Munder S&P(R) MidCap Index Equity Fund
(formerly known as Munder Institutional S&P(R) MidCap Index Equity Fund)

Munder S&P(R) SmallCap Index Equity Fund
(formerly known as Munder Institutional S&P(R) SmallCap Index Equity Fund)
-------------------------------------------------------------------

CLASS K SHARES




                                  PROSPECTUS

                                April 30, 2003

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The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

       TABLE OF CONTENTS


       MUNDER S&P(R) MIDCAP INDEX EQUITY FUND
              Goal and Principal Investment Strategies                1
              Principal Risks                                         2
              Performance                                             3
              Fees and Expenses                                       5

       MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND
              Goal and Principal Investment Strategies                6
              Principal Risks                                         7
              Performance                                             8
              Fees and Expenses                                       10

       MORE ABOUT THE FUNDS
              Glossary                                                11
              Further Information Regarding the Funds' Principal
                Investment Strategies and Risks                       12
              Other Investment Strategies and Risks                   13
              Disclaimers                                             14

       YOUR INVESTMENT
              How to Reach the Funds                                  15
              Purchase Information                                    15
              Redemption Information                                  15
              Additional Policies for Purchases and Redemptions       16

       SERVICE FEES                                                   17
              Other Information                                       17

       VALUING FUND SHARES                                            17

       DISTRIBUTIONS                                                  18

       FEDERAL TAX CONSIDERATIONS
              Taxes on Distributions                                  19
              Taxes on Sales                                          19
              Other Considerations                                    19

       MANAGEMENT OF THE FUNDS
              Investment Advisor                                      20
              Portfolio Managers                                      20

       FINANCIAL HIGHLIGHTS                                           21

This prospectus describes the goal and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds' investment strategies and risks, please read the section entitled "More About the Funds." Certain terms used in this prospectus are defined in the Glossary. Unless this Prospectus expressly provides otherwise, each objective, strategy and policy of the Fund may be changed by action of the Board of Trustees.

Munder S&P(R) MidCap Index Equity Fund


                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
                                      -----------------------------------------
Goal

The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's MidCap 400(R) Index (S&P MidCap 400(R)). The S&P MidCap
400(R) is an index of 400 stocks in the mid-cap sector of the U.S. stock market.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies in the S&P MidCap 400(R). This investment strategy may not be changed without 60 days' prior notice to shareholders. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P MidCap 400(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P MidCap 400(R) of at least 0.95. A correlation of
1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P MidCap 400(R).

To the extent foreign issuers are included in the S&P MidCap 400(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.

PRINCIPAL RISKS
------------------------------------------------------

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Stock Market Risk
  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

- Tracking Risk
  Because the Fund pays fees and transaction costs, while the S&P MidCap 400(R) does not, the Fund's returns are likely to be lower than those of the S&P MidCap 400(R). Tracking variance may also result from share purchases, redemptions and other factors.

- Indexing Strategy Risk
  The Fund will invest in the securities included in the S&P MidCap 400(R) regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the mid-cap capitalization portion of the U.S. stock market.

- Derivatives Risk
  The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures is that they can result in substantial gains or losses from small price movements. The primary risk with many other derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

- Smaller Company Stock Risk
  The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, may be less liquid and their issuers are subject to greater degrees of changes in their earnings and prospects.

                                                                    PERFORMANCE
                                      -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Munder S&P(R) MidCap Index Equity Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder S&P(R) MidCap Index Equity Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

2000   17.35
2001   -1.57
2002  -14.96


                Best Quarter:    17.12% (quarter ended 12/31/01)
                Worst Quarter: (16.59)%  (quarter ended 9/30/01)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                               Since
                                                                                     1 Year  Inception
                                                                                       %      %/(1)/
CLASS K
  Return Before Taxes                                                                (14.96)    2.41
  Return After Taxes on Distributions                                                (15.16)   (1.54)
  Return After Taxes on Distributions and Sale of Fund Shares                         (9.17)    0.72
  S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (14.51)    3.45

--------------------------------------------------------------------------------

(1)The inception date for the Class K shares is 11/4/99. The index returns from inception for Class K shares are as of 11/1/99.
(2)Standard & Poor's MidCap 400(R) Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                FEES & EXPENSES
                                      -----------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Munder S&P(R) MidCap Index Equity Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                                               Class K
SHAREHOLDER FEES                                                                               Shares
paid directly from your investment                                                             -------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)                      None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original purchase price or
 redemption proceeds)                                                                            None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                                      None
Redemption Fees                                                                                  None
Exchange Fees                                                                                    None

                                                                                               Class K
ANNUAL FUND OPERATING EXPENSES                                                                 Shares
paid from Fund assets (as a % of net assets)                                                   -------
Management Fees                                                                                 0.15%
Other Expenses
   Shareholder Servicing Fees                                                            0.25%
   Other Operating Expenses(1)                                                           0.37%
                                                                                         -----
   Total Other Expenses(1)                                                                      0.62%
                                                                                                -----
Total Annual Fund Operating Expenses(1)                                                         0.77%
                                                                                                =====

--------------------------------------------------------------------------------

(1)The advisor has voluntarily agreed to reimburse certain operating expenses to keep the Fund's Total Annual Fund Operating Expenses for Class K shares at 0.85%. The advisor may eliminate all or a part of the expense reimbursement at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         Class K
                                         Shares
                                         -------
                                1 Year    $ 79
                                3 Years   $246
                                5 Years   $428
                                10 Years  $954

Munder S&P(R) SmallCap Index Equity Fund


GOAL AND PRINCIPAL
INVESTMENT STRATEGIES
------------------------------------------------------

Goal

The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's SmallCap 600(R) Index (S&P SmallCap 600(R)). The S&P SmallCap 600(R) is an index of 600 stocks in the small-cap sector of the U.S. stock market.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies in the S&P SmallCap 600(R). This investment strategy may not be changed without 60 days' prior notice to shareholders. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P SmallCap 600(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P SmallCap 600(R) of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P SmallCap 600(R).

To the extent foreign issuers are included in the S&P SmallCap 600(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.

                                                                PRINCIPAL RISKS
                                      -----------------------------------------


All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Stock Market Risk
  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

- Tracking Risk
  Because the Fund pays fees and transaction costs, while the S&P SmallCap 600(R) does not, the Fund's returns are likely to be lower than those of the S&P SmallCap 600(R). Tracking variance may also result from share purchases, redemptions and other factors.

- Indexing Strategy Risk
  The Fund will invest in the securities included in the S&P SmallCap 600(R) regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the small-capitalization portion of the U.S. stock market.

- Derivatives Risk
  The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures is that they can result in substantial gains or losses from small price movements. The primary risk with many other derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

- Smaller Company Stock Risk
  The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume may be less liquid, and their issuers are subject to greater degrees of changes in their earnings and prospects.

PERFORMANCE
------------------------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Munder S&P(R) SmallCap Index Equity Fund Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder S&P(R) SmallCap Index Equity Fund CLASS K

TOTAL RETURN (%)
per calendar year

                                    [CHART]

2000    10.55
2001     6.26
2002   -15.07


                Best Quarter:    20.65% (quarter ended 12/31/01)
                Worst Quarter: (18.83)%  (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                 Since
                                                                                       1 Year  Inception
                                                                                         %      %/(1)/
CLASS K
  Return Before Taxes                                                                  (15.07)   3.08
  Return After Taxes on Distributions                                                  (15.20)   1.39
  Return After Taxes on Distributions and Sale of Fund Shares                           (9.24)   1.73
  S&P SmallCap 600(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (14.63)   4.41

--------------------------------------------------------------------------------

(1)The inception date for Class K shares is 11/4/99. The index returns from inception for Class K share are as of 11/1/99.
(2)The S&P SmallCap 600(R) Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Munder S&P(R) SmallCap Index Equity Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                                               Class K
SHAREHOLDER FEES                                                                               Shares
paid directly from your investment                                                             -------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)                      None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original purchase price or
 redemption proceeds)                                                                            None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                                      None
Redemption Fees                                                                                  None
Exchange Fees                                                                                    None

                                                                                               Class K
ANNUAL FUND OPERATING EXPENSES                                                                 Shares
paid from Fund assets (as a % of net assets)                                                   -------
Management Fees                                                                                 0.15%
Other Expenses
   Shareholder Servicing Fees                                                            0.25%
   Other Operating Expenses                                                              0.28%
                                                                                         -----
   Total Other Expenses                                                                         0.53%
                                                                                                -----
Total Annual Fund Operating Expenses                                                            0.68%
                                                                                                =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         Class K
                                         Shares
                                         -------
                                1 Year    $ 69
                                3 Years   $218
                                5 Years   $379
                                10 Years  $847

                                                                       GLOSSARY
                                      -----------------------------------------

The Glossary explains certain terms used throughout this prospectus.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in dollar-denominated securities of foreign issuers traded in the United States.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and others.

MORE ABOUT THE FUNDS
------------------------------------------------------

This section provides additional information about some of the Funds' principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Funds. The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Funds' principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" for the applicable Fund.

FURTHER INFORMATION
REGARDING THE FUNDS'
PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
------------------------------------------------------

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, and options.

A futures contract is a type of derivative investment that obligates the holder to buy or sell in an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specific exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

- Investment Strategy
  A Fund may, but is not required to, purchase derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). A Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. A Fund will not use derivatives for speculative purposes.

  There can be no assurance that a Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

- Special Risks
  The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
                                      -----------------------------------------

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  A Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

- Special Risks
  Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

Foreign securities in which a Fund invests include dollar-denominated securities of foreign issuers traded in the United States.

- Investment Strategy
  A Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses maybe realized.

- Investment Strategy
  A Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of a Fund's total assets (including the loan collateral).

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.

TEMPORARY INVESTMENTS

A Fund may invest in short-term obligations, such as U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less.

- Investment Strategy
  A Fund may invest assets in short-term obligations pending investment or to meet anticipated redemption requests.

- Special Risks
  A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.


DISCLAIMERS
------------------------------------------------------


The Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P MidCap 400(R) Index, S&P SmallCap 600(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by a Fund, owners of a Fund, any person or any entity from the use of the S&P MidCap 400(R) Index,

S&P SmallCap 600(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P MidCap 400(R) Index, S&P SmallCap 600(R) Index or any data included therein.


                                                                YOUR INVESTMENT
                                      -----------------------------------------

This section describes how to do business with the Funds in Class K shares.

HOW TO REACH THE FUNDS

Contact Shareholder Services

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

PURCHASE INFORMATION

Who May Purchase Shares

Customers (and their immediate family members) of banks and other financial institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers. The Funds also issue another class of shares, which has different expense levels and performance and is only available to limited types of investors. Call (800) 438-5789 to obtain more information about that class.

Purchase Price

Class K shares of the Funds are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.

Method for Purchasing Shares

You may purchase Class K shares through selected banks or other financial institutions. Please note that financial institutions may charge you fees for their services. Confirmations of share purchases will be sent to the financial institution involved.

Policies for Purchasing Shares

Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

REDEMPTION INFORMATION

Redemption Price

We will redeem Class K shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares

You may redeem shares of all Funds through your bank or other financial institution.

Policies for Redeeming Shares

Shares held by a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS

- We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order.

- At any time, the Funds may change any of our purchase or redemption practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

 . the NYSE is closed;

 . trading on the NYSE is restricted;

 . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

 . if the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- Your account activity will be detailed in financial statement sent to you by your bank or other financial institution. Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally, we send redemption amounts to you on the next business day (but not more than seven business days) after we receive your request in proper form, except as described below in the case of shares purchased by check.

- We reserve the right, upon 30 days' advance written notice, to redeem your account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                                                                   SERVICE FEES
                                      -----------------------------------------

The Funds have adopted a distribution and service plan for certain classes of shares. With respect to Class K shares, each Fund may pay fees for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Class K shares for certain shareholder services provided by institutions that have agreements with the Funds or their service providers to provide such services.

Because the fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying sales charges.

OTHER INFORMATION

In addition to paying the service fees described above, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank or Comerica Securities, affiliates of the advisor, may receive a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

                                                            VALUING FUND SHARES
                                      -----------------------------------------

Each Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. The Funds calculate NAV separately for each class. NAV is calculated by:

  (1)taking the current value of a Fund's total assets allocated to a particular class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of the Funds is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Trustees. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of a Fund's portfolio securities may occur between the time the principal market for a Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Board of Trustees. A Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure a Fund's NAV appropriately reflects securities' value at the time of pricing.

DISTRIBUTIONS
------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Funds declare and pay dividend distributions, if any, quarterly.

The Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares. Each Fund will pay both dividend and capital gain distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
------------------------------------------------------

Investments in a Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences.
A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of a Fund.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

                                                        MANAGEMENT OF THE FUNDS
                                      -----------------------------------------
INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. World Asset Management (World), a division of MCM, 255 East Brown Street, Birmingham, Michigan, 48009 is responsible for managing the Funds. As of March 31, 2003, MCM had approximately $32.1 billion in assets under management, of which $13.0 billion were invested in equity securities, $11.0 billion were invested in money market or other short-term instruments, $7.1 billion were invested in other fixed income securities and $0.9 billion were invested in balanced investments.

MCM provides overall investment management for the Funds. World is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended December 31, 2002, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) as follows:

                       Munder S&P(R) MidCap Index
                         Equity Fund                0.06%
                       Munder S&P(R) SmallCap Index
                         Equity Fund                0.04%

Because MCM voluntarily agreed to waive its fees for each of the Funds through August 31, 2002, the payments shown above are less than the contractual advisory fee of 0.15% for each Fund.

PORTFOLIO MANAGERS

A team of professional portfolio managers employed by World, a division of MCM, makes investment decisions for the Funds.

                                                           FINANCIAL HIGHLIGHTS
                                      -----------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Funds' financial statements, are included in the annual report of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789.

MUNDER S&P(R) MIDCAP INDEX EQUITY                           Year      Year      Year     Period
FUND(a) (CLASS K)                                          Ended     Ended     Ended      Ended
                                                          12/31/02  12/31/01  12/31/00 12/31/99(c)
                                                          Class K   Class K   Class K    Class K
                                                          --------  --------  -------- -----------
Net asset value, beginning of period                      $  8.21   $  8.50    $ 9.00    $10.00
                                                          -------   -------    ------    ------
Income/(Loss) from investment operations:
Net investment income                                        0.05      0.08      0.11      0.02
Net realized and unrealized gain/(loss) on investments      (1.27)    (0.24)     1.36      0.82
                                                          -------   -------    ------    ------
Total from investment operations                            (1.22)    (0.16)     1.47      0.84
                                                          -------   -------    ------    ------
Less distributions:
Dividends from net investment income                        (0.05)    (0.07)    (0.12)    (0.06)
Distributions in excess of net investment income               --        --        --     (0.02)
Distributions from net realized gains                          --     (0.06)    (1.85)    (1.76)
                                                          -------   -------    ------    ------
Total distributions                                         (0.05)    (0.13)    (1.97)    (1.84)
                                                          -------   -------    ------    ------
Net asset value, end of period                            $  6.94   $  8.21    $ 8.50    $ 9.00
                                                          =======   =======    ======    ======
Total return (b)                                           (14.96)%   (1.57)%   17.35%     9.77%
                                                          =======   =======    ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                      $44,928   $21,180    $3,015    $1,232
Ratio of operating expenses to average net assets            0.59%     0.43%     0.43%     0.43%(d)
Ratio of net investment income to average net assets         0.60%     1.00%     1.11%     1.21%(d)
Portfolio turnover rate                                        28%       22%       86%       36%
Ratio of operating expenses to average net assets without
 expense waivers and reimbursements                          0.77%     0.99%     1.08%     1.29%(d)

--------------------------------------------------------------------------------

(a)The Munder S&P(R) MidCap Index Equity Fund (formerly known as Munder Institutional S&P MidCap Index Equity Fund) Class K Shares commenced operations on November 4, 1999.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND(a)                 Year      Year     Year     Period
(CLASS K)                                                  Ended     Ended    Ended      Ended
                                                          12/31/02  12/31/01 12/31/00 12/31/99(d)
                                                          Class K   Class K  Class K    Class K
                                                          --------  -------- -------- -----------
Net asset value, beginning of period                      $ 11.10   $ 10.96  $ 10.90    $ 10.00
                                                          -------   -------  -------    -------
Income/(Loss) from investment operations:
Net investment income                                        0.04      0.05     0.04       0.02
Net realized and unrealized gain/(loss) on investments      (1.71)     0.53     1.05       1.00
                                                          -------   -------  -------    -------
Total from investment operations                            (1.67)     0.58     1.09       1.02
                                                          -------   -------  -------    -------
Less distributions:
Dividends from net investment income                        (0.04)    (0.04)   (0.04)     (0.01)
Distributions from net realized gains                          --     (0.40)   (0.99)        --
Distributions from capital                                     --        --       --      (0.11)
                                                          -------   -------  -------    -------
Total distributions                                         (0.04)    (0.44)   (1.03)     (0.12)
                                                          -------   -------  -------    -------
Net asset value, end of period                            $  9.39   $ 11.10  $ 10.96    $ 10.90
                                                          =======   =======  =======    =======
Total return (b)                                           (15.07)%    6.26%   10.55%     10.31%
                                                          =======   =======  =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                      $60,751   $81,407  $68,263    $30,820
Ratio of operating expenses to average net assets            0.52%     0.43%    0.43%      0.43%(c)
Ratio of net investment income to average net assets         0.34%     0.49%    0.37%      0.89%(c)
Portfolio turnover rate                                        12%       23%     101%         3%
Ratio of operating expenses to average net assets without
 expense waivers and reimbursements                          0.68%     0.69%    0.82%      0.76%(c)

--------------------------------------------------------------------------------
(a)The Munder S&P(R) SmallCap Index Equity Fund (formerly known as Munder Institutional S&P SmallCap Index Equity Fund) Class K shares commenced operations on November 4, 1999.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                         ADDITIONAL INFORMATION
                                      -----------------------------------------

More information about the Funds is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] MUNDER

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROKINDEX403

Munder S&P(R) MidCap Index Equity Fund
(formerly known as Munder Institutional S&P(R) MidCap Index Equity Fund)

Munder S&P(R) SmallCap Index Equity Fund
(formerly known as Munder Institutional S&P(R) SmallCap Index Equity Fund)
-------------------------------------------------------------------

CLASS Y SHARES




                                  PROSPECTUS

                                April 30, 2003

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery


[LOGO] MUNDER

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

       TABLE OF CONTENTS


       MUNDER S&P(R) MIDCAP INDEX EQUITY FUND
              Goal and Principal Investment Strategies                1
              Principal Risks                                         2
              Performance                                             3
              Fees and Expenses                                       5

       MUNDER S&P(R) SMALLCAP INDEX EQUITY
         FUND
              Goal and Principal Investment Strategies                6
              Principal Risks                                         7
              Performance                                             8
              Fees and Expenses                                       10

       MORE ABOUT THE FUNDS
              Glossary                                                11
              Further Information Regarding the Funds' Principal
                Investment Strategies and Risks                       12
              Other Investment Strategies and Risks                   13
              Disclaimers                                             14

       YOUR INVESTMENT
              Purchasing Shares                                       15
              Redeeming Shares                                        15
              Share Class Selection                                   15

       SERVICE FEES                                                   16

       VALUING FUND SHARES                                            16

       DISTRIBUTIONS                                                  17

       FEDERAL TAX CONSIDERATIONS
              Taxes on Distributions                                  18
              Taxes on Sales                                          18
              Other Considerations                                    18

       MANAGEMENT OF THE FUNDS
              Investment Advisor                                      19
              Portfolio Managers                                      19

       FINANCIAL HIGHLIGHTS                                           20

       SHAREHOLDER GUIDE
              How to Reach the Funds                                  S-1
              Purchase Information                                    S-1
              Redemption Information                                  S-3
              Additional Policies for Purchases and Redemptions       S-5

This prospectus describes the goal and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds' investment strategies and risks, please read the section entitled "More About the Funds." Certain terms used in this prospectus are defined in the Glossary. Unless this Prospectus expressly provides otherwise, each objective, strategy and policy of the Funds may be changed by action of the Board of Trustees.

Munder S&P(R) MidCap Index Equity Fund

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
                                      -----------------------------------------
Goal

The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's MidCap 400(R) Index (S&P MidCap 400(R)). The S&P MidCap
400(R) is an index of 400 stocks in the mid-cap sector of the U.S. stock market.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies in the S&P MidCap 400(R). This investment strategy may not be changed without 60 days' prior notice to shareholders. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P MidCap 400(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P MidCap 400(R) of at least 0.95. A correlation of
1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P MidCap 400(R).

To the extent foreign issuers are included in the S&P MidCap 400(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.

PRINCIPAL RISKS
------------------------------------------------------

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Stock Market Risk
  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

- Tracking Risk
  Because the Fund pays fees and transaction costs, while the S&P MidCap 400(R) does not, the Fund's returns are likely to be lower than those of the S&P MidCap 400(R). Tracking variance may also result from share purchases, redemptions and other factors.

- Indexing Strategy Risk
  The Fund will invest in the securities included in the S&P MidCap 400(R) regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the mid-cap capitalization portion of the U.S. stock market.

- Derivatives Risk
  The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures is that they can result in substantial gains or losses from small price movements. The primary risk with many other derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

- Smaller Company Stock Risk
  The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, may be less liquid and their issuers are subject to greater degrees of changes in their earnings and prospects.

                                                                    PERFORMANCE
                                      -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Munder S&P(R) MidCap Index Equity Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder S&P(R) MidCap Index Equity Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1999   14.69
2000   17.74
2001   (1.29)
2002  (14.86)


                Best Quarter:    17.29% (quarter ended 12/31/01)
                Worst Quarter: (16.61)%  (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                               Since
                                                                                     1 Year  Inception
                                                                                       %      %/(1)/
CLASS Y
  Return Before Taxes                                                                (14.86)   5.61
  Return After Taxes on Distributions                                                (15.10)   2.52
  Return After Taxes on Distributions and Sale of Fund Shares                         (9.10)   3.49
  S&P MidCap 400(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (14.51)   6.94

--------------------------------------------------------------------------------

(1)The inception date for the Class Y shares is 2/13/98. The index returns from inception for Class Y shares are as of 2/1/98.
(2)Standard & Poor's MidCap 400(R) Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                FEES & EXPENSES
                                      -----------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Munder S&P(R) MidCap Index Equity Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                                         Class Y
SHAREHOLDER FEES                                                                         Shares
paid directly from your investment                                                       -------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)                None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original purchase price or
 redemption proceeds)                                                                      None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                                None
Redemption Fees                                                                            None
Exchange Fees                                                                              None

                                                                                         Class Y
ANNUAL FUND OPERATING EXPENSES                                                           Shares
paid from Fund assets (as a % of net assets)                                             -------
Management Fees                                                                           0.15%
Other Expenses(1)                                                                         0.37%
                                                                                          -----
Total Annual Fund Operating Expenses(1)                                                   0.52%
                                                                                          =====

--------------------------------------------------------------------------------

(1)The advisor has voluntarily agreed to reimburse certain operating expenses to keep the Fund's Total Annual Fund Operating Expenses for Class Y shares at 0.60%. The advisor may eliminate all or a part of the expense reimbursement at any time.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds and then redeem all your shares at the end of those periods. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         Class Y
                                         Shares
                                         -------
                                1 Year    $ 53
                                3 Years   $167
                                5 Years   $291
                                10 Years  $653

Munder S&P(R) SmallCap Index Equity Fund

GOAL AND PRINCIPAL
INVESTMENT STRATEGIES
------------------------------------------------------

Goal

The Fund's goal is to provide performance and income that is comparable to the Standard & Poor's SmallCap 600(R) Index (S&P SmallCap 600(R)). The S&P SmallCap 600(R) is an index of 600 stocks in the small-cap sector of the U.S. stock market.

This goal is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies in the S&P SmallCap 600(R). This investment strategy may not be changed without 60 days' prior notice to shareholders. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P SmallCap 600(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P SmallCap 600(R) of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P SmallCap 600(R).

To the extent foreign issuers are included in the S&P SmallCap 600(R), the Fund may invest in foreign securities. The Fund may also enter into futures contracts.

                                                                PRINCIPAL RISKS
                                      -----------------------------------------

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

- Stock Market Risk
  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well.

- Tracking Risk
  Because the Fund pays fees and transaction costs, while the S&P SmallCap 600(R) does not, the Fund's returns are likely to be lower than those of the S&P SmallCap 600(R). Tracking variance may also result from share purchases, redemptions and other factors.

- Indexing Strategy Risk
  The Fund will invest in the securities included in the S&P SmallCap 600(R) regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the small-capitalization portion of the U.S. stock market.

- Derivatives Risk
  The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures is that they can result in substantial gains or losses from small price movements. The primary risk with many other derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

- Smaller Company Stock Risk
  The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume may be less liquid, and their issuers are subject to greater degrees of changes in their earnings and prospects.

PERFORMANCE
------------------------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Munder S&P(R) SmallCap Index Equity Fund. The bar chart shows the Fund's performance for each full calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder S&P(R) SmallCap Index Equity Fund CLASS Y/(1)/

TOTAL RETURN (%)
per calendar year


                                    [CHART]

2000    10.58
2001     6.45
2002   (14.80)

                Best Quarter:    20.70% (quarter ended 12/31/01)
                Worst Quarter: (18.72)%  (quarter ended 9/30/02)

(1)Class Y shares commenced operations on 8/7/97, ceased operations on 5/18/98 and resumed operations on 10/27/99. Information provided in the bar chart above begins with the calendar year ended 12/31/00, the Fund's first full calendar year of operations.

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                                                                                 Since
                                                                                       1 Year  Inception
                                                                                         %      %/(1)/
CLASS Y
  Return Before Taxes                                                                  (14.80)   3.28
  Return After Taxes on Distributions                                                  (15.01)   1.50
  Return After Taxes on Distributions and Sale of Fund Shares                           (9.07)   1.85
  S&P SmallCap 600(R) Index/(2)/ (reflects no deductions for fees, expenses or taxes)  (14.63)   2.89

--------------------------------------------------------------------------------

(1)Class Y shares commenced operations on 8/7/97, ceased operations on 5/18/98 and resumed operations on 10/27/99. Since inception information for the Fund is provided for the period beginning on 10/27/99. The index returns from inception for Class Y shares are as of 11/1/99.
(2)The S&P SmallCap 600(R) Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Munder S&P(R) SmallCap Index Equity Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                                         Class Y
SHAREHOLDER FEES                                                                         Shares
paid directly from your investment                                                       -------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)                None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original purchase price or
 redemption proceeds)                                                                      None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                                None
Redemption Fees                                                                            None
Exchange Fees                                                                              None

                                                                                         Class Y
ANNUAL FUND OPERATING EXPENSES                                                           Shares
paid from Fund assets (as a % of net assets)                                             -------
Management Fees                                                                           0.15%
Other Expenses                                                                            0.28%
                                                                                          -----
Total Annual Fund Operating Expenses                                                      0.43%
                                                                                          =====

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         Class Y
                                         Shares
                                         -------
                                1 Year    $ 44
                                3 Years   $138
                                5 Years   $241
                                10 Years  $542

                                                                       GLOSSARY
                                      -----------------------------------------

The Glossary explains certain terms used throughout this prospectus.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in dollar-denominated securities of foreign issuers traded in the United States.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and others.

MORE ABOUT THE FUNDS
------------------------------------------------------

This section provides additional information about some of the Funds' principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Funds. The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Funds' principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" for the applicable Fund.

FURTHER INFORMATION
REGARDING THE FUNDS'
PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
------------------------------------------------------

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, and options.

A futures contract is a type of derivative investment that obligates the holder to buy or sell in an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specific exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

- Investment Strategy
  A Fund may, but is not required to, purchase derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). A Fund may, but is not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. A Fund will not use derivatives for speculative purposes.

  There can be no assurance that a Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

- Special Risks
  The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
                                      -----------------------------------------

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  A Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

- Special Risks
  Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

Foreign securities in which a Fund invests include dollar-denominated securities of foreign issuers traded in the United States.

- Investment Strategy
  A Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses maybe realized.

- Investment Strategy
  A Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of a Fund's total assets (including the loan collateral).

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.

TEMPORARY INVESTMENTS

A Fund may invest in short-term obligations, such as U.S.Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less.

- Investment Strategy
  A Fund may invest assets in short-term obligations pending investment or to meet anticipated redemption requests.

- Special Risks
  A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.


DISCLAIMERS
------------------------------------------------------


The Funds are not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P MidCap 400(R) Index, S&P SmallCap 600(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by a Fund, owners of a Fund, any person or any entity from the use of the S&P MidCap 400(R) Index,

S&P SmallCap 600(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P MidCap 400(R) Index, S&P SmallCap 600(R) Index or any data included therein.


                                                                YOUR INVESTMENT
                                      -----------------------------------------


PURCHASING SHARES

You may purchase Class Y shares of a Fund at the NAV next determined after we receive your purchase order in proper form.

Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

The Funds also issue another class of shares, which has different expense levels and performance and is only available to limited types of investors. Call (800) 438-5789 to obtain more information about that class.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of a Fund, including minimum investment requirements, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after we receive your redemption request in proper form.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SERVICE FEES
------------------------------------------------------

The Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank or Comerica Securities, affiliates of the advisor, may receive a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

VALUING FUND SHARES
------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Funds calculate NAV separately for each class. NAV is calculated by:

  (1)taking the current value of a Fund's total assets allocated to that class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of the Funds is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Trustees. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of a Fund's portfolio securities may occur between the time the principal market for a Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Board of Trustees. A Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure a Fund's NAV appropriately reflects securities' values at the time of pricing.


                                                                  DISTRIBUTIONS
                                      -----------------------------------------


As a shareholder, you are entitled to your share of a Fund's net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Funds declare and pay dividend distributions, if any, quarterly.

The Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay both dividend and capital gain distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
------------------------------------------------------


Investments in a Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of a Fund.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

                                                        MANAGEMENT OF THE FUNDS
                                      -----------------------------------------


INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. World Asset Management (World), a division of MCM, 255 East Brown Street, Birmingham, Michigan, 48009 is responsible for managing the Fund. As of March 31, 2003, MCM had approximately $32.1 billion in assets under management, of which $13.0 billion were invested in equity securities, $11.0 billion were invested in money market or other short-term instruments, $7.1 billion were invested in other fixed income securities and $0.9 billion were invested in balanced investments.

MCM provides overall investment management for the Funds. World is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended December 31, 2002, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) as follows:

                       Munder S&P(R) MidCap Index
                         Equity Fund                0.06%
                       Munder S&P(R) SmallCap Index
                         Equity Fund                0.04%

Because MCM voluntarily agreed to waive its fees for each of the Funds through August 31, 2002, the payments shown above are less than the contractual advisory fee of 0.15% for each Fund.

PORTFOLIO MANAGERS

A team of professional portfolio managers employed by World, a division of MCM, makes investment decisions for the Funds.

FINANCIAL HIGHLIGHTS
------------------------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Funds' financial statements, are included in the annual report of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

MUNDER S&P(R) MIDCAP INDEX EQUITY                  Year      Year      Year      Year       Period
FUND(a) (CLASS Y)                                 Ended     Ended     Ended      Ended      Ended
                                                 12/31/02  12/31/01  12/31/00 12/31/99(c)  12/31/98
                                                 Class Y   Class Y   Class Y    Class Y    Class Y
                                                 --------  --------  -------- ----------- --------
Net asset value, beginning of period             $  9.43    $ 9.74    $10.29    $11.08    $ 10.00
                                                 -------    ------    ------    ------    -------
Income/(Loss) from investment operations:
Net investment income                               0.08      0.11      0.15      0.16       0.11
Net realized and unrealized gain/(loss) on
 investments                                       (1.47)    (0.26)     1.56      1.48       1.34
                                                 -------    ------    ------    ------    -------
Total from investment operations                   (1.39)    (0.15)     1.71      1.64       1.45
                                                 -------    ------    ------    ------    -------
Less distributions:
Dividends from net investment income               (0.07)    (0.09)    (0.14)    (0.17)     (0.11)
Distributions in excess of net investment income      --        --        --     (0.05)        --
Distributions from net realized gains                 --     (0.07)    (2.12)    (2.21)     (0.26)
                                                 -------    ------    ------    ------    -------
Total distributions                                (0.07)    (0.16)    (2.26)    (2.43)     (0.37)
                                                 -------    ------    ------    ------    -------
Net asset value, end of period                   $  7.97    $ 9.43    $ 9.74    $10.29    $ 11.08
                                                 =======    ======    ======    ======    =======
Total return (b)                                  (14.86)%   (1.29)%   17.74%    14.69%     15.04%
                                                 =======    ======    ======    ======    =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)             $10,727    $9,424    $8,141    $9,264    $10,853
Ratio of operating expenses to average net
 assets                                             0.34%     0.18%     0.18%     0.18%      0.18%(d)
Ratio of net investment income to average net
 assets                                             0.85%     1.25%     1.36%     1.46%      1.20%(d)
Portfolio turnover rate                               28%       22%       86%       36%        37%
Ratio of operating expenses to average net
 assets without expense waivers and
 reimbursements                                     0.52%     0.81%     0.83%     1.04%      0.88%(d)

--------------------------------------------------------------------------------

(a)The Munder S&P(R) MidCap Index Equity Fund (formerly known as Munder Institutional S&P MidCap Index Equity Fund) Class Y Shares commenced operations on February 13, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Annualized.

MUNDER S&P(R) SMALLCAP INDEX                 Year      Year     Year       Period       Period
EQUITY FUND(a)                              Ended     Ended    Ended       Ended         Ended
(CLASS Y)                                  12/31/02  12/31/01 12/31/00 12/31/99(d)(e) 12/31/98(e)
                                           Class Y   Class Y  Class Y     Class Y       Class Y
                                           --------  -------- -------- -------------- -----------
Net asset value, beginning of period       $ 11.08    $10.94   $10.91     $ 10.00       $10.23
                                           -------    ------   ------     -------       ------
Income/(Loss) from investment operations:
Net investment income                         0.06      0.08     0.09        0.02         0.02
Net realized and unrealized gain/(loss) on
 investments                                 (1.69)     0.52     1.00        1.02         0.84
                                           -------    ------   ------     -------       ------
Total from investment operations             (1.63)     0.60     1.09        1.04         0.86
                                           -------    ------   ------     -------       ------
Less distributions:
Dividends from net investment income         (0.07)    (0.06)   (0.07)      (0.01)          --
Distributions from net realized gains           --     (0.40)   (0.99)         --           --
Distributions from capital                      --        --       --       (0.12)       (0.04)
                                           -------    ------   ------     -------       ------
Total distributions                          (0.07)    (0.46)   (1.06)      (0.13)       (0.04)
                                           -------    ------   ------     -------       ------
Net asset value, end of period             $  9.38    $11.08   $10.94     $ 10.91       $11.05(f)
                                           =======    ======   ======     =======       ======
Total return (b)                            (14.80)%    6.45%   10.58%      10.50%        8.41%
                                           =======    ======   ======     =======       ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)       $ 6,391    $8,136   $9,181     $22,834       $   --
Ratio of operating expenses to average net
 assets                                       0.27%     0.18%    0.18%       0.18%(c)     0.18%(g)
Ratio of net investment income to average
 net assets                                   0.59%     0.74%    0.62%       1.14%(c)     0.52%(g)
Portfolio turnover rate                         12%       23%     101%          3%          17%
Ratio of operating expenses to average net
 assets without expense waivers and
 reimbursements                               0.43%     0.45%    0.57%       0.52%(c)     4.53%(g)

--------------------------------------------------------------------------------
(a)The Munder S&P(R) SmallCap Index Equity Fund (formerly known as Munder Institutional S&P SmallCap Index Equity Fund) Class Y shares commenced operations on August 7, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.
(e)The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.
(f)Reflects the net asset value on May 18, 1998.
(g)Annualized based on the activity of the Fund through May 18, 1998.

[LOGO] MUNDERFUNDS
                                                              SHAREHOLDER GUIDE
            -------------------------------------------------------------------

CLASS Y SHARES

The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder S&P(R) Index Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class Y Shares Prospectus dated April 30, 2003 for each of these Funds.

                                                         HOW TO REACH THE FUNDS
                                      -----------------------------------------

CONTACT SHAREHOLDER SERVICES

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940



By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581


                                                           PURCHASE INFORMATION
                                      -----------------------------------------


WHO MAY PURCHASE SHARES

Only the following investors may purchase Class Y shares:

 - fiduciary and discretionary accounts of institutions;
 - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 - high net worth individuals approved by the Funds' investment advisor;
 - trustees, officers and employees of the Munder Funds, the Funds' investment advisor and the Funds' distributor;
 - Munder Capital Management's investment advisory clients; and
 - family members of employees of the Funds' investment advisor.
We will reject any purchase orders from ineligible investors.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Advisor and/or Financial Institution
Any broker, financial advisor or other financial institution authorized by the Munder Funds' distributor can sell you shares of the Funds. Please note that brokers, financial advisors or other financial institutions may charge you fees for their services. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

   The Munder Funds
   P.O. Box 9701
   Providence, Rl 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse any payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire
For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

   Wire Instructions
   Bank ABA/Routing #: 011001234
   Bank Account Number: 167983
   Bank Account Name: The Munder Funds
   RFB: (Fund Name and Class)
   OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

POLICIES FOR PURCHASING SHARES

Investment Minimums
The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $3,000,000. Other eligible investors are not subject to any minimum. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum. We reserve the right, upon 30 days' advance written notice, to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice.

Timing of Orders
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

                                                         REDEMPTION INFORMATION
                                      -----------------------------------------

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) accounts.

By Internet
If you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone the Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from IRA, ESA or 403(b) accounts.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record. You may give other instructions by calling (800) 438-5789.

Medallion Signature Guarantee
For your protection, we reserve the right to require a medallion signature guarantee for redemption requests.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Institutions
Shares held through a financial institution must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.


ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS
------------------------------------------------------

- We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order.

- At any time, we may change any of our purchase or redemption practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

    (i)the NYSE is closed;

   (ii)trading on the NYSE is restricted;

  (iii)an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   (iv)the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases or redemptions in the account. If your account has been set up by a broker, financial advisor or other financial institution, account activity will be detailed in their statements to you. Brokers, financial advisors and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally we send redemption amounts to you on the next business day (but not more than seven business days) after we receive your request in proper form except as described below in the case of shares purchased by check.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                                                         ADDITIONAL INFORMATION
                                      -----------------------------------------

Information relating to purchases and sales of Class Y shares of the Munder S&P(R) Index Funds is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

More information about the Funds is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

By web:
          www.munder.com

You may find more information about the Funds online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-21294

[LOGO] MUNDER

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROYINDEX403

Munder Institutional Government Money Market Fund

Munder Institutional Money Market Fund
-------------------------------------------------------------------

CLASS K SHARES




                                  PROSPECTUS

                                April 30, 2003

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery


[LOGO] MUNDER

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

       TABLE OF CONTENTS


       INSTITUTIONAL GOVERNMENT MONEY
         MARKET FUND
              Goal and Principal Investment Strategies                1
              Principal Risks                                         1
              Performance                                             3
              Fees and Expenses                                       4

       INSTITUTIONAL MONEY MARKET FUND
              Goal and Principal Investment Strategies                5
              Principal Risks                                         5
              Performance                                             7
              Fees and Expenses                                       8

       MORE ABOUT THE FUNDS
              Glossary                                                9
              Further Information Regarding the Funds' Principal
                Investment Strategies and Risks                       10
              Other Investment Strategies and Risks                   11

       YOUR INVESTMENT
              How to Reach the Funds                                  13
              Purchase Information                                    13
              Redemption Information                                  14
              Additional Policies for Purchases and Redemptions       14

       SERVICE FEES
              Other Information                                       15

       VALUING FUND SHARES                                            16

       DISTRIBUTIONS                                                  17

       FEDERAL TAX CONSIDERATIONS
              Taxes on Distributions                                  18
              Taxes on Sales                                          18
              Other Considerations                                    18

       MANAGEMENT OF THE FUNDS
              Investment Advisor                                      19

       FINANCIAL HIGHLIGHTS                                           20

This prospectus describes the goal and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds' investment strategies and risks, please read the section entitled "More About the Funds." Certain terms used in this prospectus are defined in the Glossary. Unless the Prospectus expressly provides otherwise, each objective, strategy and policy of the Funds may be changed by action of the Board of Trustees.

Institutional Government Money Market Fund

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
                                      -----------------------------------------


Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

This goal is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in high-quality U.S. dollar-denominated money market instruments issued or guaranteed as to the principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. This investment strategy, may not be changed without 60 days prior notice to shareholders.

These money market instruments have remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


                                                                PRINCIPAL RISKS
                                      -----------------------------------------


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

- Credit (or Default) Risk
  An issuer of a fixed income security, even a U.S. government security, may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect the security's liquidity and make it more difficult for the Fund to sell.

- Interest Rate Risk
  An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term securities are generally more sensitive to interest rate changes than short-term securities. Generally, the longer the average maturity of the securities held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

- Prepayment Risk
  The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

- Repurchase Agreement Risk
  A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

- Variable and Floating Rate Securities Risk
  Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

                                                                    PERFORMANCE
                                      -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Government Money Market Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

Because Class K shares do not have any performance history, the annual returns in the bar chart, the best quarter and the worst quarter returns and the average annual total returns are those of the Fund's Class Y shares, which are not offered in this prospectus. Class K shares are subject to a shareholder servicing fee of 0.25%. Please see the section entitled "Fees and Expenses." Performance for Class K shares, net of any shareholder servicing fee, would have been substantially similar to that of the Class Y shares of the Fund because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of the shareholder servicing fee, performance of the Class K shares will be less than that of the Class Y shares.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Institutional Government Money Market Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

2002   1.62

                 Best Quarter:  0.42% (quarter ended 9/30/02)
                 Worst Quarter: 0.36% (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                            Since
                                 1 Year Inception/(1)/
                                   %          %
                         Class Y  1.62      1.71

--------------------------------------------------------------------------------

(1)The inception date for the Class Y shares is 10/3/01.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Institutional Government Money Market Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                                      Class K
SHAREHOLDER FEES                                                                      Shares
paid directly from your investment                                                    -------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)            None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original purchase
 price or redemption proceeds)                                                         None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                            None
Redemption Fees                                                                        None
Exchange Fees                                                                          None

                                                                                      Class K
ANNUAL FUND OPERATING EXPENSES                                                        Shares
paid from Fund assets (as a % of net assets)                                          -------
Management Fees(1)                                                                      0.20%
Other Expenses
  Shareholder Servicing Fees                                                    0.25%
  Other Operating Expenses(1)                                                   0.30%
                                                                                -----
  Total Other Expenses                                                                  0.55%
                                                                                      -------
Total Annual Fund Operating Expenses                                                    0.75%
Less Contractual Fee Waivers & Reimbursements(1)                                      (0.38)%
                                                                                      -------
Net Expenses(1)                                                                         0.37%
                                                                                      =======

--------------------------------------------------------------------------------

(1)Through April 30, 2004, the advisor has contractually agreed to reduce the management fees for the Fund to 0.12%. In addition, through April 30, 2004, the advisor has contractually agreed to reimburse the Fund's operating expenses (other than the management fees, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep Other Operating Expenses at 0.00%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         Class K
                                         Shares
                                         -------
                                1 Year    $ 77
                                3 Years   $240
                                5 Years   $417
                                10 Years  $930

Institutional Money Market Fund


                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
                                      -----------------------------------------


Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

This goal is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of high-quality U.S. dollar- denominated money market securities, including repurchase agreements.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


                                                                PRINCIPAL RISKS
                                      -----------------------------------------


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

- Credit (or Default) Risk
  An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

- Interest Rate Risk
  An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term securities are generally more sensitive to interest rate changes than short-term securities. Generally, the longer the average maturity of the securities held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

- Prepayment Risk
  The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

- Credit Ratings Risk
  Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2-by Moody's, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because they are regarded as having only a satisfactory ability to meet financial commitments.

- Repurchase Agreement Risk
  A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

- Variable and Floating Rate Securities Risk
  Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

                                                                    PERFORMANCE
                                      -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Money Market Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

Because Class K shares do not have any performance history, the annual returns in the bar chart, the best quarter and the worst quarter returns and the average annual total returns are those of the Fund's Class Y shares, which are not offered in this prospectus. Class K shares are subject to a shareholder servicing fee of 0.25%. Please see the section entitled "Fees and Expenses." Performance for Class K shares, net of any shareholder servicing fee, would have been substantially similar to that of the Class Y shares of the Fund because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of the shareholder servicing fee, performance of the Class K shares will be less than that of the Class Y shares.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Institutional Money Market Fund CLASS Y

TOTAL RETURN (%)
per calendar year


                                    [CHART]

1999  5.09
2000  6.44
2001  4.20
2002  1.79

                 Best Quarter:  1.67% (quarter ended 12/31/00)
                 Worst Quarter: 0.39% (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                            Since
                                 1 Year Inception/(1)/
                                   %          %
                         Class Y   1.79      4.38

--------------------------------------------------------------------------------

(1)The inception date for the Class Y shares is 1/4/99.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Money Market Fund when requesting yield information.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Institutional Money Market Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                                                  Class K
SHAREHOLDER FEES                                                                                  Shares
paid directly from your investment                                                                -------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)                        None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original purchase price or
 redemption proceeds)                                                                              None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                                        None
Redemption Fees                                                                                    None
Exchange Fees                                                                                      None

                                                                                                  Class K
ANNUAL FUND OPERATING EXPENSES                                                                    Shares
paid from Fund assets (as a % of net assets)                                                      -------
Management Fees(1)                                                                                 0.20%
Other Expenses

  Shareholder Servicing Fees                                                             0.25%
  Other Operating Expenses(1)                                                            0.11%
                                                                                         -----
  Total Other Expenses                                                                             0.36%

                                                                                                  -------
Total Annual Fund Operating Expenses                                                               0.56%
Less Contractual Fee Waivers & Reimbursements(1)                                                  (0.19)%
                                                                                                  -------
Net Expenses(1)                                                                                    0.37%
                                                                                                  =======

--------------------------------------------------------------------------------

(1)Through April 30, 2004, the advisor has contractually agreed to reduce the management fees for the Fund to 0.12%. In addition, through April 30, 2004, the advisor has contractually agreed to reimburse the Fund's operating expenses (other than the management fees, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep Other Operating Expenses at 0.00%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         Class K
                                         Shares
                                         -------
                                1 Year    $ 57
                                3 Years   $179
                                5 Years   $313
                                10 Years  $701

                                                                       GLOSSARY
                                      -----------------------------------------

The Glossary explains certain terms used throughout this prospectus.
Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Government National Mortgage Association and others.

RATING AGENCIES

Moody's Investor Service, Inc. (Moody's)

Fitch Ratings, Inc. (Fitch)

Standard & Poor's Rating Services (S&P)

MORE ABOUT THE FUNDS
------------------------------------------------------

This section provides additional information about some of the Funds' principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Funds. The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Funds' principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" for the applicable Fund.

FURTHER INFORMATION
REGARDING THE FUNDS'
PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
------------------------------------------------------


CREDIT RATINGS

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

..  A-2- or higher by S&P;
..  P-2- or higher by Moody's; or
..  F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above ratings, unless it has only been rated by one rating organization. The Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

- Investment Strategy
  Securities purchased by the Institutional Money Market Fund will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

- Special Risks
  Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security's rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board of Trustees, whether the Fund should continue to hold the security.

U.S. GOVERNMENT SECURITIES

U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

- Investment Strategy
  The Institutional Government Money Market Fund will invest a substantial portion of its assets in U.S. Government securities. The Institutional Money Market Fund may also invest in U.S. Government securities.

                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
                                      -----------------------------------------


ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOS) and real estate mortgage investment conduits (REMICs).

- Investment Strategy
  The Institutional Money Market Fund may invest a portion of its assets in asset-backed securities.

- Special Risks
  In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

  Like other fixed income securities, when interest rates rise the value of an asset- backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks ot presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  A Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

- Special Risks
  Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

Foreign securities in which the Institutional Money Market Fund may invest include U.S. dollar-denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations.

- Investment Strategy
  The Institutional Money Market Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

GUARANTEED INVESTMENT CONTRACTS

The Institutional Money Market Fund may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements whereby the Fund makes payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

- Investment Strategy
  A Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of a Fund's total assets (including the loan collateral).

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.

STRIPPED SECURITIES

These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

- Investment Strategy
  The Institutional Government Money Market Fund may invest in stripped securities.

- Special Risks
  Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect the Fund's total returns.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered.These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

- Investment Strategy
  The Institutional Government Money Market Fund may invest in zero coupon bonds.

- Special Risks
  The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

                                                                YOUR INVESTMENT
                                      -----------------------------------------

This section describes how to do business with the Funds in Class K shares.

HOW TO REACH THE FUNDS

Contact Shareholder Services

                    By telephone: 1-800-438-5789

                    By mail:      The Munder Funds
                                  P.O. Box 9701
                                  Providence, RI 02940-9701

                    By overnight  The Munder Funds
                    delivery:     4400 Computer Drive
                                  Westborough, MA 01581

PURCHASE INFORMATION

Who May Purchase Shares

Customers (and their immediate family members) of banks and other financial institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers. Each Fund also issues one or more other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

Purchase Price

Class K shares of the Funds are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.

Method for Purchasing Shares

You may purchase Class K shares through selected banks or other financial institutions. Please note that financial institutions may charge you fees for their services. Confirmations of share purchases will be sent to the financial institution involved.

Policies for Purchasing Shares

Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

REDEMPTION INFORMATION

Redemption Price

We will redeem Class K shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares

You may redeem Class K shares of the Funds through your bank or other financial institution.

Policies for Redeeming Shares

Shares held by a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS

- We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order.

- At any time, the Funds may change any of our purchase or redemption practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

 . the NYSE is closed;

 . trading on the NYSE is restricted;

 . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets;

 . if the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- Your account activity will be detailed in financial statements sent to you by your bank or other financial institution. Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally, we send redemption amounts to you on the next business day (but not more than seven business days) after we receive your request in proper form except as described below in the case of shares purchased by check. Same-day processing is available only for the Funds, provided we receive notice of the trade prior to 2:45 p.m (Eastern time).

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for a Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time) you will not receive dividends for that day.

- We reserve the right, upon 30 days' advance written notice, to redeem your account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                                                                   SERVICE FEES
                                      -----------------------------------------


The Funds have adopted a distribution and service plan for certain classes of shares. With respect to Class K shares, each Fund may pay fees for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Class K shares for certain shareholder services provided by institutions that have agreements with the Funds or their service providers to provide such service.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

OTHER INFORMATION

In addition to paying the service fees described above, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank or Comerica Securities, affiliates of the advisor, may receive a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

VALUING FUND SHARES
------------------------------------------------------
Each Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. The Funds calculate NAV separately for each class. NAV is calculated by:

  (1)taking the current value of a Fund's total assets allocated to that class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. In determining a Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

Each Fund may be open for business, and NAV may be calculated, on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the applicable class of shares of the Fund determined as of 4:00 p.m. (Eastern time) on that date.

If reliable current market values are not readily available for a security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Funds' Board of Trustees. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the

NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of a Fund's portfolio securities may occur between the time the principal market for a Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Board of Trustees. A Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure a Fund's NAV appropriately reflects securities' values at the time of pricing.

                                                                  DISTRIBUTIONS
                                      -----------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Funds declare dividends daily and pay dividend distributions, if any, monthly.

The Funds distribute their net realized capital gains, if any, at least annually.

If an investor provides a Fund with advance notice of a purchase and the purchase order is accepted before 2:45 p.m. (Eastern time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

Except in the case of same-day redemption requests, which must be received before 2:45 p.m. (Eastern time), redeeming shareholders will receive dividends on the day of redemption.

It is possible that a Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay both dividend and capital gain distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS
------------------------------------------------------

Investments in a Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of a Fund.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

                                                        MANAGEMENT OF THE FUNDS
                                      -----------------------------------------

INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of March 31, 2003, MCM had approximately $32.1 billion in assets under management, of which $13.0 billion were invested in equity securities, $11.0 billion were invested in money market or other short-term instruments, $7.1 billion were invested in other fixed income securities and $0.9 billion were invested in balanced investments.

MCM provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended December 31, 2002, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) as follows:

                       Institutional Government
                         Money Market Fund         0.12%
                       Institutional Money Market
                         Fund                      0.12%

Because MCM contractually agreed to waive a portion of its fees for the Institutional Government Money Market Fund and the Institutional Money Market Fund, the payments shown above for those Funds are less than the contractual advisory fees of 0.20% of each Fund's average daily net assets.

FINANCIAL HIGHLIGHTS
------------------------------------------------------

The financial highlights for the Institutional Government Money Market Fund and the Institutional Money Market Fund that appear in the pages that follow are for Class Y shares of each Fund, which are not offered in this Prospectus. Class Y shares are not subject to any distribution or shareholder servicing fees. Class K shares are subject to a 0.25% shareholder servicing fee. Performance of the Class K shares of each Fund would have been substantially similar to that of the Class Y shares of that Fund because the shares are invested in the same portfolio of securities and have the same portfolio management. However, the performance of the Class K shares would have been lower than that of the Class Y shares because of the higher fees and expenses of the Class K shares. This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Funds' financial statements, are included in the annual report of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling
(800) 438-5789.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND(a)                               Year     Period
(CLASS Y)                                                                  Ended     Ended
                                                                          12/31/02  12/31/01
                                                                          Class Y   Class Y
                                                                          -------- --------
Net asset value, beginning of period                                      $  1.00  $  1.00
                                                                          -------  -------
Income from investment operations:
Net investment income                                                       0.016    0.005
                                                                          -------  -------
Total from investment operations                                            0.016    0.005
                                                                          -------  -------
Less distributions:
Dividends from net investment income                                       (0.016)  (0.005)
                                                                          -------  -------
Total distributions                                                        (0.016)  (0.005)
                                                                          -------  -------
Net asset value, end of period                                            $  1.00  $  1.00
                                                                          =======  =======
Total return (b)                                                             1.62%    0.50%
                                                                          =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $29,890  $13,218
Ratio of operating expenses to average net assets                            0.12%    0.12%(c)
Ratio of net investment income to average net assets                         1.60%    2.13%(c)
Ratio of operating expenses to average net assets without expense waivers
 and reimbursements                                                          0.50%    0.46%(c)

--------------------------------------------------------------------------------

(a)The Munder Institutional Government Money Market Fund Class Y Shares commenced operations on October 3, 2001.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

INSTITUTIONAL MONEY MARKET FUND(a)                                      Year      Year       Period
(CLASS Y)                                                 Year Ended   Ended     Ended       Ended
                                                           12/31/02   12/31/01  12/31/00    12/31/99
                                                           Class Y    Class Y   Class Y     Class Y
                                                          ----------  --------  --------  --------
Net asset value, beginning of period                      $     1.00  $   1.00  $   1.00  $   1.00
                                                          ----------  --------  --------  --------
Income from investment operations:
Net investment income                                          0.018     0.041     0.062     0.050
                                                          ----------  --------  --------  --------
Total from investment operations                               0.018     0.041     0.062     0.050
                                                          ----------  --------  --------  --------
Less distributions:
Dividends from net investment income                          (0.018)   (0.041)   (0.062)   (0.050)
                                                          ----------  --------  --------  --------
Total distributions                                           (0.018)   (0.041)   (0.062)   (0.050)
                                                          ----------  --------  --------  --------
Net asset value, end of period                            $     1.00  $   1.00  $   1.00  $   1.00
                                                          ==========  ========  ========  ========
Total return (b)                                                1.79%     4.20%     6.44%     5.09%
                                                          ==========  ========  ========  ========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)                      $1,223,380  $553,773  $155,191  $102,535
Ratio of operating expenses to average net assets               0.12%     0.12%     0.18%     0.20%(c)
Ratio of net investment income to average net assets            1.74%     3.63%     6.26%     4.99%(c)
Ratio of operating expenses to average net assets without
 expense waivers and reimbursements                             0.31%     0.33%     0.31%     0.37%(c)

--------------------------------------------------------------------------------

(a)The Munder Institutional Money Market Fund Class Y Shares commenced operations on January 4, 1999.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(c)Annualized.

                                                         ADDITIONAL INFORMATION
                                      -----------------------------------------

More information about the Funds is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-21294

[LOGO] MUNDER FUNDS

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROKINSTMM403

Munder Institutional Government Money Market Fund

Munder Institutional Money Market Fund
-------------------------------------------------------------------

CLASS Y SHARES




                                  PROSPECTUS

                                April 30, 2003

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery


[LOGO] MUNDER

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

       TABLE OF CONTENTS


       INSTITUTIONAL GOVERNMENT MONEY
         MARKET FUND
              Goal and Principal Investment Strategies                1
              Principal Risks                                         1
              Performance                                             3
              Fees and Expenses                                       4

       INSTITUTIONAL MONEY MARKET FUND
              Goal and Principal Investment Strategies                5
              Principal Risks                                         5
              Performance                                             7
              Fees and Expenses                                       8

       MORE ABOUT THE FUNDS
              Glossary                                                9
              Further Information Regarding the Funds' Principal
                Investment Strategies and Risks                       10
              Other Investment Strategies and Risks                   11

       YOUR INVESTMENT
              Purchasing Shares                                       13
              Redeeming Shares                                        13

       SERVICE FEES                                                   14

       VALUING FUND SHARES                                            14

       DISTRIBUTIONS                                                  16

       FEDERAL TAX CONSIDERATIONS
              Taxes on Distributions                                  16
              Taxes on Sales                                          17
              Other Considerations                                    17

       MANAGEMENT OF THE FUNDS
              Investment Advisor                                      18

       FINANCIAL HIGHLIGHTS                                           19

       SHAREHOLDER GUIDE
              How to Reach the Funds                                  S-1
              Purchase Information                                    S-1
              Redemption Information                                  S-3
              Additional Policies for Purchases and Redemptions       S-5

This prospectus describes the goal and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds' investment strategies and risks, please read the section entitled "More About the Funds." Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each objective, strategy and policy of the Funds may be changed by action of the Board of Trustees.

Institutional Government Money Market Fund


                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
                                      -----------------------------------------


Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

This goal is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in high-quality U.S. dollar-denominated money market instruments issued or guaranteed as to the principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. This strategy may not be changed without 60 days' prior written notice to shareholders.

These money market instruments have remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


                                                                PRINCIPAL RISKS
                                      -----------------------------------------


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

- Credit (or Default) Risk
  An issuer of a fixed income security, even a U.S. government security, may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect the security's liquidity and make it more difficult for the Fund to sell.

- Interest Rate Risk
  An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term securities are generally more sensitive to interest rate changes than short-term securities. Generally, the longer the average maturity of the securities held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

- Prepayment Risk
  The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

- Repurchase Agreement Risk
  A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

- Variable and Floating Rate Securities Risk
  Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

                                                                    PERFORMANCE
                                      -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Government Money Market Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Institutional Government Money Market Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

2002 1.62

                 Best Quarter:  0.42%  (quarter ended 9/30/02)
                 Worst Quarter: 0.36% (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                            Since
                                 1 Year Inception/(1)/
                                   %          %
                         Class Y  1.62      1.71

--------------------------------------------------------------------------------

(1)The inception date for the Class Y shares is 10/3/01.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Institutional Government Money Market Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                                         Class Y
SHAREHOLDER FEES                                                                         Shares
paid directly from your investment                                                       -------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)               None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original purchase price or
 redemption proceeds)                                                                     None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                               None
Redemption Fees                                                                           None
Exchange Fees                                                                             None

                                                                                         Class Y
ANNUAL FUND OPERATING EXPENSES                                                           Shares
paid from Fund assets (as a % of net assets)                                             -------
Management Fees(1)                                                                         0.20%
Other Expenses(1)                                                                          0.30%
                                                                                         -------
Total Annual Fund Operating Expenses                                                       0.50%
Less Contractual Fee Waivers & Reimbursements(1)                                         (0.38)%
                                                                                         -------
Net Expenses(1)                                                                            0.12%
                                                                                         =======

--------------------------------------------------------------------------------

(1)Through April 30, 2004, the advisor has contractually agreed to reduce the management fees for the Fund to 0.12%. In addition, through April 30, 2004, the advisor has contractually agreed to reimburse the Fund's operating expenses (other than the management fees, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep Other Expenses at 0.00%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         Class Y
                                         Shares
                                         -------
                                1 Year    $ 51
                                3 Years   $160
                                5 Years   $280
                                10 Years  $628

Institutional Money Market Fund


                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
                                      -----------------------------------------


Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

This goal is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of high-quality U.S. dollar- denominated money market instruments, including repurchase agreements.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


                                                                PRINCIPAL RISKS
                                      -----------------------------------------


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

- Credit (or Default) Risk
  An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

- Interest Rate Risk
  An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term securities are generally more sensitive to interest rate changes than short-term securities. Generally, the longer the average maturity of the securities held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

- Prepayment Risk
  The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

- Credit Ratings Risk
  Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2-by Moody's, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because they are regarded as having only a satisfactory ability to meet financial commitments.

- Repurchase Agreement Risk
  A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

- Variable and Floating Rate Securities Risk
  Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

                                                                    PERFORMANCE
                                      -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Money Market Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Institutional Money Market Fund CLASS Y

TOTAL RETURN (%)
per calendar year


                                    [CHART]

1999  5.09
2000  6.44
2001  4.20
2002  1.79

                 Best Quarter:  1.67% (quarter ended 12/31/00)
                 Worst Quarter: 0.39% (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                            Since
                                 1 Year Inception/(1)/
                                   %          %
                         Class Y  1.79      4.38

--------------------------------------------------------------------------------

(1)The inception date for the Class Y shares is 1/4/99.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Money Market Fund when requesting yield information.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Institutional Money Market Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                                                         Class Y
SHAREHOLDER FEES                                                                         Shares
paid directly from your investment                                                       --------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)                None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original purchase price or
 redemption proceeds)                                                                      None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                                None
Redemption Fees                                                                            None
Exchange Fees                                                                              None

                                                                                         Class Y
ANNUAL FUND OPERATING EXPENSES                                                           Shares
paid from Fund assets (as a % of net assets)                                             --------
Management Fees(1)                                                                        0.20%
Other Expenses(1)                                                                          0.11%
                                                                                         --------
Total Annual Fund Operating Expenses                                                      0.31%
Less Contractual Fee Waivers & Reimbursements(1)                                          (0.19)%
                                                                                         --------
Net Expenses(1)                                                                           0.12%
                                                                                         ========

--------------------------------------------------------------------------------

(1)Through April 30, 2004, the advisor has contractually agreed to reduce the management fees for the Fund to 0.12%. In addition, through April 30, 2004, the advisor has contractually agreed to reimburse the Fund's operating expenses (other than the management fees, brokerage, interest, and extraordinary expenses) in an amount sufficient to keep Other Expenses at 0.00%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         Class Y
                                         Shares
                                         -------
                                1 Year    $ 32
                                3 Years   $100
                                5 Years   $174
                                10 Years  $393

                                                                       GLOSSARY
                                      -----------------------------------------

The Glossary explains certain terms used throughout this prospectus.
Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and others.

RATING AGENCIES

Moody's Investor Service, Inc. (Moody's)

Fitch Ratings, Inc. (Fitch)

Standard & Poor's Rating Services (S&P)

MORE ABOUT THE FUNDS
------------------------------------------------------

This section provides additional information about some of the Funds' principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Funds. The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Funds' principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" for the applicable Fund.

FURTHER INFORMATION
REGARDING THE FUNDS'
PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
------------------------------------------------------


CREDIT RATINGS

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

..  A-2- or higher by S&P;
..  P-2- or higher by Moody's; or
..  F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above ratings, unless it has only been rated by one rating organization. The Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

- Investment Strategy
  Securities purchased by the Institutional Money Market Fund will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

- Special Risks
  Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security's rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board of Trustees, whether the Fund should continue to hold the security.

U.S. GOVERNMENT SECURITIES

U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

- Investment Strategy
The Institutional Government Money Market Fund will invest a substantial portion of its assets in U.S. Government securities. The Institutional Money Market Fund may also invest in U.S. Government securities.

                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
                                      -----------------------------------------


ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOS) and real estate mortgage investment conduits (REMICs).

- Investment Strategy
  The Institutional Money Market Fund may invest a portion of its assets in asset-backed securities.

- Special Risks
  In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

  Like other fixed income securities, when interest rates rise the value of an asset- backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  A Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

- Special Risks
  Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

Foreign securities in which the Institutional Money Market Fund may invest include U.S. dollar-denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations.

- Investment Strategy
  The Institutional Money Market Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

GUARANTEED INVESTMENT CONTRACTS

The Institutional Money Market Fund may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements whereby the Fund makes payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

- Investment Strategy
  A Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of a Fund's total assets (including the loan collateral).

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.

STRIPPED SECURITIES

These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

- Investment Strategy
  The Institutional Government Money Market Fund may invest in stripped securities.

- Special Risks
  Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect the Fund's total returns.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

- Investment Strategy
  The Institutional Government Money Market Fund may invest in zero coupon bonds.

- Special Risks
  The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

                                                                YOUR INVESTMENT
                                      -----------------------------------------


PURCHASING SHARES

You may purchase Class Y shares of a Fund at the net asset value (NAV) next determined after we receive your purchase order in proper form.

Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements. The Funds also issue other classes of shares, which have different expense levels and performance and are only available to limited types of investors. Call (800) 438-5789 to obtain more information about those classes.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares a Fund, including minimum investment requirements, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after we receive your redemption request in proper form.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SERVICE FEES
------------------------------------------------------


The Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank or Comerica Securities, affiliates of the advisor, may receive a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.


VALUING FUND SHARES
------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Funds calculate NAV separately for each class. NAV is calculated by:

  (1)taking the current value of a Fund's total assets allocated to that class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. In determining a Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

Each Fund may be open for business, and its NAV may be calculated, on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the applicable class of shares of the Fund determined as of 4:00 p.m. (Eastern time) on that date.

If reliable current market values are not readily available for a security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Funds' Board of Trustees. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of a Fund's portfolio securities may occur between the time the principal market for a Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Board of Trustees. A Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure a Fund's NAV appropriately reflects securities' values at the time of pricing.

DISTRIBUTIONS
------------------------------------------------------
As a shareholder, you are entitled to your share of a Fund's net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Funds declare dividends daily and pay dividend distributions, if any, monthly.

The Funds distribute their net realized capital gains, if any, at least annually.

If an investor provides a Fund with advance notice of a purchase and the purchase order is accepted before 2:45 p.m. (Eastern time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

Except in the case of same-day redemption requests, which must be received before 2:45 p.m. (Eastern time), redeeming shareholders will receive dividends on the day of redemption.

It is possible that a Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay both dividend and capital gain distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.
FEDERAL TAX CONSIDERATIONS
------------------------------------------------------
Investments in a Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences.
A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of a Fund.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUNDS
------------------------------------------------------
INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of March 31, 2003, MCM had approximately $32.1 billion in assets under management, of which $13.0 billion were invested in equity securities, $11.0 billion were invested in money market or other short-term instruments, $7.1 billion were invested in other fixed income securities and $0.9 billion were invested in balanced investments.

MCM provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended December 31, 2002, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) as follows:

                     Institutional Government
                       Money Market Fund             0.12%
                     Institutional Money Market Fund 0.12%

Because MCM contractually agreed to waive a portion of its fees for the Institutional Government Money Market Fund and the Institutional Money Market Fund, the payments shown above for those Funds are less than the contractual advisory fees of 0.20% of each Fund's average daily net assets.

                                                           FINANCIAL HIGHLIGHTS
                                      -----------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Funds' financial statements, are included in the annual report of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789 or visiting the website at www.munder.com.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND(a)                       Year     Period
(CLASS Y)                                                          Ended     Ended
                                                                  12/31/02  12/31/01
                                                                  Class Y   Class Y
                                                                  -------- --------
Net asset value, beginning of period                              $  1.00  $  1.00
                                                                  -------  -------
Income from investment operations:
Net investment income                                               0.016    0.005
                                                                  -------  -------
Total from investment operations                                    0.016    0.005
                                                                  -------  -------
Less distributions:
Dividends from net investment income                               (0.016)  (0.005)
                                                                  -------  -------
Total distributions                                                (0.016)  (0.005)
                                                                  -------  -------
Net asset value, end of period                                    $  1.00  $  1.00
                                                                  =======  =======
Total return (b)                                                     1.62%    0.50%
                                                                  =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                              $29,890  $13,218
Ratio of operating expenses to average net assets                    0.12%    0.12%(c)
Ratio of net investment income to average net assets                 1.60%    2.13%(c)
Ratio of operating expenses to average net assets without expense
 waivers and reimbursements                                          0.50%    0.46%(c)

--------------------------------------------------------------------------------

(a)The Munder Institutional Government Money Market Fund Class Y Shares commenced operations on October 3, 2001.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

INSTITUTIONAL MONEY MARKET FUND(a)                           Year       Year      Year       Period
(CLASS Y)                                                   Ended      Ended     Ended       Ended
                                                           12/31/02   12/31/01  12/31/00    12/31/99
                                                           Class Y    Class Y   Class Y     Class Y
                                                          ----------  --------  --------  --------
Net asset value, beginning of period                      $     1.00  $   1.00  $   1.00  $   1.00
                                                          ----------  --------  --------  --------
Income from investment operations:
Net investment income                                          0.018     0.041     0.062     0.050
                                                          ----------  --------  --------  --------
Total from investment operations                               0.018     0.041     0.062     0.050
                                                          ----------  --------  --------  --------
Less distributions:
Dividends from net investment income                          (0.018)   (0.041)   (0.062)   (0.050)
                                                          ----------  --------  --------  --------
Total distributions                                           (0.018)   (0.041)   (0.062)   (0.050)
                                                          ----------  --------  --------  --------
Net asset value, end of period                            $     1.00  $   1.00  $   1.00  $   1.00
                                                          ==========  ========  ========  ========
Total return (b)                                                1.79%     4.20%     6.44%     5.09%
                                                          ==========  ========  ========  ========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)                      $1,223,380  $553,773  $155,191  $102,535
Ratio of operating expenses to average net assets               0.12%     0.12%     0.18%     0.20%(c)
Ratio of net investment income to average net assets            1.74%     3.63%     6.26%     4.99%(c)
Ratio of operating expenses to average net assets without
 expense waivers and reimbursements                             0.31%     0.33%     0.31%     0.37%(c)

--------------------------------------------------------------------------------

(a)The Munder Institutional Money Market Fund Class Y Shares commenced operations on January 4, 1999.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(c)Annualized.

[LOGO] MUNDERFUNDS
                                                              SHAREHOLDER GUIDE
-------------------------------------------------------------------------------

CLASS Y SHARES

The Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Institutional Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class Y Shares Prospectus dated April 30, 2003 for each of these Funds.

                                                         HOW TO REACH THE FUNDS
-------------------------------------------------------------------------------

CONTACT SHAREHOLDER SERVICES

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940


By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581


                                                           PURCHASE INFORMATION
-------------------------------------------------------------------------------

WHO MAY PURCHASE SHARES

Only the following investors may purchase Class Y shares:

 - fiduciary and discretionary accounts of institutions;
 - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 - high net worth individuals approved by the Funds' investment advisor;
 - trustees, officers and employees of the Munder Funds, the Funds' investment advisor and the Funds' distributor;
 - Munder Capital Management's investment advisory clients; and
 - family members of employees of the Funds' investment advisor.

We will reject any purchase orders from ineligible investors.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Advisor and/or Financial Institution
Any broker, financial advisor or other financial institution authorized by the Munder Funds' distributor can sell you shares of the Funds. Please note that brokers, financial advisors or other financial institutions may charge you fees for their services. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

   The Munder Funds
   P.O. Box 9701
   Providence, Rl 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse any payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire
For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

   Wire Instructions
   Bank ABA/Routing #: 011001234
   Bank Account Number: 167983
   Bank Account Name: The Munder Funds
   RFB: (Fund Name and Class)
   OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

POLICIES FOR PURCHASING SHARES

Investment Minimums
The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $1,000,000. Other eligible investors are not subject to any minimum. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum. We reserve the right, upon 30 days' advance written notice, to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice.

Timing of Orders
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

                                                         REDEMPTION INFORMATION
-------------------------------------------------------------------------------

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the

Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone the Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from IRA, ESA or 403(b) accounts.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record. You may give other instructions by calling (800) 438-5789.

Medallion Signature Guarantee

For your protection, we reserve the right to require a medallion signature guarantee for redemption requests.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Institutions

Shares held through a financial institution must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.


ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS
-------------------------------------------------------------------------------

- We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order.

- At any time, we may change any of our purchase or redemption practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

    (i)the NYSE is closed;

   (ii)trading on the NYSE is restricted;

  (iii)an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   (iv)the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases or redemptions in the account. If your account has been set up by a broker, financial advisor or other financial institution, account activity will be detailed in their statements to you. Brokers, financial advisors and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally we send redemption amounts to you on the next business day (but not more than seven business days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available for the Funds, provided we receive notice of the trade prior to 2:45 p.m. (Eastern Time).

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for a Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                                                         ADDITIONAL INFORMATION
                                      -----------------------------------------

Information relating to purchases and sales of Class Y shares of the Institutional Funds is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

More information about the Funds is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

By web:
          www.munder.com

You may find more information about the Funds online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-21294

[LOGO] MUNDER

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROYINSTMM403

Munder Institutional Government Money Market Fund

Munder Institutional Money Market Fund
-------------------------------------------------------------------

PREFERRED (Y-2) and INVESTOR (Y-3) SHARES




                                  PROSPECTUS

                                April 30, 2003

                          Save paper and receive this
                           document electronically.
                      Sign up for electronic delivery at
                         www.munderfunds.com/edelivery


[LOGO] MUNDER

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

       TABLE OF CONTENTS


       INSTITUTIONAL GOVERNMENT MONEY
         MARKET FUND
              Goal and Principal Investment Strategies                  1
              Principal Risks                                           1
              Performance                                               3
              Fees and Expenses                                         4

       INSTITUTIONAL MONEY MARKET FUND
              Goal and Principal Investment Strategies                  6
              Principal Risks                                           6
              Performance                                               8
              Fees and Expenses                                         9

       MORE ABOUT THE FUNDS
              Glossary                                                 11
              Further Information Regarding the Funds' Principal
                Investment Strategies and Risks                        12
              Other Investment Strategies and Risks                    13

       YOUR INVESTMENT
              Purchasing Shares                                        15
              Redeeming Shares                                         15
              Preferred and Investor Shares                            16

       DISTRIBUTION AND SERVICE FEES
              12b-1 Fees                                               16
              Other Information                                        16

       VALUING FUND SHARES                                             17

       DISTRIBUTIONS                                                   18

       FEDERAL TAX CONSIDERATIONS
              Taxes on Distributions                                   19
              Taxes on Sales                                           19
              Other Considerations                                     19

       MANAGEMENT OF THE FUNDS
              Investment Advisor                                       20

       FINANCIAL HIGHLIGHTS                                            21

       SHAREHOLDER GUIDE
              How to Reach the Funds                                  S-1
              Purchase Information                                    S-1
              Redemption Information                                  S-3
              Additional Policies for Purchases and Redemptions       S-5

This prospectus describes the goal and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds' investment strategies and risks, please read the section entitled "More About the Funds." Certain terms used in this prospectus are defined in the Glossary. Unless this Prospectus expressly provides otherwise, each objective, strategy and policy of the Funds may be changed by action of the Board of Trustees.

Institutional Government Money Market Fund

                                                             GOAL AND PRINCIPAL
                                                          INVESTMENT STRATEGIES
                                      -----------------------------------------

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

This goal is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in high-quality U.S. dollar-denominated money market instruments issued or guaranteed as to the principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. This strategy may not be changed without 60 days' prior written notice to shareholders.

These money market instruments with remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


                                                                PRINCIPAL RISKS
                                      -----------------------------------------


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

- Credit (or Default) Risk
  An issuer of a fixed income security, even a U.S. government security, may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect the security's liquidity and make it more difficult for the Fund to sell.

- Interest Rate Risk
  An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term securities are generally more sensitive to interest rate changes than short-term securities. Generally, the longer the average maturity of the securities held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

- Prepayment Risk
  The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

- Repurchase Agreement Risk
  A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

- Variable and Floating Rate Securities Risk
  Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

                                                                    PERFORMANCE
                                      -----------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Government Money Market Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

Because each of the Preferred and Investor shares do not have any performance history, the annual returns in the bar chart, the best quarter and the worst quarter returns and the average annual total returns are those of the Fund's Class Y shares, which are not offered in this prospectus. Class Y shares are not subject to any distribution or shareholder servicing fee. Preferred and Investor shares are each subject to a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses." Performance for Preferred and Investor shares, net of any distribution and service fees, would have been substantially similar to that of the Class Y shares of the Fund because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of the distribution and service fees, performance of the Preferred and Investor shares will be less than that of the Class Y shares.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Institutional Government Money Market Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

2002   1.62

                 Best Quarter:  0.42%  (quarter ended 9/30/02)
                 Worst Quarter: 0.36% (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                            Since
                                 1 Year Inception/(1)/
                                   %          %
                         Class Y  1.62      1.71

--------------------------------------------------------------------------------

(1)The inception date for the Class Y shares is 10/3/01.


You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Government Money Market Fund when requesting yield information.

FEES & EXPENSES
------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Preferred or Investor shares of the Institutional Government Money Market Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Although it appears that the Preferred and Investor shares of the Fund have identical fees and expenses, the actual fees and expenses paid by the shareholders may vary between the classes over time as a result of differing 12b-1 fee waivers by the distributor. Currently, the difference in fees paid by the Preferred and Investor shareholders is the result of a voluntary fee waiver. The distributor of the Fund has voluntarily agreed to limit the 12b-1 fees for the Fund to 0.445% for Preferred shares and 0.695% for Investor shares. The distributor may eliminate all or part of the 12b-1 fee limitation at any time. The difference in the level of the 12b-1 fee limitations is a result of the distributor's expectation that the actual expenses related to distributing the Preferred shares will be lower due to the higher minimum investment required for the Preferred shares.

                                                                            Preferred Investor
SHAREHOLDER FEES                                                             Shares    Shares
paid directly from your investment                                          --------- --------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)   None     None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original
 purchase price or redemption proceeds)                                       None     None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                   None     None
Redemption Fees                                                               None     None
Exchange Fees                                                                 None     None

                                                                            Preferred Investor
ANNUAL FUND OPERATING EXPENSES                                               Shares    Shares
paid from Fund assets (as a % of net assets)                                --------- --------
Management Fees(1)                                                             0.20%    0.20%
Distribution and/or Service (12b-1) Fees (2)                                   1.00%    1.00%
Other Expenses(1)                                                              0.30%    0.30%
                                                                             -------  -------
Total Annual Fund Operating Expenses                                           1.50%    1.50%
Less Contractual Fee Waivers & Reimbursements(1)                             (0.38)%  (0.38)%
                                                                             -------  -------
Net Expenses(1)                                                                1.12%    1.12%
                                                                             =======  =======

--------------------------------------------------------------------------------

(1)Through April 30, 2004, the advisor has contractually agreed to reduce the management fees for the Fund to 0.12%. In addition, through April 30, 2004, the advisor has contractually agreed to reimburse the Fund's operating expenses (other than management fees, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep Other Expenses at 0.00%.
(2)The distributor has voluntarily agreed to limit the 12b-1 fees for the Fund to 0.445% for the Preferred shares and 0.695% for Investor shares. The distributor may eliminate all or part of the 12b-1 fee limitation at any time. Because of the 12b-1 fee limitation and the contractual management fee waiver and expense reimbursements, Distributor and/or Service (12b-1) Fees and Total Annual Fund Operating Expenses for the Fund based on the prior fiscal year would be 0.445% and 0.565%, respectively, for Preferred shares and 0.695% and 0.815%, respectively, for Investor shares.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   Preferred Investor
                                    Shares    Shares
                                   --------- --------
                          1 Year    $  153    $  153
                          3 Years   $  474    $  474
                          5 Years   $  818    $  818
                          10 Years  $1,791    $1,791

Institutional Money Market Fund


GOAL AND PRINCIPAL
INVESTMENT STRATEGIES
------------------------------------------------------


Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

This goal is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of high-quality in U.S. dollar- denominated money market instruments, including repurchase agreements.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


PRINCIPAL RISKS
------------------------------------------------------


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

- Credit (or Default) Risk
  An issuer of a fixed income security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

- Interest Rate Risk
  An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term securities are generally more sensitive to interest rate changes than short-term securities. Generally, the longer the average maturity of the securities held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

- Prepayment Risk
  The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

- Credit Ratings Risk
  Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2-by Moody's, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because they are regarded as having only a satisfactory ability to meet financial commitments.

- Repurchase Agreement Risk
  A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

- Variable and Floating Rate Securities Risk
  Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

PERFORMANCE
------------------------------------------------------

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Money Market Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

Because each of the Preferred and Investor shares do not have any performance history, the annual returns in the bar chart, the best quarter and the worst quarter returns and the average annual total returns are those of the Fund's Class Y shares, which are not offered in this prospectus. Class Y shares are not subject to any distribution or shareholder servicing fee. Preferred and Investor shares are each subject to a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses". Performance for Preferred and Investor shares, net of any distribution and service fees, would have been substantially similar to that of the Class Y shares of the Fund because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of the distribution and service fees, performance of the Preferred and Investor shares will be less than that of the Class Y shares.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Institutional Money Market Fund CLASS Y

TOTAL RETURN (%)
per calendar year

                                    [CHART]

1999  5.09
2000  6.44
2001  4.20
2002  1.79

                 Best Quarter:  1.67% (quarter ended 12/31/00)
                 Worst Quarter: 0.39% (quarter ended 12/31/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002

                                            Since
                                 1 Year Inception/(1)/
                                   %          %
                         Class Y  1.79      4.38

--------------------------------------------------------------------------------
(1)The inception date for the Class Y shares is 1/4/99.

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield. Please specify the Institutional Money Market Fund when requesting yield information.

                                                                FEES & EXPENSES
                                      -----------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Preferred or Investor shares of the Institutional Money Market Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Although it appears that the Preferred and Investor shares of the Fund have identical fees and expenses, the actual fees and expenses paid by the shareholders may vary between the classes over time as a result of differing 12b-1 fee waivers by the distributor. Currently, the difference in fees paid by the Preferred and Investor shareholders is the result of a voluntary fee waiver. The distributor of the Fund has voluntarily agreed to limit the 12b-1 fees for the Fund to 0.445% for Preferred shares and 0.695% for Investor shares. The distributor may eliminate all or part of the 12b-1 fee limitation at any time. The difference in the level of the 12b-1 fee limitations is a result of the distributor's expectation that the actual expenses related to distributing the Preferred shares will be lower due to the higher minimum investment required for the Preferred shares.

                                                                            Preferred Investor
SHAREHOLDER FEES                                                             Shares    Shares
paid directly from your investment                                          --------- --------
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)   None     None
Maximum Deferred Sales Charge (load) (as a % of the lesser of original
 purchase price or redemption proceeds)                                       None     None
Maximum Sales Charge (load) Imposed on Reinvested Dividends                   None     None
Redemption Fees                                                               None     None
Exchange Fees                                                                 None     None

                                                                            Preferred Investor
ANNUAL FUND OPERATING EXPENSES                                               Shares    Shares
paid from Fund assets (as a % of net assets)                                --------- --------
Management Fees(1)                                                             0.20%    0.20%
Distributions and/or Service (12b-1) Fees (2)                                  1.00%    1.00%
Other Expenses(1)                                                              0.11%    0.11%
                                                                             -------  -------
Total Annual Fund Operating Expenses                                           1.31%    1.31%
Less Contractual Fee Waivers & Reimbursements(1)                             (0.19)%  (0.19)%
                                                                             -------  -------
Net Expenses(1)                                                                1.12%    1.12%
                                                                             =======  =======

--------------------------------------------------------------------------------

(1)Through April 30, 2004, the advisor has contractually agreed to reduce the management fees for the Fund to 0.12%. In addition, through April 30, 2004, the advisor has contractually agreed to reimburse the Fund's operating expenses (other than management fees, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep Other Expenses at 0.00%.

(2)The distributor has voluntarily agreed to limit the 12b-1 fees for the Fund to 0.445% for Preferred shares and 0.695% for Investor shares. The distributor may eliminate all or part of the 12b-1 fee limitation at any time. Because of the 12b-1 fee limitation and the contractual management fee waiver and expense reimbursements, Distribution and/or Service (12b-1) Fees and Total Annual Fund Operating Expenses for the Fund based on the prior fiscal year would be 0.445% and 0.565%, respectively, for Preferred shares and 0.695% and 0.815%, respectively, for Investor shares.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   Preferred Investor
                                    Shares    Shares
                                   --------- --------
                          1 Year    $  133    $  133
                          3 Years   $  415    $  415
                          5 Years   $  718    $  718
                          10 Years  $1,579    $1,579

                                                                       GLOSSARY
                                      -----------------------------------------

The Glossary explains certain terms used throughout this prospectus.
Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and others.

RATING AGENCIES

Moody's Investor Service, Inc. (Moody's)

Fitch Ratings, Inc. (Fitch)

Standard & Poor's Rating Services (S&P)

MORE ABOUT THE FUNDS
------------------------------------------------------

This section provides additional information about some of the Funds' principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Funds. The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Funds' principal investment strategies and principal risks please read the sections entitled "Goal and Principal Investment Strategies" and "Principal Risks" for the applicable Fund.

FURTHER INFORMATION
REGARDING THE FUNDS'
PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
------------------------------------------------------


CREDIT RATINGS

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

..  A-2- or higher by S&P;
..  P-2- or higher by Moody's; or
..  F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above ratings, unless it has only been rated by one rating organization. The Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

- Investment Strategy
  Securities purchased by the Institutional Money Market Fund will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

- Special Risks
  Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security's rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board of Trustees, whether the Fund should continue to hold the security.

U.S. GOVERNMENT SECURITIES

U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

- Investment Strategy

The Institutional Government Money Market Fund will invest a substantial portion of its assets in U.S. Government securities. The Institutional Money Market Fund may also invest in U.S. Government securities.

                                                               OTHER INVESTMENT
                                                           STRATEGIES AND RISKS
                                      -----------------------------------------


ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOS) and real estate mortgage investment conduits (REMICs).

- Investment Strategy
  The Institutional Money Market Fund may invest a portion of its assets in asset-backed securities.

- Special Risks
  In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

  Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

- Investment Strategy
  A Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

- Special Risks
  Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

Foreign securities in which the Institutional Money Market Fund may invest include U.S. dollar-denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations.

- Investment Strategy
  The Institutional Money Market Fund may invest up to 25% of its total assets in foreign securities.

- Special Risks
  Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

GUARANTEED INVESTMENT CONTRACTS

The Institutional Money Market Fund may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements whereby the Fund makes payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

- Investment Strategy
  A Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of a Fund's total assets (including the loan collateral).

- Special Risks
  The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.

STRIPPED SECURITIES

These securities are issued by the U.S.
Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

- Investment Strategy
  The Institutional Government Money Market Fund may invest in stripped securities.

- Special Risks
  Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect the Fund's total returns.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

- Special Risks
  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered.These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

ZERO COUPON BONDS

These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

- Investment Strategy
  The Institutional Government Money Market Fund may invest in zero coupon bonds.

- Special Risks
  The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

                                                                YOUR INVESTMENT
                                      -----------------------------------------


PURCHASING SHARES

You may purchase Preferred or Investor shares of the Funds at the net asset value (NAV) next determined after we receive your purchase order in proper form.

Preferred or Investor shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares a Fund, including minimum investment requirements, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after we receive your redemption request in proper form.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

PREFERRED AND INVESTOR SHARES

Both the Preferred and Investor shares have:

- No front-end sales charge. All your money goes to work for you right away.

- Up to 1.00% distribution and/or service (12b-1) fees.

The Funds also issue other classes of shares, which have different sales charges, expense levels and performance and may be available only to limited types of investors. Call (800) 438-5789 to obtain more information about those classes.


DISTRIBUTION AND SERVICE FEES
---------------------------------------------------------


12B-1 FEES

The Funds have adopted a distribution and service plan with respect to their Preferred and Investor shares that allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Preferred and Investor shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' or their service providers to provide such services. The Funds may also pay up to 0.75% of the daily net assets of the Preferred and Investor shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

OTHER INFORMATION

In addition to paying 12b-1 fees, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank or Comerica Securities, affiliates of the advisor, may receive a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

                                                            VALUING FUND SHARES
                                      -----------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Funds calculate NAV separately for each class. NAV is calculated by:

  (1)taking the current value of a Fund's total assets allocated to that class of shares,
  (2)subtracting the liabilities and expenses charged to that class, and
  (3)dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. In determining a Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

Each Fund may be open for business, and NAV may be calculated, on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the applicable class of shares of the Fund determined as of 4:00 p.m. (Eastern time) on that date.

If reliable current market values are not readily available for a security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Funds' Board of Trustees. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees to fair value each Fund's securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of a Fund's portfolio securities may occur between the time the principal market for a Fund's foreign securities closes and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Board of Trustees. A Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure a Fund's NAV appropriately reflects securities' values at the time of pricing.

DISTRIBUTIONS
------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Funds declare dividends daily and pay dividend distributions, if any, monthly.

The Funds distribute their net realized capital gains, if any, at least annually.

If an investor provides a Fund with advance notice of a purchase and the purchase order is accepted before 2:45 p.m. (Eastern time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

Except in the case of same-day redemption requests, which must be received before 2:45 p.m. (Eastern time), redeeming shareholders will receive dividends on the day of redemption.

It is possible that a Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay both dividend and capital gain distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

                                                     FEDERAL TAX CONSIDERATIONS
                                      -----------------------------------------

Investments in a Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES

If you sell shares of a Fund you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of a Fund.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUNDS
------------------------------------------------------

INVESTMENT ADVISOR

Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of March 31, 2003, MCM had approximately $32.1 billion in assets under management, of which $13.0 billion were invested in equity securities, $11.0 billion were invested in money market or other short-term instruments, $7.1 billion were invested in other fixed income securities and $0.9 billion were invested in balanced investments.

MCM provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended December 31, 2002, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) as follows:

                     Institutional Government Money
                       Market Fund                   0.12%
                     Institutional Money Market Fund 0.12%

Because MCM contractually agreed to waive a portion of its fees for the Institutional Government Money Market Fund and the Institutional Money Market Fund, the payments shown above for those Funds are less than the contractual advisory fees of 0.20% of each Fund's average daily net assets.

                                                           FINANCIAL HIGHLIGHTS
                                      -----------------------------------------

The financial highlights for the Institutional Government Money Market Fund and the Institutional Money Market Fund that appear in the pages that follow are for the Class Y shares of each Fund, which are not offered in this Prospectus. Class Y shares are not subject to any distribution or shareholder servicing fees. Preferred and Investor shares are subject to a 1.00% distribution and service fee. Performance of the Preferred and Investor shares of each Fund would have been substantially similar to that of the Class Y shares of that Fund because the shares are invested in the same portfolio of securities and have the same portfolio management. However, the performance of the Preferred and Investor shares would have been lower than that of the Class Y shares because of the higher fees and expenses of each of the Preferred and Investor shares. This information has been audited by Ernst & Young LLP, independent auditors, whose report along with the Funds' financial statements, are included in the annual report of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND(a)                               Year     Period
(CLASS Y)                                                                  Ended     Ended
                                                                          12/31/02  12/31/01
                                                                          Class Y   Class Y
                                                                          -------- --------
Net asset value, beginning of period                                      $  1.00  $  1.00
                                                                          -------  -------
Income from investment operations:
Net investment income                                                       0.016    0.005
                                                                          -------  -------
Total from investment operations                                            0.016    0.005
                                                                          -------  -------
Less distributions:
Dividends from net investment income                                       (0.016)  (0.005)
                                                                          -------  -------
Total distributions                                                        (0.016)  (0.005)
                                                                          -------  -------
Net asset value, end of period                                            $  1.00  $  1.00
                                                                          =======  =======
Total return (b)                                                             1.62%    0.50%
                                                                          =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $29,890  $13,218
Ratio of operating expenses to average net assets                            0.12%    0.12%(c)
Ratio of net investment income to average net assets                         1.60%    2.13%(c)
Ratio of operating expenses to average net assets without expense waivers
 and reimbursements                                                          0.50%    0.46%(c)

--------------------------------------------------------------------------------

(a)The Munder Institutional Government Money Market Fund Class Y Shares commenced operations on October 3, 2001.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

INSTITUTIONAL MONEY MARKET FUND(a)                                      Year      Year       Period
(CLASS Y)                                                 Year Ended   Ended     Ended       Ended
                                                           12/31/02   12/31/01  12/31/00    12/31/99
                                                           Class Y    Class Y   Class Y     Class Y
                                                          ----------  --------  --------  --------
Net asset value, beginning of period                      $     1.00  $   1.00  $   1.00  $   1.00
                                                          ----------  --------  --------  --------
Income from investment operations:
Net investment income                                          0.018     0.041     0.062     0.050
                                                          ----------  --------  --------  --------
Total from investment operations                               0.018     0.041     0.062     0.050
                                                          ----------  --------  --------  --------
Less distributions:
Dividends from net investment income                          (0.018)   (0.041)   (0.062)   (0.050)
                                                          ----------  --------  --------  --------
Total distributions                                           (0.018)   (0.041)   (0.062)   (0.050)
                                                          ----------  --------  --------  --------
Net asset value, end of period                            $     1.00  $   1.00  $   1.00  $   1.00
                                                          ==========  ========  ========  ========
Total return (b)                                                1.79%     4.20%     6.44%     5.09%
                                                          ==========  ========  ========  ========
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)                      $1,223,380  $553,773  $155,191  $102,535
Ratio of operating expenses to average net assets               0.12%     0.12%     0.18%     0.20%(c)
Ratio of net investment income to average net assets            1.74%     3.63%     6.26%     4.99%(c)
Ratio of operating expenses to average net assets without
 expense waivers and reimbursements                             0.31%     0.33%     0.31%     0.37%(c)

--------------------------------------------------------------------------------

(a)The Munder Institutional Money Market Fund Class Y Shares commenced operations on January 4, 1999.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(c)Annualized.

[LOGO] MUNDER
                                                              SHAREHOLDER GUIDE
            -------------------------------------------------------------------

PREFERRED AND INVESTOR SHARES

The Shareholder Guide provides information regarding the purchase and redemption of Preferred and Investor shares of the Munder Institutional Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Preferred and Investor Shares Prospectus dated April 30, 2003 for each of these Funds.

                                                         HOW TO REACH THE FUNDS
                                      -----------------------------------------

CONTACT SHAREHOLDER SERVICES

By telephone:
           1-800-438-5789

By mail:
           The Munder Funds
           P.O. Box 9701
           Providence, Rl 02940


By overnight delivery:
           The Munder Funds
           4400 Computer Drive
           Westborough, MA 01581


                                                           PURCHASE INFORMATION
                                      -----------------------------------------


WHO MAY PURCHASE SHARES

Only the following investors may purchase Preferred and Investor shares:

 - fiduciary and discretionary accounts of institutions;
 - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);
 - high net worth individuals approved by the Funds' investment advisor;
 - trustees, officers and employees of the Munder Funds, the Funds' investment advisor and the Funds' distributor;
 - Munder Capital Management's investment advisory clients; and
 - family members of employees of the Funds' investment advisor.

We will reject any purchase orders from ineligible investors.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Advisor and/or Financial Institution
Any broker, financial advisor or other financial institution authorized by the

Munder Funds' distributor can sell you shares of the Funds. Please note that brokers, financial advisors or other financial institutions may charge you fees for their services. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

   The Munder Funds
   P.O. Box 9701
   Providence, Rl 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse any payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire
For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

   Wire Instructions
   Bank ABA/Routing #: 011001234
   Bank Account Number: 167983
   Bank Account Name: The Munder Funds
   RFB: (Fund Name and Class)
   OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

POLICIES FOR PURCHASING SHARES

Investment Minimums
The minimum initial investment for the Funds is $500,000 for Preferred shares and $100,000 for Investor shares. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum. We reserve the right, upon 30 days' advance written notice, to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice.

Timing of Orders
Purchase orders must be received by the Funds or the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day.

                                                         REDEMPTION INFORMATION
                                      -----------------------------------------

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Advisor or Financial Institution
Contact your broker, financial advisor or other financial institution for more information.

By Mail
You may send a written request to the Funds containing (1) your account number;
(2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

   The Munder Funds
   P.O. Box 9701
   Providence, RI 02940

or by overnight delivery to:

   The Munder Funds
   4400 Computer Drive
   Westborough, MA 01581

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the

Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet
If you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone the Funds must receive a redemption request prior to the close of the New York Stock Exchange to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make internet redemptions from IRA, ESA or 403(b) accounts.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record. You may give other instructions by calling (800) 438-5789.

Medallion Signature Guarantee

For your protection, we reserve the right to require a medallion signature guarantee for redemption requests.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Institutions
Shares held through a financial institution must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

                              ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS
                              -------------------------------------------------

- We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

- We reserve the right to reject any purchase order.

- At any time, we may change any of our purchase or redemption practices or privileges, and may suspend the sale of Fund shares.

- We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

- To limit the Funds' expenses, we no longer issue share certificates.

- We may temporarily stop redeeming shares if:

    (i)the NYSE is closed;

   (ii)trading on the NYSE is restricted;

  (iii)an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   (iv)the SEC orders the Fund to suspend redemptions.

- We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the Funds' transfer agent will be held responsible for any losses resulting from unauthorized transactions.

- If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases or redemptions in the account. If your account has been set up by a broker, financial advisor or other financial institution, account activity will be detailed in their statements to you. Brokers, financial advisors and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

- Normally we send redemption amounts to you on the next business day (but not more than seven business days) after we receive your request in proper form, except as described below in the case of shares purchased by check. Same-day processing is available for the Funds, provided we receive notice of the trade prior to 2:45 p.m. (Eastern time).

- If we receive notice of your intent to process a same-day trade and your purchase order and payment for a Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

- We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                                                         ADDITIONAL INFORMATION
                                      -----------------------------------------

Information relating to purchases and sales of Preferred and Investor shares of the Institutional Funds is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (is legally considered a part of) this prospectus.

More information about the Funds is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

By telephone:
          1-800-438-5789

By mail:
          The Munder Funds
          P.O. Box 9701
          Providence, Rl 02940-9701

By overnight delivery:
          The Munder Funds
          4400 Computer Drive
          Westborough, MA 01581

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-21294

[LOGO] MUNDER

      P.O. BOX 9701
      PROVIDENCE, RI 02940




  PROY2Y3403

                               MUNDER SERIES TRUST

                     Munder S&P(R) MidCap Index Equity Fund
         (formerly Munder Institutional S&P(R) MidCap Index Equity Fund)
                    Munder S&P(R) SmallCap Index Equity Fund
        (formerly Munder Institutional S&P(R) SmallCap Index Equity Fund)

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 30, 2003

     Each of the Munder S&P(R) MidCap Index Equity Fund ("S&P(R) MidCap Index Equity Fund") and Munder S&P(R) SmallCap Index Equity Fund ("S&P(R) SmallCap Index Equity Fund" and together with the S&P(R) MidCap Index Equity Fund, the "Funds") is a diversified series of Munder Series Trust ("Trust"), an open-end management investment company. The investment advisor for the Funds is Munder Capital Management ("Advisor" or "MCM"), through World Asset Management, a division of MCM.

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission ("SEC"), provides supplementary information pertaining to all classes of shares representing interests in the Funds.

     This SAI is not a prospectus, and should be read only in conjunction with the prospectus for each class of each Fund's shares, each dated April 30, 2003 (each a "Prospectus"). The financial statements for the Funds including the notes thereto, dated December 31, 2002, are incorporated by reference into this SAI from the annual reports of the Funds. A copy of each Prospectus or annual report may be obtained free of charge through Funds Distributor, Inc. ("Distributor"), or by calling the Funds at (800) 438-5789.

     An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
FUND HISTORY AND GENERAL INFORMATION .......................................   3
FUND INVESTMENTS ...........................................................   3
RISK FACTORS AND SPECIAL CONSIDERATIONS ....................................  12
INVESTMENT LIMITATIONS .....................................................  14
MANAGEMENT OF THE FUNDS ....................................................  16
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS .........................  23
CODES OF ETHICS ............................................................  29
PORTFOLIO TRANSACTIONS .....................................................  29
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION .............................  31
NET ASSET VALUE ............................................................  33
PERFORMANCE INFORMATION ....................................................  34
TAXES ......................................................................  36
ADDITIONAL INFORMATION CONCERNING SHARES ...................................  41
OTHER INFORMATION ..........................................................  42
REGISTRATION STATEMENT .....................................................  43
ANNUAL FUND OPERATING EXPENSES .............................................  44
FINANCIAL STATEMENTS .......................................................  44
APPENDIX A ................................................................. A-1
APPENDIX B ................................................................. B-1

     No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

The following Funds are described in this SAI:

Munder S&P(R) MidCap Index Equity Fund
Munder S&P(R) SmallCap Index Equity Fund

     The Trust is an open-end management investment company. The Trust was organized as a Delaware statutory trust on January 31, 2003. Each of the Funds is a diversified mutual fund. Prior to April 30, 2003, each of the Funds were series of another open-end management investment company, St. Clair Funds, Inc., a Maryland corporation organized on May 23, 1984 under the name "St. Clair Money Market Fund, Inc.," which was changed to "St. Clair Fixed Income Fund, Inc." on December 30, 1986 and to "St. Clair Funds, Inc." on September 18, 1996 ("St. Clair"). On April 30, 2003, each Fund was reorganized as a separate series of the Trust. Two other separate series of St. Clair were reorganized as separate series of the Trust on April 30, 2003 and the remaining series of St. Clair are expected to be reorganized as a separate series of the Trust in May 2003. The separate series of three other open-end management investment companies, The Munder Funds, Inc. ("MFI"), The Munder Funds Trust ("MFT") and The Munder Framlington Funds Trust ("MFR"), are also expected to be reorganized as series of the Trust by the end of the second quarter of 2003. For simplicity, St. Clair, MFI, MFT, MFR and their respective series are referred to in this SAI together as the "Predecessor Funds."

     Prior to April 30, 2003, the Munder S&P(R) MidCap Index Equity Fund was named the Munder Institutional S&P(R) MidCap Index Equity Fund and the Munder S&P(R) SmallCap Index Equity Fund was named the Munder Institutional S&P(R) SmallCap Index Equity Fund.

     As stated in each Prospectus, the investment advisor of each Fund is Munder Capital Management ("Advisor" or "MCM"), a Delaware general partnership. World Asset Management, a division of the Advisor that was formerly a wholly-owned subsidiary of the Advisor, is responsible for managing the Funds. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 97% of the partnership interests in the Advisor.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of each of the Funds. Each Fund's investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board of Trustees ("Board of Trustees" or "Board") without the authorization of the holders of a majority of the Fund's outstanding shares. Certain investment strategies for the Funds may not be changed without 60 days' prior notice to shareholders. There can be no assurance that either Fund will achieve its objective or goal.

     A description of the applicable credit ratings is set forth in Appendix A to this SAI.

     Bank Obligations. Each of the Funds may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. Investments by a Fund in (i) obligations of domestic banks and (ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund's total assets at the time of investment.

     Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although a Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

     Borrowing. Each Fund is authorized to borrow money in amounts up to 5% of the value of its assets at the time of such borrowings for temporary purposes, and may borrow up to 33 1/3% of its assets to meet redemption requests. Borrowing may be unsecured. The Investment Company Act of 1940, as amended ("1940 Act"), requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

     Commercial Paper. Investments by each of the Funds in commercial paper will consist of issues rated, at the time, in one of the two highest rating categories by at least one nationally-recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P(R)") or Fitch Rating, Inc. ("Fitch"). In addition, each of the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     Depositary Receipts and New York Registered Shares. To the extent a Fund invests in foreign securities, it may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), New York Registered Shares ("NYRs") and Holding Company Depositary Receipts ("HOLDRs"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer. EDRs and GDRs are issued by European financial institutions. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. Investments in these types of securities involve similar risks to investments in foreign securities. HOLDRs, which trade on the

American Stock Exchange, are fixed baskets of stocks that give an investor an ownership interest in each of the underlying stocks.

     Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts in which each of the Funds may invest are typically denominated in U.S. dollars, but may be denominated in other currencies. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts evidencing ownership of a foreign corporation also involve the risks of other investments in foreign securities. For purposes of each of the Fund's investment policies, a Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

     Unlike depositary receipts of foreign companies, NYRs are not receipts backed by the home market security, but represent dollar-denominated direct claims on the issuing company's capital. Investment in NYRs, therefore, involves similar risks to investing directly in other types of foreign securities. In fact, like depositary receipts, however, investors may pay a fee to convert to the home-market shares.

     Exchange Traded Funds ("ETFs"). ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs.

     Foreign Securities. Each Fund may invest up to 25% of its assets in foreign securities. Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange ("NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than reflecting their actual market values and may be adverse to a Fund.

     The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, each of the Funds is authorized, but are not required, to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward currency contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, a Fund may enter into a forward currency contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains that might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward currency contracts will be designated on the records of the Fund's Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities in the segregated account, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward currency contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward currency contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     Futures Contracts and Related Options. Each of the Funds may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Illiquid Securities. Each of the Funds may invest up to 15% of the value of their net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended ("1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     Each of the Funds may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Each of the Funds may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Investment Company Securities. Each of the Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement.

     For hedging or other purposes, each of the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds ("ETFs") are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM), NASDAQ 100 Shares, and iShares.

     Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and each of the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor has determined are creditworthy under guidelines established by the Board.

Options. Each of the Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options' trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For additional information concerning options and the risks associated with options and options on foreign currencies, see Appendix B of this SAI.

Repurchase Agreements. Each of the Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

     The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Funds' Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

     Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's

Custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. Each Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

     Stock Index Futures, Options on Stock Indices and Options on Stock Index Futures Contracts. Each of the Funds may purchase and sell stock index futures, options on stock indices and options on stock index futures contracts as a hedge against movements in the equity markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor expects general stock market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     Each of the Funds may purchase and write call and put options on stock index futures contracts. Each Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Funds may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Fund intends to purchase.

     In connection with transactions in stock index futures, stock index options and options on stock index futures, a Fund will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     U.S. Government Obligations. Each of the Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include without limitation U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years.

     Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account).

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, a Fund will designate cash or liquid portfolio securities equal to the amount of the commitment. Normally, a Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual circumstances.

     A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, a Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P(R), Moody's, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by a Fund, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     Subsequent to its purchase by a Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security's rating may be reduced. The Board or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Each of the Funds is not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for each Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Fund's respective corresponding index, taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     Neither Fund expects to hold, at any particular time, all of the stocks included in the corresponding index. The Advisor believes, however, that through the application of capitalization weighting and sector balancing techniques it will be able to construct and maintain each Fund's investment portfolio so that it reasonably tracks the performance of its corresponding index. The Advisor will compare the industry sector diversification of the stocks a Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the relevant corresponding index. This comparison is made because the Advisor believes that, unless a Fund holds all stocks included in its corresponding index, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors. As a result, events disproportionately affecting such industries could affect the performance of a Fund differently than the performance of the corresponding index. Conversely, if smaller companies were not purchased by a Fund, the representation of industries included in the corresponding index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in a Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the corresponding index. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of a Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which a Fund tracks the performance of the corresponding index.

     If an issuer drops in ranking, or is eliminated entirely from a Fund's corresponding index, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Fund. Such sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the corresponding index, the securities might not be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the corresponding index. However, although the Advisor does not intend to screen securities for investment by a Fund by traditional methods of financial and market analysis, the Advisor may monitor each Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason a Fund's ability to achieve its investment objective.

     Each of the Funds will invest primarily in the common stocks that constitute their corresponding indexes in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that a Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in a corresponding index, securities that are themselves outside the corresponding index. Such securities will be disposed of by a Fund in due course consistent with a Fund's investment objective.

     In addition, each of the Funds may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of an S&P(R) index. SPDR interest holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the index it represents. SPDRs are traded on the American Stock Exchange.

     Each of the Funds may also purchase put and call options on the S&P(R) stock indices, that are traded on national securities exchanges. In addition, each of the Funds may enter into transactions involving futures contracts (and futures options) on these stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the applicable S&P(R) index. These transactions are effected in an effort to have fuller exposure to price movements in the applicable S&P(R) index pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in an index at times when a Fund is not fully invested in stocks that are included in that index. For example, by purchasing a futures contract, the S&P(R) MidCap Index Equity Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P MidCap 400(R) Index, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the S&P(R) MidCap Index Equity Fund may be able, as an effective matter, to be fully invested in the S&P MidCap 400(R) Index while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

     Neither of the Funds is sponsored, endorsed, sold or promoted by S&P(R). S&P(R) makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P MidCap 400(R) or the S&P SmallCap 600(R) to track general stock market performance. S&P(R)'s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P(R) and of the indexes which are determined, composed and calculated by S&P(R) without regard to the Funds. S&P(R) has no obligation to take the needs of the Trust or the owners of the Funds into consideration in determining, composing or calculating the indexes. S&P(R) is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P(R) has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     S&P(R) does not guarantee the accuracy and/or the completeness of the indexes or any data included therein and S&P(R) shall have no liability for any errors, omissions, or interruptions therein. S&P(R) makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Funds, or any other person or entity from the use of the indexes or any data included therein. S&P(R) makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P(R) have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's(R)", "S&P(R)", "S&P MidCap 400(R)", "Standard & Poor's MidCap 400", "400", "S&P SmallCap 600(R)", "Standard & Poor's SmallCap 600" and "600" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by the Trust.

                             INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Other Information - Shareholder Approvals").

As a matter of fundamental policy, each Fund:

     1. May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Fund to: (i) enter into commitments to purchase securities in accordance with a Fund's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

     2. May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     3. May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

     4. May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein;
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     5. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     6. May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

     7. Shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

     8. May not "concentrate" its investments in a particular industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund's holdings of illiquid securities exceed 15% because of changes in the value of a Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             MANAGEMENT OF THE FUNDS

     The Trust is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Funds' activities.

     Trustees and Officers. Information about the Trustees and officers of the Trust, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a "Non-Interested Trustee" to the extent the Trustee is not an "interested person" of the Trust (as that term is defined in Section 2(a)(19) of the 1940 Act).

-----------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                               Term of                                     Portfolios in
                                            Office(1) and                                      Fund
Name,                          Position(s)    Length of        Principal Occupation(s)        Complex            Other
Address                          with the       Time                   During                 Overseen       Directorships
and Age                           Trust       Served(2)             Past 5 Years             by Trustee     Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees

-----------------------------------------------------------------------------------------------------------------------------
Charles W. Elliott             Trustee and  Indefinite    Consultant, self-employed (since       32         None
c/o The Munder Funds           Chairman     since 11/89   7/95); Senior Advisor to
480 Pierce Street                                         President, Western Michigan
Suite 300                                                 University (7/95 to 12/98);
Birmingham, MI 48009                                      Director, MFI (since 2/95);
Age 71.                                                   Trustee, MFT (since 11/89);
                                                          Trustee, MFR (since 11/96);
                                                          Director, St. Clair (since 2/94);
                                                          Trustee, @Vantage (since 8/00).

-----------------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.              Trustee and  Indefinite    Chairman and Chief Executive           32          None
c/o The Munder Funds           Vice         since 2/93    Officer, Walbridge Aldinger
480 Pierce Street              Chairman                   Company (construction company)
Suite 300                                                 (since 1991); Director, MFI (since
Birmingham, MI 48009                                      2/93); Trustee, MFT (since 4/95);
Age 55.                                                   Trustee, MFR (since 11/96);
                                                          Director, St. Clair (since 4/95);
                                                          Trustee, @Vantage (since 8/00).

-----------------------------------------------------------------------------------------------------------------------------
David J. Brophy                Trustee      Indefinite    Professor of Finance, University       32         PCS Research
c/o The Munder Funds                        since 5/93    of Michigan-Business School                       Technology Inc.
480 Pierce Street                                         (since 8/66); Director, MFI (since                (financial
Suite 300                                                 5/93); Trustee, MFT (since 4/95);                 technology
Birmingham, MI 48009                                      Trustee, MFR (since 11/96);                       company) (since
Age 66.                                                   Director, St. Clair (since 4/95);                 2/02).
                                                          Trustee, @Vantage (since 8/00).

-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                               Term of                                      Portfolios in
                                            Office(1) and                                       Fund
Name,                          Position(s)    Length of        Principal Occupation(s)         Complex            Other
Address                          with the       Time                   During                  Overseen        Directorships
and Age                           Trust       Served(2)             Past 5 Years              by Trustee      Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne            Trustee       Indefinite      Vice President, Macomb College      32          None
c/o The Munder Funds                         since 2/94      (since 2001); Dean, Macomb
480 Pierce Street                                            College (since 9/97);
Suite 300                                                    Director,  MFI (since 2/95);
Birmingham, MI 48009                                         Trustee, MFT (since 11/89);
Age 64.                                                      Trustee, MFR (since 11/96);
                                                             Director, St. Clair (since
                                                             2/94); Trustee, @Vantage
                                                             (since 8/00).
---------------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert               Trustee       Indefinite      Director, President and Chief       32          None
c/o The Munder Funds                         since 2/93      Executive Officer, Capital
480 Pierce Street                                            Automotive REIT (real estate
Suite 300                                                    investment trust specializing
Birmingham,MI 48009                                          in retail automotive
Age 55.                                                      properties) (since 10/97);
                                                             Director,  MFI (since 2/93);
                                                             Trustee, MFT (since 4/95);
                                                             Trustee, MFR (since 11/96);
                                                             Director, St. Clair (since
                                                             4/95); Trustee, @Vantage
                                                             (since 8/00).
---------------------------------------------------------------------------------------------------------------------------------
John Engler                    Trustee       Indefinite      President of State and Local        32          Universal Forest
c/o The Munder Funds                         since 2/03      Government/Vice President of                    Products, Inc.
480 Pierce Street                                            Government Solutions for North                  (manufacturer and
Suite 300                                                    America, Electronic Data                        distributor of
Birmingham, MI 48009                                         Systems Corp. (computer                         lumber products)
Age 54.                                                      services)(since 1/03);                          (since 1/03);
                                                             Governor of the State of                        Northwest Airlines
                                                             Michigan (1/91 to 1/03);                        (since 1/03).
                                                             Director,  MFI (since 4/03);
                                                             Trustee, MFT (since 4/03);
                                                             Trustee, MFR (since 4/03);
                                                             Director, St. Clair (since
                                                             4/03); Trustee, @Vantage
                                                             (since 4/03).
---------------------------------------------------------------------------------------------------------------------------------
Arthur T. Porter               Trustee       Indefinite      President and Chief Executive       32          None
3990 John R.                                 since 2/01      Officer of the Detroit Medical
Detroit, MI 48201                                            Center (since 3/99); Professor
Age 46.                                                      with Tenure and Chairman of
                                                             Radiation Oncology of Wayne
                                                             State University School
                                                             of Medicine (3/91 to 3/99);
                                                             Director,  MFI (since 2/01);
                                                             Trustee, MFT (since 2/01);
                                                             Trustee, MFR (since 2/01);
                                                             Director, St. Clair (since
                                                             2/01); Trustee, @Vantage
                                                             (since 2/01).
---------------------------------------------------------------------------------------------------------------------------------
 Interested Trustee
---------------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan(3)          Trustee       Indefinite      President of Monahan                32          CMS Energy
3707 West Maple Rd.                          since 8/00      Enterprises, LLC (consulting                    Corporation
Suite 102                                                    company) (since 6/99); Chairman                 (energy company)
Bloomfield Hills, MI 48301                                   of Munder Capital Management                    (since 12/02);
Age 64.                                                      (investment advisor) (10/99 to                  Guilford Mills,
                                                             12/00); Chairman and Chief                      Inc. (supplier of
                                                             Executive Officer of Munder                     automotive textile
                                                             Capital Management (10/99 to                    products) (since
                                                             12/99); President of Comerica                   10/02).
                                                             Incorporated (bank holding
                                                             company) (6/92 to 6/99);
                                                             Director,  MFI (since 8/00);
                                                             Trustee, MFT (since 8/00);
                                                             Trustee, MFR (since 8/00);
                                                             Director, St. Clair (since
                                                             8/00); Trustee, @Vantage
                                                             (since 8/00).
---------------------------------------------------------------------------------------------------------------------------------

-----------
     (1) The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws of the Trust, any Trustee shall retire as trustee at the end of the calendar year in which the trustee attains the age of 72 years.
     (2) The date on which each Trustee began service as a Board member includes the periods, if any, during which such Trustee served as a Director/Trustee of the Predecessor Funds.
     (3) Mr. Monahan is an "interested person" of the Trust as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Funds' advisor.

----------------------------------------------------------------------------------------------------------------------

                                                Term of
                                            Office/(1)/ and
        Name,                 Position(s)      Length of
       Address                  with the         Time
       and Age                   Trust        Served/(2)/             Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Officers

----------------------------------------------------------------------------------------------------------------------
James C. Robinson              President     through 2/04;      Chairman and Chief Executive Officer of Munder
480 Pierc Street                             since 5/00         Capital Management (investment advisor) (since
Suite 300                                                       1/00); Chief Investment Officer/Fixed Income of
Birmingham, MI 48009                                            Munder Capital Management (1/90 to 1/00); President of
Age 42.                                                         MFI, MFT, MFR and St. Clair (since 5/00); President of
                                                                @Vantage (since 8/00).
----------------------------------------------------------------------------------------------------------------------
Stephen J. Shenkenberg         Vice          through 2/04;      General Counsel of Munder Capital Management
480 Pierce Street              President     since 8/00         (investment advisor) (since 7/00); Deputy General
Suite 300                      and                              Counsel of Strong Capital Management, Inc.
Birmingham, MI 48009           Secretary                        (investment advisor) (12/92 to 7/00); Vice
Age 44.                                                         President and Secretary of MFI, MFT, MFR, St. Clair
                                                                and @Vantage (since 8/00).
----------------------------------------------------------------------------------------------------------------------
Elyse G. Essick                Vice          through 2/04;      Chief Marketing Officer of Munder Capital Management
480 Pierce Street              President     since 4/95         (investment advisor) (since 9/88); Vice President of
Suite 300                                                       MFI, MFT and St. Clair (since 4/95); Vice President,
Birmingham, MI 48009                                            MFR (since 11/96); Vice President of @Vantage
Age 45.                                                         (since 8/00).
----------------------------------------------------------------------------------------------------------------------
Peter K. Hoglund               Vice          through 2/04;      Chief Administration Officer of Munder Capital
480 Pierce Street              President     since 2/01         Management (investment advisor) (since 5/00);
Suite 300                                                       Associate of Heartland Industrial Partners (a
Birmingham, MI 48009                                            private equity group) (10/99 to 5/00); Sr. Portfolio
Age 37.                                                         Manager of Munder Capital Management (1/98 to
                                                                10/99); Vice President of MFI, MFT, MFR, St. Clair and
                                                                @Vantage (since 2/01).
----------------------------------------------------------------------------------------------------------------------
Cherie Ugorowski               Treasurer     through 2/04;      Controller of Munder Capital Management (investment
480 Pierce Street                            since 8/01         advisor) (since 6/01); Corporate Accounting Manager,
Suite 300                                                       DaimlerChrysler Corporation (automotive manufacturer)
Birmingham, MI 48009                                            (9/99 to 6/01); Manager, Audit and Business Advisory
Age 34.                                                         Practice, Arthur Andersen LLP (9/90 to 9/99);
                                                                Treasurer of MFI, MFT, MFR, St. Clair and @Vantage
                                                                (since  8/01).
----------------------------------------------------------------------------------------------------------------------
David Rumph                    Assistant     through 2/04;      Analyst of Munder Capital Management (investment
480 Pierce Street              Treasurer     since 8/01         advisor) (since 4/01); Analyst, Controller's Group,
Suite 300                                                       Delphi Automotive Corp. (automotive supplier) (6/99
Birmingham, MI 48009                                            to 4/01); Manager, Mutual Fund Operations, Banc One
Age 31.                                                         (4/97 to 6/99); Assistant Treasurer of MFI, MFT, MFR,
                                                                St. Clair and @Vantage (since 8/01).
----------------------------------------------------------------------------------------------------------------------
Bradford E. Smith              Assistant     through 2/04;      Director of Mutual Fund Operations of Munder Capital
480 Pierce Street              Treasurer     since 5/00         Management (investment advisor) (since 3/01);
Suite 300                                                       Manager of Mutual Fund Operations of Munder Capital
Birmingham, MI 48009                                            Management (since 3/00); Administrator of Mutual Fund
Age 31.                                                         Operations of Munder Capital Management (8/99 to 2/00);
                                                                Assistant Vice President, Madison Mosaic, LLC (advisor
                                                                to the Mosaic Funds) (9/98 to 7/99); Assistant
                                                                Director of Shareholder Service, Madison Mosaic, LLC
                                                                (advisor to the Mosaic Funds) (4/97 to 8/98);
                                                                Assistant Treasurer of MFI, MFT, MFR and St. Clair
                                                                (since 5/00); Assistant Treasurer of @Vantage
                                                                (since 8/00).
----------------------------------------------------------------------------------------------------------------------
Melanie Mayo West              Assistant     through 2/04;      Associate General Counsel of Munder Capital
480 Pierce Street              Secretary     since 2/02         Management (investment advisor) (since 11/01);
Suite 300                                                       Associate, Dykema Gossett PLLC (law firm) (8/98 to
Birmingham, MI 48009                                            11/01); Associate, Hertz, Schram & Saretsky, P.C.
Age 35.                                                         (law firm) (3/98 to 8/98); Assistant Secretary of
                                                                MFI, MFT, MFR, St. Clair and @Vantage (since 2/02).
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                           Term of
                                       Office/(1)/ and
Name,                     Position(s)     Length of
Address                     with the        Time
and Age                      Trust       Served/(2)/          Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Mary Ann Shumaker          Assistant   through 2/04;       Associate General Counsel of Munder Capital
480 Pierce Street          Secretary   since 8/99          Management (investment advisor)(since 3/98);
Suite 300                                                  Assistant Secretary of MFI, MFT, MFR and St. Clair
Birmingham, MI 48009                                       (since 8/99); Assistant Secretary of @Vantage
Age 48.                                                    (since 8/00).
----------------------------------------------------------------------------------------------------------------------

--------------------
      (1)  The officers are elected annually by the Board.
      (2) The date on which each officer began service as an officer of the Trust includes the periods during which such officer served as an officer of the Predecessor Funds.

         Standing Committees of the Board. The Trust has a standing Audit Committee presently consisting of Mr. Eckert, Dr. Brophy, Dr. Porter and Mr. Rakolta. All are members of the Board and are currently non-interested persons (as defined in the 1940 Act) of the Trust. The principal functions of the Trust's Audit Committee are to recommend to the Board the appointment of the Funds' independent auditors, to review with the auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. The Board has adopted a written charter for the Audit Committee. During the last fiscal year of the Funds, the Audit Committee met two times.

         The Trust has a Nominating Committee. The Nominating Committee presently consists of Dr. Brophy, Dr. Champagne, Mr. Eckert and Mr. Rakolta. The function of the Nominating Committee is to recommend candidates for election to the Board of Trustees as independent Trustees. The Committee will not consider nominees recommended by stockholders. There were no nominees to be considered so the Nominating Committee did not meet during the most recently completed fiscal year of the Funds.

         The Trust has a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Dr. Champagne, Mr. Monahan and Dr. Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board's ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Funds' management to review the ongoing adherence by the Funds to their applicable compliance guidelines and review reports and other information concerning the status of the Funds' compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year of the Funds.

         Management Ownership of the Funds. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds in the Fund complex overseen by each Trustee as of December 31, 2002.

---------------------------------------------------------------------------------------
                                                     Aggregate Dollar Range of Equity
                                Dollar Range of        Securities in All Registered
                                  Equity               Investment Companies Overseen
                                Securities in             by Trustee in Family
                                  the Funds              of Investment Companies
---------------------------------------------------------------------------------------
Non-Interested Trustees
---------------------------------------------------------------------------------------
Charles W. Elliott               None                 Over $100,000
---------------------------------------------------------------------------------------
John Rakolta, Jr.                None                 Over $100,000
---------------------------------------------------------------------------------------

                                                Aggregate Dollar Range of Equity
                           Dollar Range of        Securities in All Registered
                                 Equity           Investment Companies Overseen
                             Securities in           by Trustee in Family of
                             the funds                 Investment Companies
--------------------------------------------------------------------------------
David J. Brophy            None                 $10,001-$50,000
--------------------------------------------------------------------------------
Joseph E. Champagne        None                 $10,001-$50,000
--------------------------------------------------------------------------------
Thomas D. Eckert           None                 $50,001-$100,000
--------------------------------------------------------------------------------
Arthur T. Porter           None                 None
--------------------------------------------------------------------------------
John Engler                None                 None
--------------------------------------------------------------------------------
Interested Trustee
--------------------------------------------------------------------------------
Michael T. Monahan         None                 Over $100,000
--------------------------------------------------------------------------------

         As of the date of this SAI, no officer, director or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator, the Sub-Administrators or the Transfer Agent, as defined below, currently receive any compensation from the Trust. As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of outstanding shares of the Funds.

         Compensation. Trustees who are not otherwise compensated by MCM, any sub-advisor to the Trust, or the Distributor pursuant to a contract between the Trust and MCM, the sub-advisor or the Distributor receive an aggregate annual retainer from the Trust for service on the Board of $68,000 ($90,000) for the Chairman). Trustees of The Munder @Vantage Fund ("@Vantage") who are not otherwise compensated by MCM or the Distributor pursuant to a contract between the Trust and MCM or the Distributor receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The Boards of Directors/Trustees of the Predecessor Funds and @Vantage adopted a deferred compensation plan ("Plan") on August 14, 2001 and the Board of Trustees of the Trust adopted the same Plan on February 11, 2003. The Plan permits each Trustee who receives compensation from the Funds of the Trust and @Vantage to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's adoption by the Predecessor Funds and @Vantage, each Director/Trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligation of the Trust to make payments under the Plan will be unsecured general obligations of the Funds of the Trust, payable out of the general assets and property of such Funds. A Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Trustee (up to 10 years). If a Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

         The following table summarizes the compensation paid to the Trustees of the Trust (in their role as Directors/Trustees of the Predecessor Funds) and @Vantage, including committee fees for the twelve-month period ended December 31, 2002.

                               Compensation Table

-----------------------------------------------------------------------------------------------------------------
                                                                                         Total Compensation from
                            Aggregate        Pension or Retirement     Estimated Annual     the Trust and Fund
                        Compensation from     Benefits Accrued as        Benefits upon        Complex Paid to
     Name of Trustee       the Trust(1)      Part of Fund Expenses         Retirement            Trustees(1)
-----------------------------------------------------------------------------------------------------------------
Charles W. Elliott          $90,000                   None                    None                 $94,000
-----------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.           $71,000                   None                    None                 $75,000
-----------------------------------------------------------------------------------------------------------------
David J. Brophy             $68,000                   None                    None                 $72,000
-----------------------------------------------------------------------------------------------------------------
Joseph E. Champagne         $71,000                   None                    None                 $75,000
-----------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            $71,000                   None                    None                 $75,000
-----------------------------------------------------------------------------------------------------------------
John Engler(2)                 None                   None                    None                    None
-----------------------------------------------------------------------------------------------------------------
Michael T. Monahan          $68,000                   None                    None                 $72,000
-----------------------------------------------------------------------------------------------------------------
Arthur T. Porter            $68,000                   None                    None                 $72,000
-----------------------------------------------------------------------------------------------------------------

---------------
(1) As of April 30, 2003 there were six investment companies (MFI, MFT, MFR, St. Clair, the Trust and @Vantage) and 34 funds in the Fund Complex. Amounts provided for the Trust for the period are those paid to the Trustee when such Trustee was a Director/Trustee of the Predecessor Funds. Amounts provided for the Fund Complex for the period are those paid to the Trustee when such Trustee was a Director/Trustee of the Predecessor Funds and @Vantage. For the fiscal year ended December 31, 2002, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred all of his compensation pursuant to the deferred compensation plan described above. The total compensation from the Predecessor Funds and @Vantage deferred by the Trustees was $94,000 for Mr. Elliott, $75,000 for Mr. Eckert and $72,000 for Dr. Porter.

(2) Gov. Engler did not begin serving as a Trustee of the Trust until February 5, 2003.

         Material Relationships of the Non-Interested Trustees. For the purposes of the statements below, the immediate family members of any person are a person's spouse, children residing in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

         As of December 31, 2002, none of the Non-Interested Trustees, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

         During the calendar years of 2001 and 2002, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

         During the calendar years 2001 and 2002, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "Fund-Related Party"): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund,
(v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

         Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT ("CARS"), a publicly-held real estate investment trust specializing in retail automotive properties. During the calendar years 2001 and 2002, CARS had multiple secured lines of credit with leading commercial banks or lending facilities, including one with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated, which is the indirect parent company of the Advisor. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company ("Walbridge"), a privately-owned construction company. During the calendar years 2001 and 2002, Walbridge had a stand-by line of credit with Comerica Bank. In both cases, these lines of credit are standard agreements that were negotiated at arm's-length and contain customary terms, conditions and interest rates.

         During the calendar years 2001 and 2002, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

         None of the Funds' Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2001 and 2002, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund,
(v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

         Trustee Liability. The Declaration of Trust of the Trust provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment; that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

          Investment Advisor. The investment advisor of each of the Funds is Munder Capital Management, a Delaware general partnership, through World Asset Management, a division of the Advisor. World Asset Management L.L.C. ("World"), the former investment advisor to the Funds and a wholly-owned subsidiary of the Advisor, was merged into the Advisor on October 15, 2001 and now operates as World Asset Management, a division of the Advisor. The general partners of the Advisor are WAM, WAM II and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. Comerica Bank is a substantial record holder of each of the Funds' outstanding shares, as is more fully described below in "Other Information-Control Persons and Principal Holders of Securities."

         The Predecessor Funds entered into Investment Advisory Agreements ("Predecessor Advisory Agreements") with the Advisor that were approved by the Boards of Directors/Trustees of the Predecessor Funds and by their shareholders. As of the date of this SAI, the Boards of Directors/Trustees last approved the continuation of the Predecessor Advisory Agreements on May 21, 2002. In determining whether to approve the continuation of the Predecessor Advisory Agreements, the Boards of Directors/Trustees requested, and received from the Advisor, information that the Boards believed to be reasonably necessary to reach their conclusion. The Boards of Directors/Trustees carefully evaluated this information and were advised by legal counsel to the Predecessor Funds and by legal counsel to the Non-Interested Directors/Trustees with respect to their deliberations. In considering the Predecessor Advisory Agreements, the Boards of Directors/Trustees reviewed numerous factors. The Boards first reviewed each series' investment performance during the previous year and for all relevant prior periods. Although investment performance was a factor in determining that the Predecessor Advisory Agreements should be continued, the following factors were also considered by the Boards of Directors/Trustees in evaluating the fairness and reasonableness of the compensation to be paid to the Advisor: (a) services provided under the Predecessor Advisory Agreements; (b) requirements of the Predecessor Funds for the services provided by the Advisor; (c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of each Predecessor Fund; (f) the Advisor's commitments to operating the Predecessor Funds at competitive expense levels; (g) profitability of the Advisor with respect to its relationship with the Predecessor Funds; (h) the capabilities and financial condition of the Advisor; (i) current economic and industry trends; and (j) the historical relationship between each of the Predecessor Funds and the Advisor.

         Current management fees were also reviewed in the context of the Advisor's profitability. In addition, the Boards of Directors/Trustees reviewed an analysis prepared by an independent third-party comparing each Predecessor Fund's expense ratio, advisory fee and performance with comparable mutual funds. Among other things, the Boards of Directors/Trustees considered the following factors in evaluating the continuation of the Predecessor Advisory Agreements:
(a) the fairness and reasonableness of the investment advisory fee payable to the Advisor under the Predecessor Advisory Agreements in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor's relationship with the Predecessor Funds, and the amount of the fees paid compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services provided by the Advisor, in light of the high quality services provided by the Advisor in its management of the Predecessor Funds and the Predecessor Funds' historic performance, including the success of the Predecessor Funds in achieving stated investment objectives; (c) the Advisor's entrepreneurial commitment to the management of the Predecessor Funds and the continuing creation of a broad-based family of funds, which could entail a substantial commitment of the Advisor's resources to the successful operation of the Predecessor Funds; (d) the Advisor's representations regarding its staffing and capabilities to manage the Predecessor Funds, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor.

         Based on their review of the information requested and provided, and following extended discussions concerning the same, the Boards of Directors/Trustees of the Predecessor Funds determined that continuing the Predecessor Advisory Agreements was consistent with the best interests of the Predecessor Funds and their shareholders, and the Boards of Directors/Trustees unanimously approved the Predecessor Advisory Agreements for an additional annual period on the basis of the foregoing review and discussions. In particular, the Board noted the following factors, among others, in making its determination:

         . The terms of the Predecessor Advisory Agreements, including the services to be provided to the Predecessor Funds and the advisory fees payable by the Predecessor Funds, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Predecessor Advisory Agreements did not increase investment advisory fees payable by any Predecessor Fund or overall operating expenses of any Predecessor Fund over historical fee and expense levels. The Board also noted that the Advisor's profitability of operations with respect to the Predecessor Funds during the past year was lower than that of other advisors, based upon the Board's review of publicly available information.

         . The Advisor has historically provided high-quality services in its management of the Predecessor Funds and is committed to the successful operation of the Funds. Based upon the information provided to the Board, the Board expected that the Advisor would continue to provide high-quality services to the Funds. The Board reviewed the performance of each Predecessor Fund relative to its benchmark securities and market indices and comparable funds and, given the difficult economic and market environment, concluded that the performance of the Advisor was acceptable under the circumstances. While the historical relative performance of the Predecessor Funds has varied over time, the Board concluded that the Advisor was taking positive steps to improve the performance of the Predecessor Funds relative to their respective benchmarks. The Advisor described for the Board the continuing implementation of an investment management methodology focused on managing the risk and reducing the negative variance of each Predecessor Fund's performance relative to its benchmark, which the Advisor advised the Board should produce more predictable long-term performance for each Predecessor Fund relative to its benchmark. In addition, the Board noted that the Advisor has committed significant additional resources to the operation of the Predecessor Funds in recent years. While maintaining continuity of the management of the Funds, the Advisor has also been increasing its capabilities by adding additional investment management staff and upgrading systems.

         Subsequent to May 2002, the Boards of Directors/Trustees continued to receive regular updates on the performance of each of the Predecessor Funds and other matters relevant to the performance of the Advisor.

         On February 11, 2003, the Board of Trustees considered and approved the current Investment Advisory Agreements between the Advisor and the Trust, on behalf of the Funds and other series of the Trust ("Current Advisory Agreements"). The Current Advisory Agreements are substantially similar to the Predecessor Advisory Agreements in all material respects, including the term, except as discussed further below. Both the Predecessor Advisory Agreements and the Current Advisory Agreements will expire on May 21, 2003, unless the continuation of the Predecessor Advisory Agreements and the Current Advisory Agreements for a one-year period is approved by the Board on or before May 21, 2003. When considering the approval of the Current Advisory Agreements, the Board considered the fact that (a) all but one of the members of the Board had participated in the review of the Predecessor Advisory Agreements in May 2002, and had been receiving regular updates on the performance of each of the Funds and other matters relevant to the performance of the Advisor after that date; and (b) the Current Advisory Agreements are substantially similar to those of the Predecessor Advisory Agreements in all material respects, including the term (which will expire on May 21, 2003, subject to review and approval by the Board of the continuation of the Current Advisory Agreements for a one-year period.

     Shareholders of the Funds of the Trust also approved or are expected to approve the Current Advisory Agreements following a vote of the shareholders of the Predecessor Funds in connection with their approval of the reorganization of each series of the Predecessor Funds into the corresponding Funds of the Trust at one or more shareholder meetings held or to be held on April 28, 2003, April 30, 2003, May 15, 2003 and May 28, 2003, or any adjournments thereof.

         As under the terms of the Predecessor Advisory Agreements with respect to the Predecessor Funds, under the Current Advisory Agreements with respect to the Funds of the Trust, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Board.

         If not sooner terminated, each Predecessor Advisory Agreement and Current Advisory Agreement will continue in effect until May 21, 2003, and for successive one-year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Predecessor Advisory Agreement or Current Advisory Agreement, as applicable, or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. Each Predecessor Advisory Agreement and Current Advisory Agreement is terminable with respect to a Fund by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty upon 90 days' written notice to the Trust. Each Predecessor Advisory Agreement and Current Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

          Under the Predecessor Advisory Agreements for each of the Funds, the Funds paid the Advisor annual fees for the services performed and expenses assumed by the Advisor of O.15% of each Fund's average daily net assets, computed daily and paid monthly. Under the Current Advisory Agreement for the Funds, for the advisory services provided and expenses assumed by the Advisor, the Funds pay the Advisor an annual fee from each Fund computed daily and paid daily at the rates set forth below:

            0.15% of net assets

            .    S&P(R) MidCap Index Equity Fund
            .    S&P(R) SmallCap Index Equity Fund

         The Advisor expects to voluntarily reimburse expenses for the current fiscal year for the S&P MidCap Index Equity Fund. The Advisor may discontinue such expense reimbursements at any time, in its sole discretion for the S&P MidCap Index Equity Fund.

         The advisory fees received, advisory fees waived, and other expenses reimbursed by the Advisor for the Funds (when they were Predecessor Funds) for the last three fiscal years are set forth below.

-----------------------------------------------------------------------------------------------------
                                                   Fiscal year ended December 31, 2000
-----------------------------------------------------------------------------------------------------
                                                                                   Other Expenses
                                                                                   Reimbursed by the
                                        Advisory Fees       Advisory Fees Waived   Advisor
-----------------------------------------------------------------------------------------------------
S&P(R) MidCap Index Equity Fund         $ 19,903            $ 19,903               $  65,944
-----------------------------------------------------------------------------------------------------
S&P(R) SmallCap Index Equity Fund       $ 94,314            $ 94,314               $ 151,299
-----------------------------------------------------------------------------------------------------
                                                   Fiscal year ended December 31, 2001
-----------------------------------------------------------------------------------------------------
                                                                                   Other Expenses
                                                                                   Reimbursed by the
                                        Advisory Fees       Advisory Fees Waived   Advisor
-----------------------------------------------------------------------------------------------------
S&P(R) MidCap Index Equity Fund         $ 18,589            $ 18,589               $  56,687
-----------------------------------------------------------------------------------------------------
S&P(R) SmallCap Index Equity Fund       $126,643            $126,643               $  98,020
-----------------------------------------------------------------------------------------------------
                                                   Fiscal year ended December 31, 2002
-----------------------------------------------------------------------------------------------------
                                                                                   Other Expenses
                                                                                   Reimbursed by the
                                        Advisory Fees       Advisory Fees Waived   Advisor
-----------------------------------------------------------------------------------------------------
S&P(R) MidCap Index Equity Fund         $ 68,625            $ 41,974               $  47,052
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                   Fiscal year ended December 31, 2002
-----------------------------------------------------------------------------------------------------
                                                                                   Other Expenses
                                                                                   Reimbursed by the
                                        Advisory Fees       Advisory Fees Waived   Advisor
-----------------------------------------------------------------------------------------------------
S&P(R) SmallCap Index Equity Fund       $119,935            $ 85,430               $ 38,357
-----------------------------------------------------------------------------------------------------

     Administrator. In addition to serving as the Advisor to the Funds, MCM also serves as the administrator ("Administrator") for the Funds, the other series of the Trust, the Predecessor Funds that have not been reorganized into series of the Trust (if any), and @Vantage. Pursuant to an administration agreement with the Trust effective April 30, 2003 and an administration agreement with the Predecessor Funds effective June 1, 2002 (the "Administration Agreements"), MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Funds of the Trust and Predecessor Funds; (ii) monitoring and coordinating the activities of the other service providers of the Trust or the Predecessor Funds; (iii) providing fund accounting functions, including overseeing the computation of the net asset value of each Fund or Predecessor Fund; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreements, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

     The Administration Agreements permit MCM to enter into an agreement with one or more third-parties pursuant to which such third-parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into sub-administration agreements with State Street Bank and Trust Company ("State Street"), the former administrator to the Predecessor Funds, and FDI Distribution Services, Inc., an affiliate of the distributor, to provide certain administrative services to the Funds of the Trust and the Predecessor Funds.

     As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds of the Trust and Predecessor Funds. For the period from June 1, 2002 through May 31, 2003, MCM has agreed to limit the total amount it may receive in the aggregate from the Trust, the Predecessor Funds and @Vantage to $3.9 million for its services as administrator, after payment by MCM of sub-administration fees to the sub-administrators.

     Prior to June 1, 2002, State Street received administrative fees from the Funds (when they were Predecessor Funds) in the amounts set forth in the table below.

-------------------------------------------------------------------------------------------------------
                                        Fiscal year ended   Fiscal year ended    Period January 1, 2002
                                        December 31, 2000   December 31, 2001    through May 31, 2002
-------------------------------------------------------------------------------------------------------
S&P(R) MidCap Index Equity Fund         $1,438              $ 2,481              $ 3,278
-------------------------------------------------------------------------------------------------------
S&P(R) SmallCap Index Equity Fund       $6,787              $17,668              $10,393
-------------------------------------------------------------------------------------------------------

     MCM received administrative fees from the Funds (when they were Predecessor Funds) in the amounts set forth in the table below.

------------------------------------------------------------------------
                                           Period June 1, 2002 through
                                                December 31, 2002
------------------------------------------------------------------------
S&P(R) MidCap Index Equity Fund                $15,540
------------------------------------------------------------------------
S&P(R) SmallCap Index Equity Fund              $21,512
------------------------------------------------------------------------

         Distributor. The Funds' Distributor is Funds Distributor, Inc. and its principal office is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Trust has entered into a distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor receives no compensation for its services with respect to sales of Class K and Class Y shares. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund although it is not obligated to sell any particular amount of shares.

         Distribution and Services Arrangements - Class K Shares. Under the Distribution and Service Plan ("Plan"), adopted in accordance with Rule 12b-1 except with respect to the Class K shares of the Funds, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to the distribution of its shares and the provision of certain shareholder services.

         Class K shares are sold to customers of banks and other financial institutions that have entered into agreements with the Funds to provide shareholder services. Each Fund may pay to such financial institutions an annual service fee of up to 0.25% of the value of the average daily net assets of the Class K shares beneficially owned by the customers of these financial institutions.

         Services provided by financial institutions under their Class K shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K shares beneficially owned by customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Funds' arrangements with institutions; and (x) providing such other similar services as the Funds may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

         Under the terms of the Plan for each of the classes of shares, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Trustees"). The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval. All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board of Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

         In the case of Class K shares, the Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

         During the fiscal years ended December 31, 2002, 2001 and 2000, the Funds made no payments to the Distributor under the Plan.

         Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian ("State Street" or "Custodian") to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street keeps the books of account for each Fund.

         Transfer and Dividend Disbursing Agent. PFPC Inc. ("Transfer Agent"), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement with the Trust and @Vantage under which the Transfer Agent (i) issues and redeems shares of each Fund; (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Funds; (v) makes periodic reports to the Board concerning the operations of the Funds; and
(vi) conducts certain anti-money laundering activities on behalf of the Funds.

         Comerica. As stated in the Funds' Class K shares Prospectus, Class K shares of the Funds are sold to customers of financial institutions. Such financial institutions may include Comerica Bank, its affiliates and subsidiaries and other institutions that have entered into agreements with the Trust for shareholder services for their customers.

         Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Funds and whether or not the Custodian or the Transfer Agent is affiliated with the Funds of the Trust, the Predecessor Funds or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

         Except as noted in this SAI, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying a Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust and Predecessor Funds that are not readily identifiable as belonging to a particular investment portfolio of the Trust or Predecessor Funds are allocated among all investment portfolios of the Trust and Predecessor Funds by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the other series of the Trust as applicable. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 CODES OF ETHICS

         The Trust, the Predecessor Funds, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Predecessor Funds, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). The Distributor has also adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC's website at http:\\www.sec.gov.

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Trustees, the Advisor causes investment decisions for each of the Funds to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of each of the Funds.

          Consistent with the Advisory Agreements for each of the Funds, the Advisor selects broker-dealers to execute transactions on behalf of each of the Funds using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer's risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

         In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act")) provided to the Funds and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor may cause the Funds to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Advisor in connection with the Advisor's services to other clients.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided a Fund's officers are satisfied that the Fund is receiving best execution, a Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

         Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     Each of the Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor believes such practice to be in such Fund's best interests.

     Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

     Neither of the Funds will purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board, in accordance with Rule 10f-3 under the 1940 Act.

     Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

     The table below shows information on brokerage commissions paid by each of the Funds (when they were Predecessor Funds) for the last three fiscal years, all of which were paid to entities that are not affiliated with the Funds or the Advisor. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year.

--------------------------------------------------------------------------------------------------
                                     Fiscal year ended    Fiscal year ended   Fiscal year ended
                                     December 31, 2000    December 31, 2001   December 31, 2002
--------------------------------------------------------------------------------------------------
S&P(R) MidCap Index Equity Fund          $  9,162             $11,843             $25,328
--------------------------------------------------------------------------------------------------
S&P(R) SmallCap Index Equity Fund          $107,440             $22,349             $10,321
--------------------------------------------------------------------------------------------------

     Each of the Funds is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of December 31, 2002, the Funds (when they were Predecessor Funds) held securities in the indicated firms as follows: the S&P(R) MidCap Index Equity Fund held securities of Investment Technology Group Inc. valued at $80,496; and the S&P(R) SmallCap Index Equity Fund held securities of Jeffries Group Inc. valued at $233,773.

     The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     Each Fund's portfolio turnover rate is included in the Prospectuses under the section entitled "Financial Highlights." For the fiscal years ended December 31, 2001 and 2002 the portfolio turnover rates for the Funds (when they were Predecessor Funds) were as follows: 22% and 28%, respectively, for the S&P(R) MidCap Index Equity Fund, and 23% and 12%, respectively, for the S&P(R) SmallCap Index Equity Fund. The portfolio turnover ratios of these Funds were affected by fluctuating volume of shareholder purchase and redemption orders and market conditions.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases. As described in the Prospectuses, shares of each of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

     In-Kind Purchases. Payment for shares of a Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for such Funds as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Funds at
(800) 438-5789 for more information.

     Retirement Plans. Shares of each of the Funds may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs and Education Savings Accounts ("ESAs"). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account.

     Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form.

     Redemption proceeds are normally paid in cash; however, a Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     Involuntary Redemptions. A Fund may involuntarily redeem any account if its value falls below the applicable minimum initial investment for the account, or $2,500, whichever is lower. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased bring the aggregate account value up to the required level. A Fund may also redeem an account involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

     Other Redemption Information. Each of the Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

     In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. Each of the Funds may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

                                 NET ASSET VALUE

     Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

     Where no last sales price is available for an ADR or GDR on the exchange or market where it is principally traded, the ADR or GDR will be valued at the closing sales price of its underlying security on the security's principal foreign exchange, multiplied by the relevant exchange rate and the ADRs or GDRs conversion rate of the ADR or GDR to one share of its underlying security.

     Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

     In determining the approximate market value of portfolio investments, each of the Funds may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on each Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

     Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Funds, which have been approved by the Board. The procedures require that the Pricing Committee, which is comprised of the Advisor's officers and employees as designated from time to time by management of the Advisor, meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

     Minutes of all Pricing Committee meetings are provided to the Board and reviewed by the Advisor at their next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board's input on any particular issue.

                             PERFORMANCE INFORMATION

     From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

     Average Annual Total Returns. "Average annual total return" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                       P(1+T)/n/=ERV

                  Where:
                  P   =     a hypothetical initial payment of $1,000.
                  T   =     average annual total return.
                  n   =     number of years.
         ERV      =   ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, assuming reinvestment of all dividends and distributions.

     Average annual total returns of each of the Funds (when they were Predecessor Funds) for the period ended December 31, 2002 are as follows:

-------------------------------------------------------------------------------
Fund and Inception Date                      1 Year (%)    Since Inception (%)
-------------------------------------------------------------------------------
S&P(R) MidCap Index Equity Fund
-------------------------------------------------------------------------------
     Class K-11/4/99                         (14.96)       2.41
-------------------------------------------------------------------------------
     Class Y-2/13/98                         (14.86)       5.61
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Fund and Inception Date                      1 Year (%)    Since Inception (%)
-------------------------------------------------------------------------------
S&P(R) SmallCap Index Equity Fund
--------------------------------------------------------------------------------
    Class K-11/4/99                          (15.07)       3.08
--------------------------------------------------------------------------------
    Class Y-10/27/99*                        (14.80)       3.28
--------------------------------------------------------------------------------

--------------
* Class Y shares of the S&P(R) SmallCap Index Equity Fund commenced operations on August 7, 1997, ceased operations on May 15, 1998 and resumed operations on October 27, 1999.

     Average Annual Total Return After Taxes on Distributions. "Average annual total return after taxes on distributions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                  P(1+T)/n/=ATV\\D\\

             Where:
             P  =  a hypothetical initial payment of $1,000.
             T  =  average annual total return (after taxes on distributions).
             n  =  number of years.
     ATV/D/  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns after taxes on distributions of each of the Funds (when they were Predecessor Funds) for the period ended December 31, 2002 are as follows:

--------------------------------------------------------------------------------------
Fund and Inception Date                     1 Year (%)           Since Inception (%)
--------------------------------------------------------------------------------------
S&P(R) MidCap Index Equity Fund
--------------------------------------------------------------------------------------
      Class K-11/4/99                       (15.16)              (1.54)
--------------------------------------------------------------------------------------
      Class Y-2/13/98                       (15.10)               2.52
--------------------------------------------------------------------------------------
S&P(R) SmallCap Index Equity Fund
--------------------------------------------------------------------------------------
      Class K-11/4/99                       (15.20)               1.39
--------------------------------------------------------------------------------------
      Class Y-10/27/99*                     (15.01)               1.50
--------------------------------------------------------------------------------------

--------------
* Class Y shares of the S&P(R) SmallCap Index Equity Fund commenced operations on August 7, 1997, ceased operations on May 15, 1998 and resumed operations on October 27, 1999.

     Average Annual Total Return After Taxes on Distributions and Redemptions. "Average annual total return after taxes on distributions and redemptions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1+T)/n/=ATV\\DR\\
             Where:

             P  =  a hypothetical initial payment of $1,000.
             T  =  average annual total return (after taxes on distributions and redemptions).
             n  =  number of years.

         ATV\\DR\\ = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

         Average annual total returns after taxes on distributions and redemptions of each of the Funds (when they were Predecessor Funds) for the period ended December 31, 2002 are as follows:

-------------------------------------------------------------------------------
Fund and Inception Date                  1 Year (%)         Since Inception (%)
-------------------------------------------------------------------------------
S&P(R) MidCap Index Equity Fund
-------------------------------------------------------------------------------
       Class K-11/4/99                   (9.17)             0.72
-------------------------------------------------------------------------------
       Class Y-2/13/98                   (9.10)             3.49
-------------------------------------------------------------------------------
S&P(R) SmallCap Index Equity Fund
-------------------------------------------------------------------------------
       Class K-11/4/99                   (9.24)             1.73
-------------------------------------------------------------------------------
       Class Y-10/27/99*                 (9.07)             1.85
-------------------------------------------------------------------------------

--------------
* Class Y shares of the S&P(R) SmallCap Index Equity Fund commenced operations on August 7, 1997, ceased operations on May 15, 1998 and resumed operations on October 27, 1999.

         Non-Standardized Performance - Aggregate Total Return. Each Fund that advertises its "aggregate total return" computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                        (ERV) - 1
                                                        ---------
                           Aggregate Total Return =         P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

         All Funds. The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                      TAXES

         The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         General. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year ("Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies ("Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trade or business.

         Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

         Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. Each of the Funds expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations.

         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by each of the Funds each year.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 30% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder
(i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

         Disposition of Shares. Upon the redemption or sale of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long- term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

         Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code
Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain
Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

         Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         Each of the Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

         The diversification requirements applicable to a Fund's assets may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

         Constructive Sales. IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

         Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Passive Foreign Investment Companies. Each of the Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         Each of the Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

         Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by a Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

         The Trust is a Delaware statutory trust. Under the Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Trust's Declaration of Trust authorizes the Board to classify or reclassify any authorized but unissued shares of the Trust into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

         Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust representing interests in the Munder S&P(R) MidCap Index Equity Fund and Munder S&P(R) SmallCap Index Equity Fund. Each Fund offers shares in two separate classes: Class K and Class Y shares.

         The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Funds of the Trust. The Multi-Class Plan provides that each class of shares of any Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

         In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Trust's other series, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class K shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Distribution and Service Plan as it relates to a Fund's

Class K shares. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless (i) it is clear that the interests of each Fund in the matter are substantially identical to the other Funds of the Trust or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular Fund.

         Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust's outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares of the Funds have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

         Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders' meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         The Trust's Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's Board of Trustees may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

         Notwithstanding any provision of law requiring a greater vote of the Trust's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Trust's Declaration of Trust, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Funds and the Trust's other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Funds, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

                                OTHER INFORMATION

         Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

         Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Trust's independent auditors.

         Control Persons and Principal Holders of Securities. As of April 1, 2003, the following person(s) owned of record or were known by the Funds to own beneficially 5% or more of any class of each of the Funds (when they were Predecessor Funds).

---------------------------------------------------------------------------------------------------
                                                                               Percentage of Class
Name of Fund and Class                    Name and Address                       Outstanding (%)
---------------------------------------------------------------------------------------------------
S&P MidCap Index Equity Fund Class K      CALHOUN & CO                               100.000
                                          C/O COMERICA BANK DETROIT
                                          ATTN MUTUAL FUNDS UNIT MC 3446
                                          P O BOX 75000
                                          DETROIT MI 48275-3455
---------------------------------------------------------------------------------------------------
S&P MidCap Index Equity Fund Class Y      CALHOUN & CO                                99.931
                                          C/O COMERICA BANK DETROIT
                                          ATTN MUTUAL FUNDS UNIT MC 3446
                                          P O BOX 75000
                                          DETROIT MI 48275-3455
---------------------------------------------------------------------------------------------------
S&P SmallCap Index Equity Fund Class      CALHOUN & CO                                99.881
K                                         C/O COMERICA BANK DETROIT
                                          ATTN MUTUAL FUNDS UNIT MC 3446
                                          P O BOX 75000
                                          DETROIT MI 48275-3455
---------------------------------------------------------------------------------------------------
S&P SmallCap Index Equity Fund Class      CALHOUN & CO                               100.000
Y                                         C/O COMERICA BANK DETROIT
                                          ATTN MUTUAL FUNDS UNIT MC 3446
                                          P O BOX 75000
                                          DETROIT MI 48275-3455
---------------------------------------------------------------------------------------------------

         As of April 1, 2003, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of each of the Funds. As a result Comerica Bank may be deemed to have control of one or more of the Funds and may be able to affect the outcome of matters presented for a vote of the shareholders of each of the Funds. Other shareholders of record with more than 25% of the outstanding shares of a Fund are believed to be held only as nominee.

         As of April 1, 2003, discretionary clients of MCM over which it has voting power collectively owned less than 1% of each Fund's outstanding shares.

         Shareholder Approvals. As used in this SAI and in the Prospectuses, a "majority of the outstanding shares" of a Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

                             REGISTRATION STATEMENT

         This SAI and the Funds' Prospectuses do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:\\www.sec.gov.

         Statements contained herein and in the Funds' Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respects by such reference.

                         ANNUAL FUND OPERATING EXPENSES

         Unless otherwise noted, a Fund's expense ratio, identified as "Annual Fund Operating Expenses" in the prospectus expense tables, reflects that Fund's actual operating expenses for its most recent fiscal year as a percentage of the Fund's average net assets for the year. Because the percentage is based on a Fund's "average" net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A Fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a Fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain Funds), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

                              FINANCIAL STATEMENTS

         The financial statements of the Funds (when they were Predecessor Funds) including the notes thereto, dated December 31, 2002 have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI from the Annual Report of the Funds dated as of December 31, 2002. The information under the caption "Financial Highlights" for the period from commencement of operations through December 31, 2002, appearing in the related Prospectuses dated April 30, 2003, has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         The financial statements of the Trust for the period prior to the reorganization and redomiciliation of the Predecessor Funds as series of the Trust, which are attached, contain the following:

         .   Report of Ernst & Young LLP, Independent Auditors.
         .   Statement of Asset and Liability.
         .   Statement of Operations
         .   Notes to Financial Statements.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholder of Munder Series Trust:

         We have audited the accompanying statement of asset and liability of Munder Series Trust (the "Trust"), as of April 8, 2003, and the related statement of operations for the period from February 3, 2003 to April 8, 2003. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the Munder Series Trust at April 8, 2003, and the results of its operations for the period from February 3, 2003 to April 8, 2003, in conformity with accounting principles generally accepted in the United States.

                                                     ERNST & YOUNG LLP

         Boston, Massachusetts
         April 8, 2003

                              Munder Series Trust
                        Statement of Asset and Liability
                                 April 8, 2003

ASSET:
       Cash                                           $      117,000
                                                      --------------
               Total Asset                                   117,000
                                                      --------------

LIABILITY:
       Due to affiliate                                       17,000
                                                      ---------------
               Total Liability                                17,000
                                                      ---------------
               NET ASSETS                             $      100,000
                                                      ---------------

NET ASSETS CONSIST OF:
       Paid-in capital                                $      117,000
       Accumulated net investment loss                       (17,000)
                                                      ---------------
               NET ASSETS                             $      100,000
                                                      ---------------


                        See Notes to Financial Statements

                              Munder Series Trust
                            Statement of Operations
             For the Period From February 3, 2003 to April 8, 2003

INVESTMENT INCOME                                               $             -

EXPENSES:
       Trustee fees and expenses                                         17,000
                                                                ---------------
              Total Expenses                                             17,000
                                                                ---------------
NET INVESTMENT LOSS                                             $       (17,000)
                                                                ===============

                       See Notes to Financial Statements

                               Munder Series Trust
                          Notes to Financial Statements
                                  April 8, 2003

1.   Organization

          Munder Series Trust (a Delaware Trust) (the "Trust") was organized on February 3, 2003 and has had no operations since that date other than matters relating to its organization. Munder Series Trust was formed solely for the purpose of completing an Agreement and Plan of Reorganization and Redomiciliation of each Fund of St. Clair Funds, Inc., The Munder Framlington Funds Trust, The Munder Funds, Inc. and The Munder Funds Trust.

2.   Significant Accounting Policies

          Organization Costs: Costs relating to the organization of the Trust will be borne by Munder Capital Management, the sole contributor of capital to the Trust, except for $17,000 of Trustee fees and expenses.

          Accounting Estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

3.   Due to Affiliate

          Due to Affiliate represents a payable to Munder Capital Management to reimburse it for payments made to the Trustee on behalf of the Trust.

                                   APPENDIX A

Rated Investments -
Corporate Bonds

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":   Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":    Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":   Bonds that are rated "Ba" are judged to have speculative elements;
their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":    Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA":   Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A":    Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB,"   "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     From Fitch Ratings, Inc. ("Fitch") description of its bond ratings:

     "AAA": "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA":   "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A":    "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in economic conditions than is the case for higher ratings.

     "BBB": "BBB" ratings indicated that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB":   "BB" ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

     "B":    "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business and economic environment.

     "CCC," "CC" and "C": Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

Commercial Paper

     The rating "Prime-1 or P-1" is the highest commercial paper rating assigned by Moody's. These issuers (or supporting institutions) are considered to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return of funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Instruments rated "Prime-2 or P-2" are offered by issuers (or supporting institutions) that have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" is rated in the highest category assigned by S&P and indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated "A-1+." This indicates that the obligor's capacity to meet its financial commitment on the obligation is extremely strong. Commercial paper rated "A-2" by S&P is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     The highest rating category assigned by Fitch is "F1", which indicates the strongest capacity for timely payment of financial commitments. Certain obligations may be designated "F1+" to denote any exceptionally strong credit feature. Commercial paper rated "F2" represents a good credit quality with a satisfactory capacity for timely payment of financial commitments, but a margin of safety that is not as great as in the case of the higher ratings.

                                   APPENDIX B

     The Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

     I. Index Futures Contracts

     General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

     ANTICIPATORY PURCHASE HEDGE: Buy the Future

     Hedge Objective: Protect Against Increasing Price

Portfolio                                               Futures
---------                                               -------

Anticipate buying $62,500 in Equity Securities          -Day Hedge is Placed-
                                                        Buying 1 Index Futures at 125
                                                        Value of Futures = $62,500/Contract


Buy Equity Securities with Actual Cost = $65,000        -Day Hedge is Lifted-
Increase in Purchase Price = $2,500                     Sell 1 Index Futures at 130
                                                        Value of Futures = $65,000/Contract
                                                        Gain on Futures = $2,500

                  HEDGING A STOCK PORTFOLIO:  Sell the Future

                  Hedge Objective:  Protect Against Declining
                  Value of the Portfolio
                  Factors:

                           Value of Stock Portfolio = $1,000,000
                           Value of Futures Contract - 125 X $500 = $62,500 Portfolio Beta Relative to the Index = 1.0


Portfolio                                                       Futures
---------                                                       -------
                                                                -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities              Sell 16 Index Futures at 125
                                                                Value of Futures = $1,000,000

                                                                -Day Hedge is Lifted-
Equity Securities - Own Stock                                   Buy 16 Index Futures at 120
with Value = $960,000                                           Value of Futures = $960,000
Loss in Portfolio Value = $40,000                               Gain on Futures = $40,000

     II. Margin Payments

     Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian in an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

     III. Risks of Transactions in Futures Contracts

     There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

     In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

     IV. Currency Transactions

     A Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

     A Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     A Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will designate liquid, high-grade assets on the books of the Fund's Custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     V. Options

     A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit such Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call such Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the- money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of writing a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Fund's Custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with the Fund's Custodian. The Funds may write call options that are not covered for cross-hedging purposes. Each of the Funds will limit its investment in uncovered put and call options purchased or written by a Fund to 5% of a Fund's total assets. The Funds will write put options only if they are "secured" by cash or cash equivalents in a segregated account with the Fund's Custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the

Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     The Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Funds may purchase call options to hedge against an increase in the price of securities that they anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to a Fund.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, that is unable to effect a closing purchase transaction will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     VI. Options on Futures Contracts

     The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

     VII. Other Matters

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                               MUNDER SERIES TRUST

                Munder Institutional Government Money Market Fund
                     Munder Institutional Money Market Fund

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 30, 2003

     Munder Institutional Government Money Market Fund ("Government Money Market Fund") and Munder Institutional Money Market Fund ("Money Market Fund," each, a "Fund" and collectively, the "Funds"). The investment advisor for the Funds is Munder Capital Management ("Advisor" or "MCM").

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission ("SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the Funds

     This SAI is not a prospectus, and should be read only in conjunction with the prospectus for the applicable class of each Fund's shares, each dated April 30, 2003 (each, a "Prospectus"). The financial statements for the Funds including the notes thereto, dated December 31, 2002, are incorporated by reference into this SAI from the annual reports of the Funds. A copy of each Prospectus or annual report may be obtained free of charge through Funds Distributor, Inc. ("Distributor"), or by calling the Funds at (800) 438-5789.

     An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----
FUND HISTORY AND GENERAL INFORMATION ....................................    3
FUND INVESTMENTS ........................................................    3
INVESTMENT LIMITATIONS ..................................................   14
MANAGEMENT OF THE FUNDS .................................................   15
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS ......................   23
CODES OF ETHICS .........................................................   30
PORTFOLIO TRANSACTIONS ..................................................   30
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ..........................   32
NET ASSET VALUE .........................................................   33
YIELD ...................................................................   35
TAXES ...................................................................   36
ADDITIONAL INFORMATION CONCERNING SHARES ................................   39
OTHER INFORMATION .......................................................   40
REGISTRATION STATEMENT ..................................................   41
ANNUAL FUND OPERATING EXPENSES ..........................................   42
FINANCIAL STATEMENTS ....................................................   42
APPENDIX ................................................................   47

     No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

The following Funds are described in this SAI:

Munder Institutional Government Money Market Fund
Munder Institutional Money Market Fund

     The Trust is an open-end management investment company. The Trust was organized as a Delaware statutory trust on January 31, 2003. Each of the Funds is a diversified mutual fund. Prior to April 30, 2003, each of the Funds were series of another open-end management investment company, St. Clair Funds, Inc., a Maryland corporation organized on May 23, 1984 under the name "St. Clair Money Market Fund, Inc.," which was changed to "St. Clair Fixed Income Fund, Inc." on December 30, 1986 and to "St. Clair Funds, Inc." on September 18, 1996 ("St. Clair"). On April 30, 2003, each Fund and two other series of St. Clair were reorganized as separate series of the Trust. Three other open-end management investment companies, The Munder Funds, Inc. ("MFI"), The Munder Funds Trust ("MFT") and The Munder Framlington Funds Trust ("MFR"), and the remaining series of St. Clair are expected to be reorganized as series of the Trust by the end of the second quarter of 2003. For simplicity, St. Clair, MFI, MFT, MFR and their respective series are referred to in this SAI together as the "Predecessor Funds."

     As stated in each Prospectus, the investment advisor of each Fund is Munder Capital Management ("Advisor" or "MCM"), a Delaware general partnership. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 97% of the partnership interests in the Advisor.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of each of the Funds. Each Fund's investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board of Trustees ("Board of Trustees" or "Board") without the authorization of the holders of a majority of the Fund's outstanding shares. Certain investment strategies for the Government Money Market Fund may not be changed without 60 days' prior notice to shareholders. There can be no assurance that either Fund will achieve its objective or goal.

     A description of the applicable credit ratings is set forth in Appendix A to this SAI.

     Asset-Backed Securities. The Money Market Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments that, in the case of mortgages, have maximum maturities of forty years. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

     Bank Obligations. Each of the Funds may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. Each of the Funds will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured.

     Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although a Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

     Borrowing. Each Fund is authorized to borrow money in amounts up to 5% of the value of its assets at the time of such borrowings for temporary purposes, and may borrow up to 33 1/3% of its assets to meet redemption requests. Borrowing may be unsecured. The Investment Company Act of 1940, as amended ("1940 Act"), requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

     Commercial Paper. Investments by each of the Funds in commercial paper (short-term promissory notes issued by corporations), including variable amount master demand notes, will consist of issues rated, at the time, in one of the two highest rating categories by a nationally-recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P") or Fitch Ratings, Inc. ("Fitch"), if rated by only one NRSRO, or by two NRSROs if rated by more than one NRSRO. To the extent that the ratings accorded by NRSROs may change as a result of changes in their ratings systems, each Fund will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, a Fund's rating criteria, a Fund may require that the issuer's obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, each of the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     Foreign Securities. The Money Market Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange ("NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Guaranteed Investment Contracts. The Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits the Fund on a monthly basis with interest that is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Money Market Fund will only purchase GICs from insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Fund's limitation on illiquid investments.

     Illiquid Securities. Each of the Funds may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended ("1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, a Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     Each of the Funds may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Each of the Funds may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Investment Company Securities. Each of he Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement.

     For hedging or other purposes, each of the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds ("ETFs") are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM), NASDAQ 100 Shares, and iShares.

     Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and each of the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor has determined are creditworthy under guidelines established by the Board.

     Mortgage-Backed Securities. Each of the Funds may purchase mortgage-backed securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.

     Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

     Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

     Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The average life of mortgage-backed securities varies with the maturities of the underlying instruments which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security's total return may be difficult to predict precisely. When a Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

     Municipal Obligations. The Money Market Fund may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Money Market Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Trust nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted.

     Repurchase Agreements. Each of the Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to each of the Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

     The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Funds' Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

     Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's Custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Stand-by Commitments. The Money Market Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by the Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

     The Money Market Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Money Market Fund intends to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

     Stripped Securities. Each of the Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments that are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs that are stripped by their holder do not qualify as U.S. Government obligations.

     The U.S. Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board.

     In addition, each of the Funds may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

     Supranational Bank Obligations. The Money Market Fund may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

     U.S. Government Obligations. Each of the Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by each of the Funds include without limitation U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by each of the Funds may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

     The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

     Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). Neither of the Funds will purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. Each of the Funds will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank.

     Variable Amount Master Demand Notes. Each Fund may purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. Each of the Funds may invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risks.

     Variable and Floating Rate Instruments. Debt instruments in which each of the Funds invest may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Each of the Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

     Variable and floating rate securities held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     In determining average weighted portfolio maturity of a Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

     In determining average weighted portfolio maturity of a Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

     Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, a Fund will designate cash or liquid portfolio securities equal to the amount of the commitment. Normally, a Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual circumstances.

     A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, a Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Each of the Funds will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. Each of the Funds intend to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of its total assets at the time of purchase, provided that a Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by a Fund, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     Subsequent to its purchase by a Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security's rating may be reduced. The Board or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                             INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Other Information - Shareholder Approvals").

As a matter of fundamental policy, each Fund:

     1. May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Fund to: (i) enter into commitments to purchase securities in accordance with a Fund's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

     2. May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     3. May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

     4. May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or
          (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     5. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     6. May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

     7. Shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

     8. May not "concentrate" its investments in a particular industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund's holdings of illiquid securities exceed 10% because of changes in the value of a Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             MANAGEMENT OF THE FUNDS

     The Trust is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Funds' activities.

     Trustees and Officers. Information about the Trustees and officers of the Trust, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a "Non-Interested Trustee" to the extent the Trustee is not an "interested person" of the Trust (as that term is defined in Section 2(a)(19) of the 1940 Act).

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                 Term of                                       Portfolios in
                                              Office(1) and                                        Fund
Name,                          Position(s)      Length of    Principal Occupation(s)             Complex           Other
Address                         with the          Time               During                      Overseen      Directorships
and Age                           Trust         Served(2)         Past 5 Years                  by Trustee    Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees

---------------------------------------------------------------------------------------------------------------------------------
Charles W. Elliott             Trustee and   Indefinite      Consultant, self-employed              32       None
c/o The Munder Funds           Chairman      since 11/89     (since 7/95); Senior Advisor to
480 Pierce Street                                            President, Western Michigan
Suite 300                                                    University (7/95 to 12/98);
Birmingham, MI 48009                                         Director, MFI (since 2/95);
Age 71.                                                      Trustee, MFT (since 11/89);
                                                             Trustee, MFR (since 11/96);
                                                             Director, St. Clair (since
                                                             2/94); Trustee, @Vantage
                                                             (since 8/00).

---------------------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.              Trustee and   Indefinite      Chairman and Chief Executive           32       None
c/o The Munder Funds           Vice          since 2/93      Officer, Walbridge Aldinger
480 Pierce Street              Chairman                      Company (construction company)
Suite 300                                                    (since 1991); Director, MFI
Birmingham, MI 48009                                         (since 2/93); Trustee, MFT
Age 55.                                                      (since 4/95); Trustee, MFR
                                                             (since 11/96); Director, St.
                                                             Clair (since 4/95); Trustee,
                                                             @Vantage (since 8/00).

---------------------------------------------------------------------------------------------------------------------------------
David J. Brophy                Trustee       Indefinite      Professor of Finance,                  32       PCS Research
c/o The Munder Funds                         since 5/93      University of Michigan-Business                 Technology Inc.
480 Pierce Street                                            School (since 8/66); Director,                  (financial
Suite 300                                                    MFI (since 5/93); Trustee, MFT                  technology
Birmingham, MI 48009                                         (since 4/95); Trustee, MFR                      company) (since
Age 66.                                                      (since 11/96); Director, St.                    2/02).
                                                             Clair (since 4/95); Trustee,
                                                             @Vantage (since 8/00).

---------------------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne            Trustee       Indefinite      Vice President, Macomb College         32       None
c/o The Munder Funds                         since 2/94      (since 2001); Dean, Macomb
480 Pierce Street                                            College (since 9/97); Director,
Suite 300                                                    MFI (since 2/95); Trustee, MFT
Birmingham, MI 48009                                         (since 11/89); Trustee, MFR
Age 64.                                                      (since 11/96); Director, St.
                                                             Clair (since 2/94); Trustee,
                                                             @Vantage (since 8/00).

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                                                                              Portfolios
                                               Term of                                         in Fund
Name,                       Position(s)     Office(1) and     Principal Occupation(s)          Complex            Other
Address                       with the        Length of              During                  Overseen by      Directorships
and Age                        Trust        Time Served(2)         Past 5 Years                Trustee       Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert               Trustee       Indefinite      Director, President and Chief          32       None
c/o The Munder Funds                         since 2/93      Executive Officer, Capital
480 Pierce Street                                            Automotive REIT (real estate
Suite 300                                                    investment trust specializing
Birmingham, MI 48009                                         in retail automotive
Age 55.                                                      properties) (since 10/97);
                                                             Director, MFI (since 2/93);
                                                             Trustee, MFT (since v Trustee,
                                                             MFR (since 11/96); Director,
                                                             St. Clair (since 4/95);
                                                             Trustee, @Vantage (since 8/00).
---------------------------------------------------------------------------------------------------------------------------------
John Engler                    Trustee       Indefinite      President of State and Local           32       Universal Forest
c/o The Munder Funds                         since 2/03      Government/Vice President of                    Products, Inc.
480 Pierce Street                                            Government Solutions for North                  (manufacturer and
Suite 300                                                    America, Electronic Data                        distributor of
Birmingham, MI 48009                                         Systems Corp. (computer                         lumber products)
Age 54.                                                      services) (since 1/03);                         (since 1/03);
                                                             Governor of the State of                        Northwest Airlines
                                                             Michigan (1/91 to 1/03);                        (since 1/03).
                                                             Director, MFI (since 4/03);
                                                             Trustee, MFT (since 4/03);
                                                             Trustee, MFR (since 4/03);
                                                             Director, St. Clair
                                                             (since 4/03); Trustee,
                                                             @Vantage (since 4/03).
---------------------------------------------------------------------------------------------------------------------------------
Arthur T. Porter               Trustee       Indefinite      President and Chief Executive          32       None
3990 John R.                                 since 2/01      Officer of the Detroit Medical
Detroit, MI 48201                                            Center (since 3/99); Professor
Age 46.                                                      with Tenure and Chairman of
                                                             Radiation Oncology of Wayne
                                                             State University School
                                                             of Medicine (3/91 to 3/99);
                                                             Director, MFI (since 2/01);
                                                             Trustee, MFT (since 2/01);
                                                             Trustee, MFR (since 2/01);
                                                             Director, St. Clair
                                                             (since 2/01);  Trustee,
                                                             @Vantage (since 2/01).
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                                                             Portfolios
                                              Term of                                         in Fund
Name,                         Position(s)  Office(1) and    Principal Occupation(s)           Complex         Other
Address                         with the     Length of              During                  Overseen by   Directorships
and Age                          Trust     Time Served(2)         Past 5 Years                 Trustee    Held by Trustee
----------------------------------------------------------------------------------------------------------------------------
Interested Trustee
----------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan(3)         Trustee      Indefinite     President of Monahan                   32     CMS Energy
3707 West Maple Rd.                        since 8/00     Enterprises, LLC (consulting                  Corporation
Suite 102                                                 company) (since 6/99); Chairman               (energy company)
Bloomfield Hills, MI 48301                                of Munder Capital Management                  (since 12/02);
Age 64.                                                   (investment advisor) (10/99 to                Guilford Mills,
                                                          12/00); Chairman and Chief                    Inc. (supplier of
                                                          Executive Officer of Munder                   automotive textile
                                                          Capital Management (10/99 to                  products) (since
                                                          12/99); President of Comerica                 10/02).
                                                          Incorporated (bank holding
                                                          company) (6/92 to
                                                          6/99); Director,
                                                          MFI (since 8/00);
                                                          Trustee, MFT (since
                                                          8/00); Trustee, MFR
                                                          (since 8/00);
                                                          Director, St. Clair
                                                          (since 8/00);
                                                          Trustee, @Vantage
                                                          (since 8/00).
----------------------------------------------------------------------------------------------------------------------------

-----------
     (1) The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws of the Trust, any Trustee shall retire as trustee at the end of the calendar year in which the trustee attains the age of 72 years.
     (2) The date on which each Trustee began service as a Board member includes the periods, if any, during which such Trustee served as a Director/Trustee of the Predecessor Funds.
     (3) Mr. Monahan is an "interested person" of the Trust as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Inc, the indirect parent company of Munder Capital Management, the Funds' advisor.

-------------------------------------------------------------------------------------------------------------------
                                                Term of
            Name,               Position(s) Office/(1)/ and
           Address                with the   Length of Time       Principal Occupation(s) During Past 5 Years
           and Age                 Trust       Served/(2)/
-------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------------
James C. Robinson             President    through 2/04;     Chairman and Chief Executive Officer of Munder
480 Pierce Street                          since 5/00        Capital Management (investment advisor) (since
Suite 300                                                    1/00); Chief Investment Officer/Fixed Income of
Birmingham, MI 48009                                         Munder Capital Management (1/90 to 1/00); President
Age 42.                                                      of MFI, MFT, MFR and St. Clair since 5/00);
                                                             President of @Vantage (since 8/00).
-------------------------------------------------------------------------------------------------------------------
Stephen J. Shenkenberg        Vice         through 2/04;     General Counsel of Munder Capital Management
480 Pierce Street             President    since 8/00        (investment advisor) (since 7/00); Deputy General
Suite 300                     and                            Counsel of Strong Capital Management, Inc.
Birmingham, MI 48009          Secretary                      (investment advisor) (12/92 to 7/00); Vice President
Age 44.                                                      and Secretary of MFI, MFT, MFR, St. Clair and
                                                             @Vantage (since 8/00).
-------------------------------------------------------------------------------------------------------------------
Elyse G. Essick               Vice         through 2/04;     Chief Marketing Officer of Munder Capital Management
480 Pierce Street             President    since 4/95        (investment advisor) (since 9/88); Vice President of
Suite 300                                                    MFI, MFT and St. Clair since 4/95; Vice President of
Birmingham, MI 48009                                         MFR since 11/96; Vice President of @Vantage (since
Age 45.                                                      8/00).
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
     Name,                      Position(s)   Term of Office/(1)/
    Address                      with the        and Length of
    and Age                        Trust       Time Served/(2)/       Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
Peter K. Hoglund               Vice          through 2/04;         Chief Administration Officer of Munder Capital
480 Pierce Street              President     since 2/01            Management (investment advisor) (since 5/00);
Suite 300                                                          Associate of Heartland Industrial Partners (a
Birmingham, MI 48009                                               private equity group) (10/99 to 5/00); Sr. Portfolio
Age 37.                                                            Manager of Munder Capital Management (1/98 to
                                                                   10/99); Vice President of MFI, MFT, MFR, St. Clair
                                                                   and @Vantage (since 2/01).
-------------------------------------------------------------------------------------------------------------------------
Cherie Ugorowski               Treasurer     through 2/04;         Controller of Munder Capital Management (investment
480 Pierce Street                            since 8/01            advisor) (since 6/01); Corporate Accounting Manager,
Suite 300                                                          DaimlerChrysler Corporation (automotive
Birmingham, MI 48009                                               manufacturer) (9/99 to 6/01); Manager, Audit and
Age 34.                                                            Business Advisory Practice, Arthur Andersen LLP
                                                                   (9/90 to 9/99); Treasurer of MFI, MFT, MFR, St.
                                                                   Clair and @Vantage (since 8/01).
-------------------------------------------------------------------------------------------------------------------------
David Rumph                    Assistant     through 2/04;         Analyst of Munder Capital Management (investment
480 Pierce Street              Treasurer     since 8/01            advisor) (since 4/01); Analyst, Controller's Group,
Suite 300                                                          Delphi Automotive Corp. (automotive supplier) (6/99
Birmingham, MI 48009                                               to 4/01); Manager, Mutual Fund Operations, Banc One
Age 31.                                                            (4/97 to 6/99); Assistant Treasurer of MFI, MFT,
                                                                   MFR, St. Clair and @Vantage (since 8/01).
-------------------------------------------------------------------------------------------------------------------------
Bradford E. Smith              Assistant     through 2/04;         Director of Mutual Fund Operations of Munder Capital
480 Pierce Street              Treasurer     since 5/00            Management (investment advisor) (since 3/01);
Suite 300                                                          Manager of Mutual Fund Operations of Munder Capital
Birmingham, MI 48009                                               Management (since 3/00); Administrator of Mutual
Age 31.                                                            Fund Operations of Munder Capital Management (8/99
                                                                   to 2/00); Assistant Vice President, Madison Mosaic,
                                                                   LLC (advisor to the Mosaic Funds) (9/98 to 7/99);
                                                                   Assistant Director of Shareholder Service, Madison
                                                                   Mosaic, LLC (advisor to the Mosaic Funds) (4/97 to
                                                                   8/98); Assistant Treasurer of MFI, MFT, MFR and St.
                                                                   Clair since 5/00; Assistant Treasurer of @Vantage
                                                                   (since 8/00).
-------------------------------------------------------------------------------------------------------------------------
Melanie Mayo West              Assistant     through 2/04;         Associate General Counsel of Munder Capital
480 Pierce Street              Secretary     since 2/02            Management (investment advisor) (since 11/01);
Suite 300                                                          Associate, Dykema Gossett PLLC (law firm) (8/98 to
Birmingham, MI 48009                                               11/01); Associate, Hertz, Schram & Saretsky, P.C.
Age 35.                                                            (law firm) (3/98 to 8/98); Assistant Secretary of
                                                                   MFI, MFT, MFR, St. Clair and @Vantage (since 2/02).
-------------------------------------------------------------------------------------------------------------------------
Mary Ann Shumaker              Assistant     through 2/04;         Associate General Counsel of Munder Capital
480 Pierce Street              Secretary     since 8/99            Management (investment advisor) (since 3/98);
Suite 300                                                          Assistant Secretary of MFI, MFT, MFR and St. Clair
Birmingham, MI 48009                                               (since 8/99); Assistant Secretary of @Vantage (since
Age 48.                                                            8/00).
-------------------------------------------------------------------------------------------------------------------------

--------------------
     (1) The officers are elected annually by the Board.
     (2) The date on which each officer began service as an officer of the Trust includes the periods during which such officer served as an officer of the Predecessor Funds.

         Standing Committees of the Board. The Trust has a standing Audit Committee presently consisting of Mr. Eckert, Dr. Brophy, Dr. Porter and Mr. Rakolta. All are members of the Board and are currently non-interested persons (as defined in the 1940 Act) of the Trust. The principal functions of the Trust's Audit Committee are to recommend to the Board the appointment of the Funds' independent auditors, to review with the auditors the scope and anticipated costs of their audit and to receive and consider a report from the auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection. The Board has adopted a written charter for the Audit Committee. During the last fiscal year of the Funds, the Audit Committee met two times.

         The Trust has a Nominating Committee. The Nominating Committee presently consists of Dr. Brophy, Dr. Champagne, Mr. Eckert and Mr. Rakolta. The function of the Nominating Committee is to recommend candidates for election to the Board of Trustees as independent Trustees. The Committee will not consider nominees recommended by stockholders. There were no nominees to be considered so the Nominating Committee did not meet during the most recently completed fiscal year of the Funds.

         The Trust has a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Dr. Champagne, Mr. Monahan and Dr. Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board's ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Funds' management to review the ongoing adherence by the Funds to their applicable compliance guidelines and review reports and other information concerning the status of the Funds' compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year of the Funds.

         Management Ownership of the Funds. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds in the Fund complex overseen by each Trustee as of December 31, 2002.

--------------------------------------------------------------------------------
                                                    Aggregate Dollar Range of
                             Dollar Range           Equity Securities in All
                              of Equity          Registered Investment Companies
                              Securities          Overseen by Trustee in Family
                             in the Funds            of Investment Companies
--------------------------------------------------------------------------------
Non-Interested Trustees
--------------------------------------------------------------------------------
Charles W. Elliott           None                Over $100,000
--------------------------------------------------------------------------------
John Rakolta, Jr.            None                Over $100,000
--------------------------------------------------------------------------------
David J. Brophy              None                $10,001-$50,000
--------------------------------------------------------------------------------
Joseph E. Champagne          None                $10,001-$50,000
--------------------------------------------------------------------------------
Thomas D. Eckert             None                $50,001-$100,000
--------------------------------------------------------------------------------
Arthur T. Porter             None                None
--------------------------------------------------------------------------------
John Engler                  None                None
--------------------------------------------------------------------------------
Interested Trustee
--------------------------------------------------------------------------------
Michael T. Monahan           None                Over $100,000
--------------------------------------------------------------------------------

         As of the date of this SAI, no officer, director or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator, the Sub-Administrators or the Transfer Agent, as defined below, currently receives any compensation from the Trust. As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of outstanding shares of the Funds.

         Compensation. Trustees who are not otherwise compensated by MCM, any sub-advisor to the Trust, or the Distributor pursuant to a contract between the Trust and MCM, the sub-advisor or the Distributor receive an aggregate annual retainer from the Trust for service on the Board of $68,000 ($90,000) for the Chairman). Trustees of The Munder @Vantage Fund ("@Vantage") who are not otherwise compensated by MCM or the Distributor pursuant to a contract between the Trust and MCM or the Distributor receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating

Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The Boards of Directors/Trustees of the Predecessor Funds and @Vantage adopted a deferred compensation plan ("Plan") on August 14, 2001 and the Board of Trustees of the Trust adopted the same Plan on February 11, 2003. The Plan permits each Trustee who receives compensation from the Funds of the Trust and @Vantage to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's adoption by the Predecessor Funds and @Vantage, each Director/Trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Trustee. These amounts will not, however, actually be invested in shares of the Funds of the Trust and the obligation of the Trust to make payments under the Plan will be unsecured general obligations of the Funds, payable out of the general assets and property of such Funds. A Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Trustee (up to 10 years). If a Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

     The following table summarizes the compensation paid to the Trustees of the Trust (in their role as Directors/Trustees of the Predecessor Funds) and @Vantage, including committee fees for the twelve-month period ended December 31, 2002.

                               Compensation Table

----------------------------------------------------------------------------------------------------------------------
                                                     Pension or
                                                     Retirement             Estimated          Total Compensation
                             Aggregate            Benefits Accrued            Annual           from the Trust and
                           Compensation           as Part of Fund         Benefits upon        Fund Complex Paid
Name of Trustee          from the Trust(1)           Expenses              Retirement            to Trustees(1)
----------------------------------------------------------------------------------------------------------------------
Charles W. Elliott            $90,000                  None                   None                  $94,000
----------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.             $71,000                  None                   None                  $75,000
----------------------------------------------------------------------------------------------------------------------
David J. Brophy               $68,000                  None                   None                  $72,000
----------------------------------------------------------------------------------------------------------------------
Joseph E. Champagne           $71,000                  None                   None                  $75,000
----------------------------------------------------------------------------------------------------------------------
John Engler(2)                 None                    None                   None                    None
----------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert              $71,000                  None                   None                  $75,000
----------------------------------------------------------------------------------------------------------------------
Michael T. Monahan            $68,000                  None                   None                  $72,000
----------------------------------------------------------------------------------------------------------------------
Arthur T. Porter              $68,000                  None                   None                  $72,000
----------------------------------------------------------------------------------------------------------------------

---------------
(1) As of April 30, 2003, there were six investment companies (MFI, MFT, MFR, St. Clair, the Trust and @Vantage) and 34 funds in the Fund Complex. Amounts provided for the Trust for the period are those paid to the Trustee when such Trustee was a Director/Trustee of the Predecessor Funds. Amounts provided for the Fund Complex for the period are those paid to the Trustee when such Trustee was a Director/Trustee of the Predecessor Funds and @Vantage. For the fiscal year ended December 31, 2002, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred all of his compensation pursuant to the deferred compensation plan described above. The total compensation from the Predecessor Funds and @Vantage deferred by the Trustees was $94,000 for Mr. Elliott, $75,000 for Mr. Eckert and $72,000 for Dr. Porter.
(2) Gov. Engler did not begin serving as a Trustee of the Trust until February 5, 2003.

     Material Relationships of the Non-Interested Trustees. For the purposes of the statements below, the immediate family members of any person are a person's spouse, children residing in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

     As of December 31, 2002, none of the Non-Interested Trustees, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor.

     During the calendar years of 2001 and 2002, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

     During the calendar years 2001 and 2002, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "Fund-Related Party"): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund,
(v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

     Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT ("CARS"), a publicly-held real estate investment trust specializing in retail automotive properties. During the calendar years 2001 and 2002, CARS had multiple secured lines of credit with leading commercial banks or lending facilities, including one with Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated, which is the indirect parent company of the Advisor. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company ("Walbridge"), a privately-owned construction company. During the calendar years 2001 and 2002, Walbridge had a stand-by line of credit with Comerica Bank. In both cases, these lines of credit are standard agreements that were negotiated at arm's-length and contain customary terms, conditions and interest rates.

     During the calendar years 2001 and 2002, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

     None of the Funds' Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2001 and 2002, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

     Trustee Liability. The Declaration of Trust of the Trust provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment; that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor. The investment advisor of each of the Funds is Munder Capital Management. The general partners of the Advisor are WAM, WAM II and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. Comerica Bank is a substantial record holder of each of the Funds' outstanding shares, as is more fully described below in "Other Information-Control Persons and Principal Holders of Securities."

     The Predecessor Funds entered into Investment Advisory Agreements ("Predecessor Advisory Agreements") with the Advisor that were approved by the Boards of Directors/Trustees of the Predecessor Funds and by their shareholders. As of the date of this SAI, the Boards of Directors/Trustees last approved the continuation of the Predecessor Advisory Agreements on May 21, 2002. In determining whether to approve the continuation of the Predecessor Advisory Agreements, the Boards of Directors/Trustees requested, and received from the Advisor, information that the Boards believed to be reasonably necessary to reach their conclusion. The Boards of Directors/Trustees carefully evaluated this information and were advised by legal counsel to the Predecessor Funds and by legal counsel to the Non-Interested Directors/Trustees with respect to their deliberations. In considering the Predecessor Advisory Agreements, the Boards of Directors/Trustees reviewed numerous factors. The Boards first reviewed each series' investment performance during the previous year and for all relevant prior periods. Although investment performance was a factor in determining that the Predecessor Advisory Agreements should be continued, the following factors were also considered by the Boards of Directors/Trustees in evaluating the fairness and reasonableness of the compensation to be paid to the Advisor: (a) services provided under the Predecessor Advisory Agreements; (b) requirements of the Predecessor Funds for the services provided by the Advisor; (c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of each Predecessor Fund; (f) the Advisor's commitments to operating the Predecessor Funds at competitive expense levels; (g) profitability of the Advisor with respect to its relationship with the Predecessor Funds; (h) the capabilities and financial condition of the Advisor; (i) current economic and industry trends; and (j) the historical relationship between each of the Predecessor Funds and the Advisor.

     Current management fees were also reviewed in the context of the Advisor's profitability. In addition, the Boards of Directors/Trustees reviewed an analysis prepared by an independent third-party comparing each Predecessor Fund's expense ratio, advisory fee and performance with comparable mutual funds. Among other things, the Boards of Directors/Trustees considered the following factors in evaluating the continuation of the Predecessor Advisory Agreements:
(a) the fairness and reasonableness of the investment advisory fee payable to the Advisor under the Predecessor Advisory Agreements in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor's relationship with the Predecessor Funds, and the amount of the fees paid compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services provided by the Advisor, in light of the high quality services provided by the Advisor in its management of the Predecessor Funds and the Predecessor Funds' historic performance, including the success of the Predecessor Funds in achieving stated investment objectives; (c) the Advisor's entrepreneurial commitment to the management of the Predecessor Funds and the continuing creation of a broad-based family of funds, which could entail a substantial commitment of the Advisor's resources to the successful operation of the Predecessor Funds; (d) the Advisor's representations regarding its staffing and capabilities to manage the Predecessor Funds, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor.

     Based on their review of the information requested and provided, and following extended discussions concerning the same, the Boards of Directors/Trustees of the Predecessor Funds determined that continuing the Predecessor Advisory Agreements was consistent with the best interests of the Predecessor Funds and their shareholders, and the Boards of Directors/Trustees unanimously approved the Predecessor Advisory Agreements for an additional annual period on the basis of the foregoing review and discussions. In particular, the Board noted the following factors, among others, in making its determination:

     . The terms of the Predecessor Advisory Agreements, including the services to be provided to the Predecessor Funds and the advisory fees payable by the Predecessor Funds, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Predecessor Advisory Agreements did not increase investment advisory fees payable by any Predecessor Fund or overall operating expenses of any Predecessor Fund over historical fee and expense levels. The Board also noted that the Advisor's profitability of operations with respect to the Predecessor Funds during the past year was lower than that of other advisors, based upon the Board's review of publicly available information.

     . The Advisor has historically provided high-quality services in its management of the Predecessor Funds and is committed to the successful operation of the Funds. Based upon the information provided to the Board, the Board expected that the Advisor would continue to provide high-quality services to the Funds. The Board reviewed the performance of each Predecessor Fund relative to its benchmark securities and market indices and comparable funds and, given the difficult economic and market environment, concluded that the performance of the Advisor was acceptable under the circumstances. While the historical relative performance of the Predecessor Funds has varied over time, the Board concluded that the Advisor was taking positive steps to improve the performance of the Predecessor Funds relative to their respective benchmarks. The Advisor described for the Board the continuing implementation of an investment management methodology focused on managing the risk and reducing the negative variance of each Predecessor Fund's performance relative to its benchmark, which the Advisor advised the Board should produce more predictable long-term performance for each Predecessor Fund relative to its benchmark. In addition, the Board noted that the Advisor has committed significant additional resources to the operation of the Predecessor Funds in recent years. While maintaining continuity of the management of the Funds, the Advisor has also been increasing its capabilities by adding additional investment management staff and upgrading systems.

     Subsequent to May 2002, the Boards of Directors/Trustees continued to receive regular updates on the performance of each of the Predecessor Funds and other matters relevant to the performance of the Advisor.

     On February 11, 2003, the Board of Trustees considered and approved the current Investment Advisory Agreements between the Advisor and the Trust, on behalf of the Funds and other series of the Trust ("Current Advisory Agreements"). The Current Advisory Agreements are substantially similar to the Predecessor Advisory Agreements in all material respects, including the term, except as discussed further below. Both the Predecessor Advisory Agreements and the Current Advisory Agreements will expire on May 21, 2003, unless the continuation of the Predecessor Advisory Agreements and the Current Advisory Agreements for a one-year period is approved by the Board on or before May 21, 2003. When considering the approval of the Current Advisory Agreements, the Board considered the fact that (a) all but one of the members of the Board had participated in the review of the Predecessor Advisory Agreements in May 2002, and had been receiving regular updates on the performance of each of the Funds and other matters relevant to the performance of the Advisor after that date; and (b) the Current Advisory Agreements are substantially similar to those of the Predecessor Advisory Agreements in all material respects, including the term (which will expire on May 21, 2003, subject to review and approval by the Board of the continuation of the Current Advisory Agreements for a one-year period.

     Shareholders of the Funds of the Trust also approved or are expected to approve the Current Advisory Agreements following a vote of the shareholders of the Predecessor Funds in connection with their approval of the reorganization of each series of the Predecessor Funds into the corresponding Funds of the Trust at one or more shareholder meetings held or to be held on April 28, 2003, April 30, 2003, May 15, 2003 and May 28, 2003, or any adjournments thereof.

     As under the terms of the Predecessor Advisory Agreements with respect to the Predecessor Funds of the Trust, under the Current Advisory Agreements with respect to the Funds, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Board.

     If not sooner terminated, each Predecessor Advisory Agreement and Current Advisory Agreement will continue in effect until May 21, 2003, and for successive one-year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Predecessor Advisory Agreement or Current Advisory Agreement, as applicable, or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. Each Predecessor Advisory Agreement and Current Advisory Agreement is terminable with respect to a Fund by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty upon 90 days' written notice to the Trust. Each Predecessor Advisory Agreement and Current Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

     Under the Predecessor Advisory Agreements for each of the Funds, the Funds paid the Advisor annual fees for the services performed and expenses assumed by the Advisor of 0.20% of each Fund's average daily net assets, computed daily and paid monthly. Under the Current Advisory Agreements for each of the Funds, for the advisory services provided and expenses assumed by the Advisor each of the Funds pays the Advisor an annual fee computed daily and paid daily at the rates set forth below:

          0.20% of net assets

          .   Government Money Market Fund
          .   Money Market Fund

     The Advisor has contractually agreed to reduce the management fee for each of the Government Money Market Fund and the Money Market Fund from 0.20% of average daily net assets to 0.12% of average daily net assets through April 30, 2004. In addition, through April 30, 2004, the Advisor has contractually agreed to reimburse expenses for each Fund's operating expenses (other than management fee, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep other operating expenses at 0.00%.

     The advisory fees received, advisory fees waived, and other expenses reimbursed by the Advisor for each of the Funds (when they were Predecessor Funds) for the last three fiscal years are set forth below.

----------------------------------------------------------------------------------------------------------
                                                       Fiscal year ended December 31, 2000
----------------------------------------------------------------------------------------------------------
                                                                                     Other Expenses
                                                                                     Reimbursed by the
                                     Advisory Fees         Advisory Fees Waived      Advisor
----------------------------------------------------------------------------------------------------------
Money Market Fund                    $239,255              $29,624                   $151,473
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                       Fiscal year ended December 31, 2001
----------------------------------------------------------------------------------------------------------
                                                                                      Other Expenses
                                                                                      Reimbursed by the
                                     Advisory Fees        Advisory Fees Waived        Advisor
----------------------------------------------------------------------------------------------------------
Government Money Market Fund*        $  9,695             $  3,878                    $ 12,549
----------------------------------------------------------------------------------------------------------
Money Market Fund                    $685,808             $274,323                    $483,399
----------------------------------------------------------------------------------------------------------

--------------
* Fees for the Government Money Market Fund are from the period of commencement of operations on October 3, 2001 through December 31, 2001.

----------------------------------------------------------------------------------------------------------
                                                       Fiscal year ended December 31, 2002
----------------------------------------------------------------------------------------------------------
                                                                                      Other Expenses
                                                                                      Reimbursed by the
                                     Advisory Fees        Advisory Fees Waived        Advisor
----------------------------------------------------------------------------------------------------------
Government Money Market Fund         $   50,898           $ 20,359                    $ 76,316
----------------------------------------------------------------------------------------------------------
Money Market Fund                    $1,779,937           $711,975                    $964,354
----------------------------------------------------------------------------------------------------------

     Administrator. In addition to serving as the Advisor to the Funds, MCM also serves as the administrator ("Administrator") for the Funds, the other series of the Trust, the Predecessor Funds that have not been reorganized into series of the Trust (if any), and @Vantage. Pursuant to an administration agreement effective April 30, 2003 and an administration agreement with the Predecessor Funds effective June 1, 2002 (the "Administration Agreements"), MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Funds of the Trust and Predecessor Funds; (ii) monitoring and coordinating the activities of the other service providers of the Trust or Predecessor Funds; (iii) providing fund accounting functions, including overseeing the computation of the net asset value of each Fund or Predecessor Fund; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreements, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

     The Administration Agreements permit MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into sub-administration agreements with State Street Bank and Trust Company ("State Street"), the former administrator to the Predecessor Funds, and FDI Distribution

Services, Inc., an affiliate of the distributor, to provide certain administrative services to the Funds of the Trust and the Predecessor Funds.

     As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds of the Trust and the Predecessor Funds. For the period from June 1, 2002 through May 31, 2003, MCM has agreed to limit the total amount it may receive in the aggregate from the Trust, the Predecessor Funds and @Vantage to $3.9 million for its services as administrator, after payment by MCM of sub-administration fees to the Funds' sub-administrators.

     Prior to June 1, 2002, State Street received administrative fees from the Funds (when they were Predecessor Funds) in the amounts set forth in the table below.

------------------------------------------------------------------------------------------------------------
                                       Fiscal year ended       Fiscal year ended     Period January 1, 2002
                                       December 31, 2000       December 31, 2001     through May 31, 2002
------------------------------------------------------------------------------------------------------------
Government Money Market Fund                 -                 $   824*              $ 2,233
------------------------------------------------------------------------------------------------------------
Money Market Fund                      $13,969                 $64,885               $61,034
------------------------------------------------------------------------------------------------------------

--------------
* Fees accrued for the Government Money Market Fund are from the period of commencement of operations on October 3, 2001 through December 31, 2001.

     MCM received administrative from the Funds (when they were Predecessor Funds) in the amounts set forth in the table below.

--------------------------------------------------------------------------------
                                          Period June 1, 2002 through
                                                December 31, 2002
--------------------------------------------------------------------------------
Government Money Market Fund                      $  8,083
--------------------------------------------------------------------------------
Money Market Fund                                 $317,923
--------------------------------------------------------------------------------

     Distributor. The Funds' Distributor is Funds Distributor, Inc. and its principal office is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Trust has entered into a distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor receives no compensation for its services with respect to sales of Class K and Class Y shares, but receives fees under a Combined Distribution and Service Plan, described more fully below, with respect to sales of Preferred (Y-2) and Investor (Y-3) shares. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund although it is not obligated to sell any particular amount of shares. During the fiscal year ended December 31, 2002, the Distributor received no fees with respect to Preferred (Y-2) and Investor (Y-3) shares, as those classes had not yet commenced operations.

     Distribution and Services Arrangements - Class K, Preferred (Y-2) and Investor (Y-3) Shares. Under the Distribution and Service Plan ("Plan"), adopted in accordance with Rule 12b-1 with respect to the Preferred (Y-2) and Investor (Y-3) shares of the Funds only, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to the distribution of its shares and the provision of certain shareholder services.

     Under the Plan for Preferred (Y-2) and Investor (Y-3) shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Preferred (Y-2) and Investor (Y-3) shares of each relevant Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Preferred (Y-2) and Investor (Y-3) shares of each relevant Fund.

     Class K shares are sold to customers of banks and other financial institutions that have entered into agreements with the Funds to provide shareholder services. Each Fund may pay to such financial institutions an annual service fee of up to 0.25% of the value of the average daily net assets of the Class K shares beneficially owned by the customers of these financial institutions.

     Services provided by financial institutions under their Class K shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K shares beneficially owned by customers or the information necessary for sub-accounting;
(viii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Funds' arrangements with institutions; and (x) providing such other similar services as the Funds may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

     Under the terms of the Plan for each of the classes of shares, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Trustees"). The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval. All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board of Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

     In the case of Preferred (Y-2) and Investor (Y-3) shares, the Trustees have determined that the Plan will benefit the Trust and its shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts;
(iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

     In the case of Class K shares, the Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

     With respect to Preferred (Y-2) and Investor (Y-3) shares of each relevant Fund, the Distributor expects to pay sales commissions to dealers authorized to sell a Fund's Preferred (Y-2) and Investor (Y-3) shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the Plan. In addition, the Advisor or Distributor, or any of their affiliates, may from time to time pay for shareholder services or distribution out of their own resources without additional cost to the Funds or their shareholders.

     During the fiscal years ended December 31, 2002, 2001 and 2000, the Funds made no payments to the Distributor under the Plan.

     Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian ("State Street" or "Custodian") to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street keeps the books of account for each Fund.

     Transfer and Dividend Disbursing Agent. PFPC Inc. ("Transfer Agent"), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement with the Trust and @Vantage under which the Transfer Agent (i) issues and redeems shares of each Fund; (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Funds; (v) makes periodic reports to the Board concerning the operations of the Funds; and (vi) conducts certain anti-money laundering activities on behalf of the Funds.

     Comerica. As stated in the Funds' Class K shares Prospectus, Class K shares of the Funds are sold to customers of financial institutions. Such financial institutions may include Comerica Bank, its affiliates and subsidiaries and other institutions that have entered into agreements with the Trust for shareholder services for their customers.

     Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Funds and whether or not the Custodian or the Transfer Agent is affiliated with the Funds of the Trust, the Predecessor Funds or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

     Except as noted in this SAI, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying a Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust and Predecessor Funds that are not readily identifiable as belonging to a particular investment portfolio of the Trust or Predecessor Funds are allocated among all investment portfolios of the Trust and Predecessor Funds by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the other series of the Trust as applicable. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 CODES OF ETHICS

     The Trust, the Predecessor Funds, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Predecessor Funds, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). The Distributor has also adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC's website at http:\\www.sec.gov.

                             PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Board of Trustees, the Advisor causes investment decisions for each of the Funds to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of each of the Funds.

     Consistent with the Advisory Agreement for each of the Funds, the Advisor selects broker-dealers to execute transactions on behalf of each of the Funds using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer's risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

     In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act")) provided to the Funds and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Advisor in connection with the Advisor's services to other clients.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

       The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided a Fund's officers are satisfied that the Fund is receiving best execution, a Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

       Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

       Each of the Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor believes such practice to be in such Fund's best interests.

       Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

       Neither of the Funds will purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board, in accordance with Rule 10f-3 under the 1940 Act.

       Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

       Each Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of December 31, 2002, the Funds (when they were Predecessor Funds) held securities in the indicated firms as follows: the Government Money Market Fund held securities of Lehman Brothers Holdings, Inc. valued at $4,910,000 and Salomon

Brothers valued at $5,000,000; and the Money Market Fund held securities of Lehman Brothers Holdings, Inc. valued at $187,215,707, Salomon Brothers valued at $60,000,000 and Deutsche Bank AG valued at $19,998,624.

       Since each of the Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high. However, brokerage commissions are normally not paid on money market instruments, therefore portfolio turnover is not expected to have a material effect on the net investment income of a Fund. The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were 397 days or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

       Purchases. As described in the Prospectuses, shares of each of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

       In-Kind Purchases. Payment for shares of a Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for such Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities
(a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Funds at
(800) 438-5789 for more information.

       Retirement Plans. Shares of each of the Funds may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs and Education Savings Accounts ("ESAs"). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account.

       Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form.

       Redemption proceeds are normally paid in cash; however, a Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

       Involuntary Redemptions. A Fund may involuntarily redeem any account if its value falls below the applicable minimum initial investment for the account, or $2,500, whichever is lower. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to the required level. A Fund may also redeem an account involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

       Other Redemption Information. Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

       In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. Each of the Funds may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

                                 NET ASSET VALUE

       In seeking to maintain a stable net asset value of $1.00 per share with respect to each of the Funds, portfolio securities are valued according to the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

       As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Board has established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Fund for purposes of sales and redemptions. These procedures include a review by the Board, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Board will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

       Pursuant to Rule 2a-7 under the 1940 Act, each of the Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that neither Fund will purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, each of the Funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board. There can be no assurance that a constant net asset value will be maintained for each Fund.

       Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

       Where no last sales price is available for an ADR or GDR on the exchange or market where it is principally traded, the ADR or GDR will be valued at the closing sales price of its underlying security on the security's principal foreign exchange, multiplied by the relevant exchange rate and the ADRs or GDRs conversion rate of the ADR or GDR to one share of its underlying security.

       Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

       In determining the approximate market value of portfolio investments, each of the Funds may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on each Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

       Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Funds, which have been approved by the Board. The procedures require that the Pricing Committee, which is comprised of the Advisor's officers and employees as designated from time to time by management of the Advisor, meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

       Minutes of all Pricing Committee meetings are provided to the Board and reviewed by the Advisor at their next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board's input on any particular issue.

                                      YIELD

       Each of the Fund's current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and any additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

       Based on the foregoing computations for the seven-day period ended December 31, 2002, the Money Market Fund's annualized yield for Class Y Shares was 1.39% and the effective yield was 1.40% and the Government Money Market Fund's annualized yield for Class Y shares was 1.25% and the effective yield was 1.26%. For all periods, the information provided relates to each Fund when it was a Predecessor Fund. As of the date of this SAI, the Class K, Preferred (Y-2) and Investor (Y-3) shares of the Money Market Funds have not commenced operations.

       Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

       The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                      TAXES

     The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     General. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year ("Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies ("Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trade or business.

     Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

     Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. Each of the Funds expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations. Due to the investment strategies of each of the Funds, they will not typically derive net long-term capital gains.

     In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by each of the Funds each year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Each Fund will be required in certain cases to withhold and remit to the United States Treasury 30% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

     Disposition of Shares. Upon the redemption, sale or exchange of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Assuming the applicable Fund continuously maintains a net asset value of $1.00 per share of such Fund, a shareholder of such a Fund will not recognize gain or loss upon a sale or exchange of such shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

     Constructive Sales. IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

     Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by each of the Funds and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

     The Trust is a Delaware statutory trust. Under the Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Trust's Declaration of Trust authorizes the Board to classify or reclassify any authorized but unissued shares of the Trust into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

     Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust representing interests in the Munder Institutional Money Market Fund and Munder Institutional Government Money Market Fund. Each Fund offers shares in four separate classes: Class K, Class Y, Preferred (Y-2) and Investor (Y-3) shares.

     The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Funds of the Trust. The Multi-Class Plan provides that each class of shares of any Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Trust's other series, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Preferred (Y-2) shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund's Preferred (Y-2) shares, only Investor (Y-3) shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund's Investor (Y-3) shares and only Class K shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Distribution and Service Plan as it relates to a Fund's Class K shares. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless (i) it is clear that the interests of each Fund in the matter are substantially identical to the other Funds of the Trust or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular Fund.

     Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust's outstanding shares (irrespective of class) may elect all of the trustees or directors.

Shares of the Funds have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

     Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders' meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     The Trust's Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's Board of Trustees may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

     Notwithstanding any provision of law requiring a greater vote of the Trust's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Trust's Declaration of Trust, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Funds and the Trust's other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Funds, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

                                OTHER INFORMATION

     Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Trust's independent auditors.

     Control Persons and Principal Holders of Securities. As of April 1, 2003, the following person(s) owned of record or were known by the Funds to own beneficially 5% or more of any class of the Funds (when they were Predecessor Funds).

------------------------------------------------------------------------------
                                                           Percentage of Class
Name of Fund and Class          Name and Address             Outstanding (%)
------------------------------------------------------------------------------
Institutional Government Money  FUNDS DISTRIBUTOR INC            100.000
Market Class K                  ATTN ACCOUNTING DEPT
                                60 STATE STREET SUITE 1300
                                BOSTON MA 02109
------------------------------------------------------------------------------
Institutional Government Money  CALHOUN & CO                     100.000
Market Class Y                  C/O COMERICA BANK DETROIT
                                ATTN VICKY FROEHLICH
                                P O BOX 75000
                                DETROIT MI  48275-3455
------------------------------------------------------------------------------
Institutional Money Market Fund CALHOUN & CO                      89.396
Class Y                         C/O COMERICA BANK DETROIT
                                ATTN VICKY FROEHLICH
                                P O BOX 75000
                                DETROIT MI  48275-3455
------------------------------------------------------------------------------

       As of April 1, 2003, Comerica Bank held of record, as agent o trustee for its customers, more than 25% of the outstanding shares of all of the Funds. As a result Comerica Bank may be deemed to have control of one or more of the Funds and may be able to affect the outcome of matters presented for a vote of the shareholders of the Funds. Other shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.

       As of April 1, 2003, discretionary clients of MCM over which it has voting power collectively owned less than 1% of each Fund's outstanding shares, except with respect to the Institutional Money Market Fund (4.87%).

       Shareholder Approvals. As used in this SAI and in the Prospectuses, a "majority of the outstanding shares" of a Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

                             REGISTRATION STATEMENT

       This SAI and the Funds' Prospectuses do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:\\www.sec.gov.

       Statements contained herein and in the Funds' Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respects by such reference.

                         ANNUAL FUND OPERATING EXPENSES

       Unless otherwise noted, a Fund's expense ratio, identified as "Annual Fund Operating Expenses" in the prospectus expense tables, reflects that Fund's actual operating expenses for its most recent fiscal year as a percentage of the Fund's average net assets for the year. Because the percentage is based on a Fund's "average" net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A Fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a Fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain Funds), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

                              FINANCIAL STATEMENTS

       The financial statements of the Funds (when they were Predecessor Funds) including the notes thereto, dated December 31, 2002 have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI from the Annual Report of the Funds dated as of December 31, 2002. The information under the caption "Financial Highlights" for the period from commencement of operations through December 31, 2002, appearing in the related Prospectuses dated April 30, 2003, has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

       The financial statements of the Trust for the period prior to the reorganization and redomiciliation of the Predecessor Funds as series of the Trust, which are attached, contain the following:

       . Report of Ernst & Young LLP, Independent Auditors.
       . Statement of Asset and Liability.
       . Statement of Operations
       . Notes to Financial Statements.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholder of Munder Series Trust:

       We have audited the accompanying statement of asset and liability of Munder Series Trust (the "Trust"), as of April 8, 2003, and the related statement of operations for the period from February 3, 2003 to April 8, 2003. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

       We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

       In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the Munder Series Trust at April 8, 2003, and the results of its operations for the period from February 3, 2003 to April 8, 2003, in conformity with accounting principles generally accepted in the United States.

                                                        ERNST & YOUNG LLP

       Boston, Massachusetts
       April 8, 2003

                               Munder Series Trust
                        Statement of Asset and Liability
                                  April 8, 2003

ASSET:
       Cash                                          $ 117,000
                                                     ---------
               Total Asset                             117,000
                                                     ---------

LIABILITY:
       Due to affiliate                                 17,000
                                                     ---------
               Total Liability                          17,000
                                                     ---------
               NET ASSETS                            $ 100,000
                                                     =========

NET ASSETS CONSIST OF:
       Paid-in capital                               $ 117,000
       Accumulated net investment loss                 (17,000)
                                                     ---------
               NET ASSETS                            $ 100,000
                                                     =========

                        See Notes to Financial Statements

                               Munder Series Trust
                             Statement of Operations
              For the Period From February 3, 2003 to April 8, 2003


                                           $               -
INVESTMENT INCOME

EXPENSES:
       Trustee fees and expenses                      17,000
                                           -----------------
              Total Expenses                          17,000
                                           -----------------

NET INVESTMENT LOSS                        $         (17,000)
                                           =================


                       See Notes to Financial Statements

                               Munder Series Trust
                          Notes to Financial Statements
                                  April 8, 2003

1.   Organization

          Munder Series Trust (a Delaware Trust) (the "Trust") was organized on February 3, 2003 and has had no operations since that date other than matters relating to its organization. Munder Series Trust was formed solely for the purpose of completing an Agreement and Plan of Reorganization and Redomiciliation of each Fund of St. Clair Funds, Inc., The Munder Framlington Funds Trust, The Munder Funds, Inc. and The Munder Funds Trust.

2.   Significant Accounting Policies

          Organization Costs: Costs relating to the organization of the Trust will be borne by Munder Capital Management, the sole contributor of capital to the Trust, except for $17,000 of Trustee fees and expenses.

          Accounting Estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

3.   Due to Affiliate

          Due to Affiliate represents a payable to Munder Capital Management to reimburse it for payments made to the Trustee on behalf of the Trust.

                                    APPENDIX

- Rated Investments -

Corporate Bonds

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB," "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     From Fitch Ratings, Inc. ("Fitch") description of its bond ratings:

     "AAA": "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA": "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A": "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in economic conditions than is the case for higher ratings.

     "BBB": "BBB" ratings indicated that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB": "BB" ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

     "B": "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business and economic environment.

     "CCC," "CC" and "C": Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

Commercial Paper

     The rating "Prime-1 or P-1" is the highest commercial paper rating assigned by Moody's. These issuers (or supporting institutions) are considered to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return of funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Instruments rated "Prime-2 or P-2" are offered by issuers (or supporting institutions) that have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" is rated in the highest category assigned by S&P and indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated "A-1+." This indicates that the obligor's capacity to meet its financial commitment on the obligation is extremely strong. Commercial paper rated "A-2" by S&P is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     The highest rating category assigned by Fitch is "F1", which indicates the strongest capacity for timely payment of financial commitments. Certain obligations may be designated "F1+" to denote any exceptionally strong credit feature. Commercial paper rated "F2" represents a good credit quality with a satisfactory capacity for timely payment of financial commitments, but a margin of safety that is not as great as in the case of the higher ratings.